UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2021

Date of reporting period:	1/31/2021

Item 1 – Reports to Stockholders

PGIM CORPORATE BOND FUND

SEMIANNUAL REPORT

JANUARY 31, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Corporate Bond Fund informative and useful. The report covers performance for the six-month period ended January 31, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Corporate Bond Fund

March 15, 2021

PGIM Corporate Bond Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 1/31/ 21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	0.91	1.88	5.47	N/A	4.51 (5/28/15)
Class C	0.53	3.53	5.35	N/A	4.29 (5/28/15)
Class R	0.78	5.05	5.87	N/A	4.81 (5/28/15)
Class Z	1.12	5.66	6.42	4.49	—
Class R6	1.03	5.58	6.40	N/A	5.33 (5/28/15)
Bloomberg Barclays US Credit Index
	0.00	5.58	6.07	5.26	5.11

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described in the table below.

	Class A	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	0.75% (0.50% currently)	None	None

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Benchmark Definitions

Bloomberg Barclays US Credit Index—The Bloomberg Barclays US Credit Index measures the performance of investment grade corporate debt and agency bonds that are dollar denominated and have a remaining maturity greater than one year.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Distributions and Yields as of 1/31/21
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.15	1.30	0.72
Class C	0.10	0.60	-0.61
Class R	0.13	1.08	-89.73
Class Z	0.17	1.59	1.11
Class R6	0.17	1.59	1.16

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 1/31/21
AAA	10.2
AA	7.6
A	30.3
BBB	47.5
BB	3.8
Cash/Cash Equivalents	0.6
Total Investments	100.0

Credit ratings reflect the highest rating assigned by an NRSRO such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Corporate Bond Fund	5

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses

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are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Corporate Bond Fund		Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,009.10	0.80%	$4.05
	Hypothetical	$1,000.00	$1,021.17	0.80%	$4.08
Class C	Actual	$1,000.00	$1,005.30	1.55%	$7.83
	Hypothetical	$1,000.00	$1,017.39	1.55%	$7.88
Class R	Actual	$1,000.00	$1,007.80	1.05%	$5.31
	Hypothetical	$1,000.00	$1,019.91	1.05%	$5.35
Class Z	Actual	$1,000.00	$1,011.20	0.55%	$2.79
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,010.30	0.55%	$2.79
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2021, and divided by the 365 days in the Fund's fiscal year ending July 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Corporate Bond Fund	7

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.3%

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.2%
BANK, Series 2019-BN16, Class A3	3.741%	02/15/52	200	$230,152
Benchmark Mortgage Trust, Series 2019-B09, Class A4	3.751	03/15/52	200	227,953
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	250	277,428
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	300	332,266
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050	04/10/49	228	242,149
Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	100	106,176
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A4	3.224	07/15/50	100	111,238
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	200	214,857
Series 2016-C31, Class A4	2.840	11/15/49	300	322,504
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3	3.317	10/15/50	200	217,474

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,077,811)				2,282,197

CORPORATE BONDS 87.5%

Aerospace & Defense 0.6%

Boeing Co. (The),
Sr. Unsec’d. Notes	3.200	03/01/29	30	31,216
Sr. Unsec’d. Notes	5.805	05/01/50	80	105,454
Sr. Unsec’d. Notes	5.930	05/01/60	100	134,482

				271,152

Agriculture 1.3%

Altria Group, Inc., Gtd. Notes	3.800	02/14/24	100	109,088
BAT Capital Corp. (United Kingdom),
Gtd. Notes	4.390	08/15/37	50	55,218
Gtd. Notes	4.700	04/02/27	200	234,013

See Notes to Financial Statements.

PGIM Corporate Bond Fund    9

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

BAT International Finance PLC (United Kingdom), Gtd. Notes	1.668%	03/25/26	150	$152,360

				550,679

Airlines 0.4%

Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.500	10/20/25	55	58,762
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	100	118,295

				177,057

Auto Manufacturers 2.9%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.979	08/03/22	200	201,989
Sr. Unsec’d. Notes	3.350	11/01/22	265	269,180
General Motors Co.,
Sr. Unsec’d. Notes	5.400	04/01/48	135	170,926
Sr. Unsec’d. Notes	6.125	10/01/25	200	240,923
General Motors Financial Co., Inc.,
Gtd. Notes	3.200	07/06/21	75	75,678
Gtd. Notes	3.550	04/09/21	30	30,166
Gtd. Notes	4.000	01/15/25	150	164,970
Sr. Unsec’d. Notes	4.200	11/06/21	100	102,823

				1,256,655

Auto Parts & Equipment 0.8%

BorgWarner, Inc., Sr. Unsec’d. Notes, 144A	5.000	10/01/25	200	235,495
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500	04/29/22	100	102,981

				338,476

Banks 20.3%

Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.800	02/23/28	200	224,921

See Notes to Financial Statements.

10

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Bank of America Corp.,
Sr. Unsec’d. Notes	2.592%(ff)	04/29/31	300	$314,649
Sr. Unsec’d. Notes, MTN	2.676(ff)	06/19/41	250	249,674
Sr. Unsec’d. Notes, MTN	2.831(ff)	10/24/51	40	39,772
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	190	216,569
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	55	66,392
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	240	282,185
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	1.700	05/12/22	200	203,334
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.610(ff)	02/15/23	120	124,912
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	200	215,199
BPCE SA (France), Sr. Unsec’d. Notes, 144A	2.375	01/14/25	250	263,085
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	25	25,580
Sr. Unsec’d. Notes	4.412(ff)	03/31/31	300	356,466
Sub. Notes	4.300	11/20/26	300	346,296
Sub. Notes	4.600	03/09/26	300	347,850
Credit Agricole SA (France), Sr. Unsec’d. Notes, 144A	1.247(ff)	01/26/27	255	255,009
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	0.000(cc)	02/02/27	250	249,734
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	5.000(ff)	01/12/23	200	207,726
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	2.222(ff)	09/18/24	150	154,328
Sr. Unsec’d. Notes	3.950	02/27/23	100	106,133
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	80	80,593
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	20	22,898
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	80	93,847
Sub. Notes	5.150	05/22/45	150	201,438
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	1.589(ff)	05/24/27	200	202,474
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.682(c)	04/30/21(oo)	98	97,542
Sr. Unsec’d. Notes	0.000(cc)	02/04/32	300	299,946
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	150	157,670

See Notes to Financial Statements.

PGIM Corporate Bond Fund    11

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	2.525%(ff)	11/19/41	110	$108,845
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	100	114,233
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	95	111,314
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	145	175,002
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	350	418,753
Sub. Notes	2.956(ff)	05/13/31	10	10,670
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	285	340,500
Sr. Unsec’d. Notes, MTN	3.971(ff)	07/22/38	235	280,409
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.373(ff)	01/05/24	200	210,286
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	400	401,284
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25	200	210,879
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.125	09/24/25	200	227,295
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	340	358,623
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	410	428,790

				8,803,105

Beverages 1.2%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	240	299,911
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.550	01/23/49	110	149,993
Constellation Brands, Inc., Gtd. Notes	5.250	11/15/48	50	68,786

				518,690

Biotechnology 0.1%

Regeneron Pharmaceuticals, Inc., Sr. Unsec’d. Notes	2.800	09/15/50	55	51,509

See Notes to Financial Statements.

12

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials 0.7%

Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950%	07/02/64	54	$71,963
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	12/15/47	50	58,956
Masco Corp.,
Sr. Unsec’d. Notes	2.000	10/01/30	70	70,656
Sr. Unsec’d. Notes	4.500	05/15/47	35	43,100
Vulcan Materials Co., Sr. Unsec’d. Notes	3.500	06/01/30	40	45,410

				290,085

Chemicals 1.7%

CF Industries, Inc., Gtd. Notes	5.375	03/15/44	20	25,261
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.600	11/15/50	130	140,034
Sr. Unsec’d. Notes	5.550	11/30/48	50	70,421
LYB International Finance III LLC, Gtd. Notes	3.375	10/01/40	100	103,448
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625	02/26/55	60	71,166
Mosaic Co. (The), Sr. Unsec’d. Notes	3.250	11/15/22	200	208,709
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	2.950	08/15/29	90	98,198

				717,237

Commercial Services 2.4%

California Institute of Technology, Sr. Unsec’d. Notes	4.700	11/01/2111	50	68,054
Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118	145	204,507
IHS Markit Ltd., Gtd. Notes, 144A	4.750	02/15/25	300	341,570
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	100	122,431

See Notes to Financial Statements.

PGIM Corporate Bond Fund    13

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610%	02/15/2119	160	$176,974
Verisk Analytics, Inc., Sr. Unsec’d. Notes	3.625	05/15/50	125	139,559

				1,053,095

Computers 1.0%

Apple, Inc., Sr. Unsec’d. Notes	4.650	02/23/46	100	135,666
Genpact Luxembourg Sarl, Gtd. Notes	3.375	12/01/24	200	217,593
Leidos, Inc.,
Gtd. Notes, 144A	2.300	02/15/31	35	35,165
Gtd. Notes, 144A	4.375	05/15/30	30	35,363

				423,787

Diversified Financial Services 1.3%

Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24	40	44,457
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	1.650	03/11/31	240	236,755
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418	11/15/35	80	93,607
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	1.851	07/16/25	200	207,134

				581,953

Electric 8.5%

Arizona Public Service Co., Sr. Unsec’d. Notes	3.350	05/15/50	75	83,139
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series AD	2.900	07/01/50	25	26,351
Commonwealth Edison Co., First Mortgage	4.700	01/15/44	100	130,342
Dominion Energy South Carolina, Inc., First Mortgage	4.600	06/15/43	150	196,069

See Notes to Financial Statements.

14

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

DTE Electric Co., General Ref. Mortgage	3.950%	06/15/42	75	$87,187
Duke Energy Corp., Sr. Unsec’d. Notes	2.450	06/01/30	250	261,118
Entergy Corp., Sr. Unsec’d. Notes	2.950	09/01/26	100	109,970
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	3.250	06/01/25	80	86,941
Interstate Power & Light Co., Sr. Unsec’d. Notes	2.300	06/01/30	150	157,321
Liberty Utilities Finance GP1 (Canada), Gtd. Notes, 144A	2.050	09/15/30	230	228,918
MidAmerican Energy Co., First Mortgage	3.950	08/01/47	20	24,478
Mississippi Power Co., Sr. Unsec’d. Notes, Series 12-A	4.250	03/15/42	140	166,116
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.250	06/01/30	75	77,635
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	2.000	12/02/25	35	36,300
Sr. Sec’d. Notes, 144A	2.450	12/02/27	45	47,045
Pacific Gas & Electric Co., First Mortgage	1.750	06/16/22	300	300,830
PPL Capital Funding, Inc., Gtd. Notes	4.700	06/01/43	100	120,878
PPL Electric Utilities Corp., First Mortgage	4.750	07/15/43	150	195,805
Public Service Co. of New Hampshire, First Mortgage	3.600	07/01/49	45	53,108
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650	09/01/42	75	87,165
Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	400	440,929
RGS AEGCO Funding Corp., Sec’d. Notes, Series F	9.820	12/07/22	22	22,149
Rochester Gas & Electric Corp., First Mortgage, 144A	3.100	06/01/27	135	149,471
San Diego Gas & Electric Co., First Mortgage	4.300	04/01/42	75	89,188

See Notes to Financial Statements.

PGIM Corporate Bond Fund    15

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Sierra Pacific Power Co., General Ref. Mortgage	2.600%	05/01/26	70	$75,601
Southern California Edison Co., First Ref. Mortgage	5.500	03/15/40	200	260,390
Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550	07/15/24	150	162,569

				3,677,013

Electronics 0.2%

Roper Technologies, Inc., Sr. Unsec’d. Notes	1.400	09/15/27	95	95,728

Foods 1.3%

Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	45	47,608
Gtd. Notes	5.000	07/15/35	50	59,202
Kroger Co. (The), Sr. Unsec’d. Notes	5.150	08/01/43	60	80,622
Mars, Inc.,
Gtd. Notes, 144A	3.600	04/01/34	25	29,685
Sr. Unsec’d. Notes, 144A	1.625	07/16/32	80	78,287
Sr. Unsec’d. Notes, 144A	2.375	07/16/40	40	39,782
Mondelez International, Inc., Sr. Unsec’d. Notes	2.625	09/04/50	90	86,620
Tyson Foods, Inc., Sr. Unsec’d. Notes	5.100	09/28/48	100	138,598

				560,404

Hand/Machine Tools 0.2%

Stanley Black & Decker, Inc., Sr. Unsec’d. Notes	2.750	11/15/50	90	89,814

Healthcare-Services 3.2%

AHS Hospital Corp., Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	30	30,506
Anthem, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	100	126,859

See Notes to Financial Statements.

16

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Baylor Scott & White Holdings, Unsec’d. Notes, Series 2021	2.839%	11/15/50	55	$56,647
HCA, Inc.,
Sr. Sec’d. Notes	5.000	03/15/24	100	112,593
Sr. Sec’d. Notes	5.250	06/15/49	100	127,649
Sr. Sec’d. Notes	5.500	06/15/47	25	32,375
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.600	02/01/25	250	275,228
Mayo Clinic,
Unsec’d. Notes	3.774	11/15/43	85	100,013
Unsec’d. Notes, Series 2013	4.000	11/15/47	80	98,628
OhioHealth Corp., Unsec’d. Notes, Series 2020	3.042	11/15/50	35	36,952
Texas Health Resources, Sec’d. Notes	4.330	11/15/55	130	169,853
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.900	05/15/50	130	135,566
Sr. Unsec’d. Notes	3.700	08/15/49	80	94,550

				1,397,419

Housewares 0.2%

Newell Brands, Inc., Sr. Unsec’d. Notes	4.000	12/01/24	100	106,041

Insurance 2.0%

American International Group, Inc., Sr. Unsec’d. Notes	4.375	01/15/55	150	184,314
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	100	131,843
CNA Financial Corp., Sr. Unsec’d. Notes	3.450	08/15/27	100	112,921
Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50	110	119,922
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569	02/01/29	250	301,935

				850,935

See Notes to Financial Statements.

PGIM Corporate Bond Fund    17

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel 0.1%

Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	1.650%	10/15/27	25	$25,591
Sr. Unsec’d. Notes	2.800	12/15/24	20	21,490

				47,081

Lodging 0.3%

Marriott International, Inc., Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	100	116,036

Media 2.8%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.700	04/01/51	170	167,481
Sr. Sec’d. Notes	6.384	10/23/35	180	242,343
Comcast Corp.,
Gtd. Notes	3.999	11/01/49	195	234,808
Gtd. Notes	4.150	10/15/28	15	17,786
Cox Communications, Inc., Gtd. Notes, 144A	2.950	10/01/50	135	131,249
Discovery Communications LLC,
Gtd. Notes	3.950	06/15/25	28	31,297
Gtd. Notes	4.650	05/15/50	75	90,246
Gtd. Notes, 144A	4.000	09/15/55	118	126,586
ViacomCBS, Inc., Sr. Unsec’d. Notes	5.250	04/01/44	150	190,470

				1,232,266

Mining 3.3%

Barrick North America Finance LLC (Canada), Gtd. Notes	7.500	09/15/38	75	111,151
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	6.420	03/01/26	500	632,953
Kinross Gold Corp. (Canada), Gtd. Notes	5.950	03/15/24	300	341,858

See Notes to Financial Statements.

18

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

Newmont Corp., Gtd. Notes	2.800%	10/01/29	200	$215,295
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.400	02/01/43	100	118,691

				1,419,948

Miscellaneous Manufacturing 0.7%

Hillenbrand, Inc., Gtd. Notes	5.000	09/15/26	100	113,449
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	65	76,482
Textron, Inc.,
Sr. Unsec’d. Notes	2.450	03/15/31	75	75,568
Sr. Unsec’d. Notes	4.000	03/15/26	45	50,611

				316,110

Office/Business Equipment 0.0%

Xerox Corp., Sr. Unsec’d. Notes	4.375	03/15/23	20	21,011

Oil & Gas 4.4%

Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250	03/15/38	100	131,514
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.250	04/15/27	200	219,739
Sr. Unsec’d. Notes	5.250	06/15/37	75	84,237
Sr. Unsec’d. Notes	5.400	06/15/47	15	17,528
Chevron USA, Inc., Gtd. Notes	5.050	11/15/44	100	135,227
Concho Resources, Inc.,
Gtd. Notes	2.400	02/15/31	60	62,193
Gtd. Notes	4.875	10/01/47	50	66,342
Devon Energy Corp., Sr. Unsec’d. Notes	5.000	06/15/45	55	63,244
Diamondback Energy, Inc., Gtd. Notes	2.875	12/01/24	150	158,397
Energen Corp., Sr. Unsec’d. Notes	4.625	09/01/21	170	171,997

See Notes to Financial Statements.

PGIM Corporate Bond Fund    19

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Equinor ASA (Norway), Gtd. Notes	2.375%	05/22/30	80	$84,150
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.950	04/15/22	90	92,562
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	90	100,292
Occidental Petroleum Corp., Sr. Unsec’d. Notes	5.147(s)	10/10/36	100	48,909
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.600	01/03/31	65	72,449
Gtd. Notes	5.999	01/27/28	65	76,188
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.950	01/28/31	100	94,750
Gtd. Notes	6.350	02/12/48	60	50,264
Gtd. Notes, MTN	6.750	09/21/47	80	69,648
Shell International Finance BV (Netherlands), Gtd. Notes	4.375	05/11/45	85	106,000

				1,905,630

Packaging & Containers 0.7%

Berry Global, Inc.,
Sr. Sec’d. Notes, 144A	0.950	02/15/24	90	90,224
Sr. Sec’d. Notes, 144A	1.570	01/15/26	130	130,988
Sonoco Products Co., Sr. Unsec’d. Notes	3.125	05/01/30	70	76,113

				297,325

Pharmaceuticals 4.6%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	95	111,475
Sr. Unsec’d. Notes	4.250	11/21/49	150	182,034
Sr. Unsec’d. Notes	4.875	11/14/48	110	144,855
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	2.350	11/13/40	40	39,635
Sr. Unsec’d. Notes	4.250	10/26/49	30	38,295
Sr. Unsec’d. Notes	4.625	05/15/44	200	263,413
Cigna Corp., Gtd. Notes	4.900	12/15/48	150	199,839

See Notes to Financial Statements.

20

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

CVS Health Corp.,
Sr. Unsec’d. Notes	1.750%	08/21/30	200	$197,075
Sr. Unsec’d. Notes	1.875	02/28/31	75	74,359
Sr. Unsec’d. Notes	2.700	08/21/40	55	53,716
Sr. Unsec’d. Notes	4.780	03/25/38	100	123,566
Sr. Unsec’d. Notes	5.125	07/20/45	100	130,582
McKesson Corp., Sr. Unsec’d. Notes	4.750	05/30/29	120	145,472
Mylan, Inc., Gtd. Notes	5.200	04/15/48	40	51,785
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	2.200	07/21/21	26	26,001
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	140	159,232
Viatris, Inc.,
Gtd. Notes, 144A	3.850	06/22/40	25	27,668
Gtd. Notes, 144A	4.000	06/22/50	35	39,004

				2,008,006

Pipelines 6.9%

Boardwalk Pipelines LP, Gtd. Notes	3.400	02/15/31	100	103,936
Colonial Enterprises, Inc., Gtd. Notes, 144A	3.250	05/15/30	90	100,243
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750	09/30/21	250	252,895
Energy Transfer Operating LP,
Gtd. Notes	5.000	05/15/50	45	46,710
Gtd. Notes	6.250	04/15/49	15	17,733
Gtd. Notes, Series 20Y	5.800	06/15/38	15	16,893
Enterprise Products Operating LLC,
Gtd. Notes	4.800	02/01/49	70	85,578
Gtd. Notes	4.850	03/15/44	100	121,639
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	3.250	06/01/30	60	66,231
Sr. Unsec’d. Notes	4.200	10/03/47	80	88,035
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.625	04/01/22	90	91,395
Gtd. Notes, 144A	3.900	04/01/24	75	76,660

See Notes to Financial Statements.

PGIM Corporate Bond Fund    21

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

MPLX LP,
Sr. Unsec’d. Notes	2.650%	08/15/30	95	$97,152
Sr. Unsec’d. Notes	3.500	12/01/22	35	36,750
Sr. Unsec’d. Notes	4.000	03/15/28	45	51,024
Sr. Unsec’d. Notes	4.500	07/15/23	110	119,119
Sr. Unsec’d. Notes	5.200	12/01/47	75	87,085
ONEOK, Inc.,
Gtd. Notes	2.200	09/15/25	150	155,745
Gtd. Notes	3.100	03/15/30	45	46,714
Gtd. Notes	4.350	03/15/29	2	2,248
Gtd. Notes	4.500	03/15/50	30	31,299
Gtd. Notes	4.950	07/13/47	150	165,317
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.650	06/01/22	300	308,708
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.400	10/01/47	150	159,474
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	3.950	05/15/50	80	88,264
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22	300	307,430
Sr. Unsec’d. Notes	5.250	02/01/50	10	11,253
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.300	03/04/24	200	219,552
Sr. Unsec’d. Notes	5.100	09/15/45	30	36,121

				2,991,203

Real Estate 0.5%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	200	228,998

Real Estate Investment Trusts (REITs) 3.5%

Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24	75	81,411
Sr. Unsec’d. Notes	4.050	07/01/30	15	16,985
Sr. Unsec’d. Notes	4.125	06/15/26	200	226,935
Duke Realty LP, Sr. Unsec’d. Notes	1.750	02/01/31	100	99,768

See Notes to Financial Statements.

22

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350%	09/01/24	100	$106,514
Gtd. Notes	4.000	01/15/31	170	184,821
Gtd. Notes	5.375	11/01/23	60	65,718
Realty Income Corp., Sr. Unsec’d. Notes	1.800	03/15/33	55	53,998
SITE Centers Corp., Sr. Unsec’d. Notes	3.625	02/01/25	306	321,608
Ventas Realty LP, Gtd. Notes	3.500	02/01/25	295	323,915
Welltower, Inc., Sr. Unsec’d. Notes	2.750	01/15/31	50	52,729

				1,534,402

Retail 3.0%

Alimentation Couche-Tard, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.800	01/25/50	100	112,396
AutoNation, Inc., Sr. Unsec’d. Notes	4.750	06/01/30	165	198,515
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31	220	215,056
Best Buy Co., Inc., Sr. Unsec’d. Notes	1.950	10/01/30	200	198,175
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.000	05/15/25	100	112,509
O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	1.750	03/15/31	150	147,876
Tractor Supply Co., Sr. Unsec’d. Notes	1.750	11/01/30	160	158,297
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	4.100	04/15/50	150	160,080

				1,302,904

Semiconductors 2.1%

Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	40	44,704
Broadcom, Inc., Gtd. Notes	3.150	11/15/25	200	217,048

See Notes to Financial Statements.

PGIM Corporate Bond Fund    23

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors (cont’d.)

Broadcom, Inc., (cont’d.)
Gtd. Notes	4.700%	04/15/25	150	$171,030
Gtd. Notes, 144A	2.450	02/15/31	135	134,545
Microchip Technology, Inc., Sr. Sec’d. Notes, 144A	0.972	02/15/24	240	240,172
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands), Gtd. Notes, 144A	3.150	05/01/27	75	82,517

				890,016

Shipbuilding 0.3%

Huntington Ingalls Industries, Inc., Gtd. Notes	3.483	12/01/27	100	112,019

Software 0.6%

Microsoft Corp., Sr. Unsec’d. Notes	3.950	08/08/56	116	151,567
Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	60	66,968
Sr. Unsec’d. Notes	3.900	05/15/35	45	53,499

				272,034

Telecommunications 2.4%

AT&T, Inc.,
Sr. Unsec’d. Notes	3.100	02/01/43	60	58,340
Sr. Unsec’d. Notes	3.500	06/01/41	270	278,156
Sr. Unsec’d. Notes, 144A	3.550	09/15/55	139	132,663
Sr. Unsec’d. Notes, 144A	3.650	09/15/59	22	21,134
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A	3.000	02/15/41	90	88,892
Sr. Sec’d. Notes, 144A	3.300	02/15/51	65	63,285
Sr. Sec’d. Notes, 144A	4.500	04/15/50	15	17,704
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.650	11/20/40	175	170,337
Sr. Unsec’d. Notes	5.012	04/15/49	19	25,457
Sr. Unsec’d. Notes, 144A	2.987	10/30/56	197	189,156

				1,045,124

See Notes to Financial Statements.

24

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation 0.3%
FedEx Corp., Gtd. Notes	4.500%	02/01/65	100	$110,016

Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	1.200	11/15/25	80	80,375

Water 0.5%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750	09/01/47	200	239,021

TOTAL CORPORATE BONDS (cost $35,334,460)				37,980,359

MUNICIPAL BONDS 0.7%

Illinois 0.6%
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	220	245,608

Texas 0.1%
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	50	56,983

TOTAL MUNICIPAL BONDS (cost $283,434)				302,591

SOVEREIGN BOND 0.6%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes (cost $250,000)	2.659	05/24/31	250	249,326

U.S. TREASURY OBLIGATIONS 4.3%
U.S. Treasury Bonds	1.375	08/15/50	320	285,800
U.S. Treasury Notes	0.375	12/31/25	590	588,617

See Notes to Financial Statements.

PGIM Corporate Bond Fund    25

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	0.875%	11/15/30	1,000	$981,094

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,881,914)				1,855,511

TOTAL LONG-TERM INVESTMENTS (cost $39,827,619)				42,669,984

			Shares

SHORT-TERM INVESTMENT 2.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $990,480)(wa)			990,480	990,480

TOTAL INVESTMENTS 100.6% (cost $40,818,099)				43,660,464
Liabilities in excess of other assets(z) (0.6)%				(270,447)

NET ASSETS 100.0%				$43,390,017

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MTN—Medium Term Note

REITs—Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

See Notes to Financial Statements.

26

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at January 31, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
7	2 Year U.S. Treasury Notes	Mar. 2021	$1,546,836	$1,616
4	5 Year U.S. Treasury Notes	Mar. 2021	503,500	57
6	20 Year U.S. Treasury Bonds	Mar. 2021	1,012,313	(24,939)

				(23,266)

Short Positions:
17	10 Year U.S. Treasury Notes	Mar. 2021	2,329,531	13,986
3	10 Year U.S. Ultra Treasury Notes	Mar. 2021	461,484	9,082
6	30 Year U.S. Ultra Treasury Bonds	Mar. 2021	1,228,313	70,826

				93,894

				$70,628

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$200,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Commercial Mortgage-Backed Securities	$—	$2,282,197	$—

See Notes to Financial Statements.

PGIM Corporate Bond Fund    27

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Corporate Bonds	$—	$37,980,359	$—
Municipal Bonds	—	302,591	—
Sovereign Bond	—	249,326	—
U.S. Treasury Obligations.	—	1,855,511	—
Affiliated Mutual Fund	990,480	—	—

Total	$990,480	$42,669,984	$—

Other Financial Instruments*
Assets
Futures Contracts	$95,567	$—	$—

Liabilities
Futures Contracts	$(24,939)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2021 were as follows:

Banks	20.3%
Electric	8.5
Pipelines	6.9
Commercial Mortgage-Backed Securities	5.2
Pharmaceuticals	4.6
Oil & Gas	4.4
U.S. Treasury Obligations	4.3
Real Estate Investment Trusts (REITs)	3.5
Mining	3.3
Healthcare-Services	3.2
Retail	3.0
Auto Manufacturers	2.9
Media	2.8
Commercial Services	2.4
Telecommunications	2.4
Affiliated Mutual Fund	2.3
Semiconductors	2.1
Insurance	2.0
Chemicals	1.7

Diversified Financial Services	1.3%
Foods	1.3
Agriculture	1.3
Beverages	1.2
Computers	1.0
Auto Parts & Equipment	0.8
Miscellaneous Manufacturing	0.7
Municipal Bonds	0.7
Packaging & Containers	0.7
Building Materials	0.7
Software	0.6
Aerospace & Defense	0.6
Sovereign Bond	0.6
Water	0.5
Real Estate	0.5
Airlines	0.4
Lodging	0.3
Shipbuilding	0.3
Transportation	0.3

See Notes to Financial Statements.

28

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Industry Classification (continued):

Housewares	0.2%
Electronics	0.2
Hand/Machine Tools	0.2
Trucking & Leasing	0.2
Biotechnology	0.1
Iron/Steel	0.1
Office/Business Equipment	0.0 *

100.6
Liabilities in excess of other assets	(0.6)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$95,567	*	Due from/to broker-variation margin futures	$24,939	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Corporate Bond Fund    29

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$5,517

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$67,413

For the six months ended January 31, 2021, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$4,239,552	$3,076,448

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended January 31, 2021.

See Notes to Financial Statements.

30

Statement of Assets and Liabilities  (unaudited)

as of January 31, 2021

Assets

Investments at value:
Unaffiliated investments (cost $39,827,619)	$42,669,984
Affiliated investments (cost $990,480)	990,480
Dividends and interest receivable	344,868
Deposit with broker for centrally cleared/exchange-traded derivatives	200,000
Receivable for Fund shares sold	86,842
Receivable for investments sold	73,917
Due from broker—variation margin futures	8,859
Due from Manager	3,886
Prepaid expenses and other assets	2,703

Total Assets	44,381,539

Liabilities

Payable for investments purchased	861,753
Payable for Fund shares purchased	68,985
Accrued expenses and other liabilities	56,029
Distribution fee payable	3,027
Trustees’ fees payable	788
Affiliated transfer agent fee payable	635
Dividends payable	305

Total Liabilities	991,522

Net Assets	$43,390,017

Net assets were comprised of:
Shares of beneficial interest, at par	$3,533
Paid-in capital in excess of par	40,068,341
Total distributable earnings (loss)	3,318,143

Net assets, January 31, 2021	$43,390,017

See Notes to Financial Statements.

PGIM Corporate Bond Fund    31

Statement of Assets and Liabilities  (unaudited)

as of January 31, 2021

Class A
Net asset value and redemption price per share, ($7,341,008 ÷ 596,662 shares of beneficial interest issued and outstanding)	$12.30
Maximum sales charge (3.25% of offering price)	0.41

Maximum offering price to public	$12.71

Class C
Net asset value, offering price and redemption price per share, ($1,765,487 ÷ 143,831 shares of beneficial interest issued and outstanding)	$12.27

Class R
Net asset value, offering price and redemption price per share, ($13,065 ÷ 1,065 shares of beneficial interest issued and outstanding)	$12.27

Class Z
Net asset value, offering price and redemption price per share, ($24,436,496 ÷ 1,990,502 shares of beneficial interest issued and outstanding)	$12.28

Class R6
Net asset value, offering price and redemption price per share, ($9,833,961 ÷ 801,240 shares of beneficial interest issued and outstanding)	$12.27

See Notes to Financial Statements.

32

Statement of Operations  (unaudited)

Six Months Ended January 31, 2021

Net Investment Income (Loss)

Income
Interest income	$660,502
Affiliated dividend income	2,775
Income from securities lending, net (including affiliated income of $546)	1,463

Total income	664,740

Expenses
Management fee	101,007
Distribution fee(a)	16,959
Registration fees(a)	38,867
Custodian and accounting fees	29,853
Audit fee	20,287
Transfer agent’s fees and expenses (including affiliated expense of $1,740)(a)	19,369
Legal fees and expenses	10,487
Shareholders’ reports	8,517
Trustees’ fees	5,465
SEC registration fees	504
Miscellaneous	9,314

Total expenses	260,629
Less: Fee waiver and/or expense reimbursement(a)	(120,217)
Distribution fee waiver(a)	(16)

Net expenses	140,396

Net investment income (loss)	524,344

Realized And Unrealized Gain (Loss) On Investment Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(36))	1,116,648
Futures transactions	5,517

1,122,165

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(67))	(1,232,384)
Futures	67,413

(1,164,971)

Net gain (loss) on investment transactions	(42,806)

Net Increase (Decrease) In Net Assets Resulting From Operations	$481,538

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	7,971	8,939	49	—	—
Registration fees	8,217	7,562	7,562	7,965	7,561
Transfer agent’s fees and expenses	3,021	890	36	15,377	45
Fee waiver and/or expense reimbursement	(20,032)	(10,937)	(7,615)	(60,407)	(21,226)
Distribution fee waiver	—	—	(16)	—	—

See Notes to Financial Statements.

PGIM Corporate Bond Fund    33

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2021	Year Ended July 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$524,344	$996,244
Net realized gain (loss) on investment transactions	1,122,165	218,386
Net change in unrealized appreciation (depreciation) on investments	(1,164,971)	2,592,520

Net increase (decrease) in net assets resulting from operations	481,538	3,807,150

Dividends and Distributions
Distributions from distributable earnings
Class A	(76,785)	(93,118)
Class C	(14,907)	(34,439)
Class R	(141)	(502)
Class Z	(357,202)	(653,856)
Class R6	(130,238)	(284,140)

	(579,273)	(1,066,055)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	15,790,221	20,079,708
Net asset value of shares issued in reinvestment of dividends and distributions	577,024	1,052,750
Cost of shares purchased	(16,082,451)	(11,263,580)

Net increase (decrease) in net assets from Fund share transactions	284,794	9,868,878

Total increase (decrease)	187,059	12,609,973

Net Assets:

Beginning of period	43,202,958	30,592,985

End of period	$43,390,017	$43,202,958

See Notes to Financial Statements.

34

Notes to Financial Statements  (unaudited)

1.	Organization

The Target Portfolio Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of three series: PGIM Corporate Bond Fund, PGIM Core Bond Fund and PGIM QMA Small-Cap Value Fund.

These financial statements relate only to the PGIM Corporate Bond Fund (the “Fund”). The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is high current income consistent with the preservation of principal.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur

PGIM Corporate Bond Fund    35

Notes to Financial Statements  (unaudited) (continued)

when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that

36

unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker

PGIM Corporate Bond Fund    37

Notes to Financial Statements  (unaudited) (continued)

an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation

38

in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

PGIM Corporate Bond Fund    39

Notes to Financial Statements  (unaudited) (continued)

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions from net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of the subadvisers.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.45% average daily net assets up to and including $5 billion and 0.425% on average daily net assets exceeding $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.45% for the reporting period ended January 31, 2021.

The Manager has contractually agreed, through November 30, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.80% of average daily net assets for Class A shares, 1.55% of average daily net assets for Class C shares, 1.05% of average daily net assets for Class R shares, 0.55% of average daily net assets for Class Z shares and 0.55% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other

40

share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%,1% and 0.75% of the average daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has contractually agreed through November 30, 2021 to limit such fees to 0.50% of the average daily net assets of the Class R shares.

For the reporting period ended January 31, 2021, PIMS received $6,699 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended January 31, 2021, PIMS received $3 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from

PGIM Corporate Bond Fund    41

Notes to Financial Statements  (unaudited) (continued)

such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. For the reporting period ended January 31, 2021, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2021, were $15,462,183 and $14,233,272, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended January 31, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$3,010,529	$12,323,806	$14,343,855	$—	$—	$990,480	990,480	$2,775

PGIM Institutional Money Market Fund (1)(wa)
355,941	1,807,324	2,163,162	(67)	(36)	—	—	546	(2)

$3,366,470	$14,131,130	$16,507,017	$(67)	$(36)	$990,480		$3,321

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

42

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2021 were as follows:

Tax Basis	$40,917,070

Gross Unrealized Appreciation	3,039,039
Gross Unrealized Depreciation	(225,017)

Net Unrealized Appreciation	$2,814,022

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2020 of approximately $631,000 which can be carried forward for an unlimited period. The Fund utilized approximately $136,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended July 31, 2020. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2020 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Effective January 22, 2021, Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

PGIM Corporate Bond Fund    43

Notes to Financial Statements  (unaudited) (continued)

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of January 31, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R	1,065	100.0%
Class R6	801,240	100.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	22.6%	4	65.5%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount

Six months ended January 31, 2021:
Shares sold	242,475	$2,977,288
Shares issued in reinvestment of dividends and distributions	6,177	75,688
Shares purchased	(58,111)	(709,439)

Net increase (decrease) in shares outstanding before conversion	190,541	2,343,537
Shares issued upon conversion from other share class(es)	91	1,105
Shares purchased upon conversion into other share class(es)	(871)	(10,638)

Net increase (decrease) in shares outstanding	189,761	$2,334,004

Year ended July 31, 2020:
Shares sold	257,411	$3,049,764
Shares issued in reinvestment of dividends and distributions	7,519	88,720
Shares purchased	(128,858)	(1,485,647)

Net increase (decrease) in shares outstanding before conversion	136,072	1,652,837
Shares issued upon conversion from other share class(es)	10,025	117,723
Shares purchased upon conversion into other share class(es)	(5,170)	(61,651)

Net increase (decrease) in shares outstanding	140,927	$1,708,909

44

Class C	Shares	Amount
Six months ended January 31, 2021:
Shares sold	17,357	$211,776
Shares issued in reinvestment of dividends and distributions	1,211	14,799
Shares purchased	(15,242)	(186,582)

Net increase (decrease) in shares outstanding before conversion	3,326	39,993
Shares purchased upon conversion into other share class(es)	(4,319)	(52,488)

Net increase (decrease) in shares outstanding	(993)	$(12,495)

Year ended July 31, 2020:
Shares sold	63,461	$744,061
Shares issued in reinvestment of dividends and distributions	2,866	33,677
Shares purchased	(35,199)	(416,669)

Net increase (decrease) in shares outstanding before conversion	31,128	361,069
Shares purchased upon conversion into other share class(es)	(7,291)	(87,734)

Net increase (decrease) in shares outstanding	23,837	$273,335

Class R
Six months ended January 31, 2021:
Shares sold	— **	$2
Shares issued in reinvestment of dividends and distributions	12	141

Net increase (decrease) in shares outstanding	12	$143

Year ended July 31, 2020:
Shares sold	28	$322
Shares issued in reinvestment of dividends and distributions	42	494
Shares purchased	(780)	(8,875)

Net increase (decrease) in shares outstanding	(710)	$(8,059)

Class Z

Six months ended January 31, 2021:
Shares sold	1,030,241	$12,599,696
Shares issued in reinvestment of dividends and distributions	29,184	356,197
Shares purchased	(1,239,372)	(15,186,430)

Net increase (decrease) in shares outstanding before conversion	(179,947)	(2,230,537)
Shares issued upon conversion from other share class(es)	5,193	63,126
Shares purchased upon conversion into other share class(es)	(91)	(1,105)

Net increase (decrease) in shares outstanding	(174,845)	$(2,168,516)

Year ended July 31, 2020:
Shares sold	1,395,014	$16,285,561
Shares issued in reinvestment of dividends and distributions	54,927	646,133
Shares purchased	(802,197)	(9,352,389)

Net increase (decrease) in shares outstanding before conversion	647,744	7,579,305
Shares issued upon conversion from other share class(es)	11,096	132,716
Shares purchased upon conversion into other share class(es)	(8,667)	(101,054)

Net increase (decrease) in shares outstanding	650,173	$7,610,967

PGIM Corporate Bond Fund    45

Notes to Financial Statements  (unaudited) (continued)

Class R6	Shares	Amount
Six months ended January 31, 2021:
Shares sold	119	$1,459
Shares issued in reinvestment of dividends and distributions	10,658	130,199

Net increase (decrease) in shares outstanding	10,777	$131,658

Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	24,062	$283,726

Net increase (decrease) in shares outstanding	24,062	$283,726

**	Less than 1 share.

8.	Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020
Total Commitment	$ 1,200,000,000	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended January 31, 2021.

46

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s rate-setting policies. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

PGIM Corporate Bond Fund    47

Notes to Financial Statements  (unaudited) (continued)

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption

48

proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities

PGIM Corporate Bond Fund    49

Notes to Financial Statements  (unaudited) (continued)

to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule is scheduled to take effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

50

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended January 31, 2021

			Year Ended July 31,
			2020	2019	2018	2017	2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.34		$11.48	$10.81	$11.32	$11.46	$10.76
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.31	0.34	0.32	0.32	0.29
Net realized and unrealized gain (loss) on investment transactions	(0.02)		0.89	0.69	(0.49)	(0.13)	0.71
Total from investment operations	0.11		1.20	1.03	(0.17)	0.19	1.00
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.34)	(0.36)	(0.34)	(0.33)	(0.30)
Net asset value, end of period	$12.30		$12.34	$11.48	$10.81	$11.32	$11.46
Total Return(b) :	0.91%		10.59%	9.73%	(1.51)%	1.77%	9.49%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,341		$5,021	$3,053	$2,565	$1,802	$822
Average net assets (000)	$6,325		$3,260	$2,698	$2,200	$1,339	$269
Ratios to average net assets(c)(d) :
Expenses after waivers and/or expense reimbursement	0.80	%(e)	0.80%	0.80%	0.80%	0.80%	0.94%
Expenses before waivers and/or expense reimbursement	1.43	%(e)	1.89%	2.22%	2.25%	1.92%	1.77%
Net investment income (loss)	2.15	%(e)	2.66%	3.14%	2.89%	2.88%	2.64%
Portfolio turnover rate(f)	38%		50%	71%	70%	90%	165%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Corporate Bond Fund    51

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended January 31, 2021

			Year Ended July 31,
			2020	2019	2018	2017	2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.31		$11.45	$10.79	$11.29	$11.43	$10.75
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.23	0.26	0.24	0.24	0.20
Net realized and unrealized gain (loss) on investment transactions	(0.03)		0.88	0.68	(0.48)	(0.13)	0.70
Total from investment operations	0.06		1.11	0.94	(0.24)	0.11	0.90
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.25)	(0.28)	(0.26)	(0.25)	(0.22)
Net asset value, end of period	$12.27		$12.31	$11.45	$10.79	$11.29	$11.43
Total Return(b) :	0.53%		9.79%	8.83%	(2.16)%	1.01%	8.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,765		$1,783	$1,386	$952	$1,095	$755
Average net assets (000)	$1,773		$1,627	$1,053	$1,050	$1,014	$369
Ratios to average net assets(c)(d) :
Expenses after waivers and/or expense reimbursement	1.55	%(e)	1.55%	1.55%	1.55%	1.55%	1.73%
Expenses before waivers and/or expense reimbursement	2.77	%(e)	3.03%	3.49%	3.54%	2.66%	2.56%
Net investment income (loss)	1.41	%(e)	1.92%	2.38%	2.12%	2.12%	1.84%
Portfolio turnover rate(f)	38%		50%	71%	70%	90%	165%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

52

Class R Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2021		2020	2019	2018	2017	2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.31		$11.45	$10.79	$11.29	$11.43	$10.75
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.29	0.31	0.29	0.29	0.25
Net realized and unrealized gain (loss) on investment transactions	(0.03)		0.87	0.68	(0.47)	(0.12)	0.70
Total from investment operations	0.09		1.16	0.99	(0.18)	0.17	0.95
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.30)	(0.33)	(0.32)	(0.31)	(0.27)
Net asset value, end of period	$12.27		$12.31	$11.45	$10.79	$11.29	$11.43
Total Return(b) :	0.78%		10.34%	9.37%	(1.67)%	1.51%	9.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$13	$20	$18	$11	$11
Average net assets (000)	$13		$19	$19	$12	$11	$10
Ratios to average net assets(c)(d) :
Expenses after waivers and/or expense reimbursement	1.05	%(e)	1.05%	1.05%	1.05%	1.05%	1.29%
Expenses before waivers and/or expense reimbursement	118.05	%(e)	81.14%	65.60%	109.57%	2.42%	2.12%
Net investment income (loss)	1.91	%(e)	2.45%	2.88%	2.66%	2.59%	2.32%
Portfolio turnover rate(f)	38%		50%	71%	70%	90%	165%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Corporate Bond Fund     53

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2021		2020	2019	2018	2017	2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.31		$11.45	$10.79	$11.29	$11.43	$10.76
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.34	0.37	0.35	0.34	0.30
Net realized and unrealized gain (loss) on investment transactions	(0.01)		0.88	0.67	(0.48)	(0.12)	0.70
Total from investment operations	0.14		1.22	1.04	(0.13)	0.22	1.00
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.36)	(0.38)	(0.37)	(0.36)	(0.33)
Net asset value, end of period	$12.28		$12.31	$11.45	$10.79	$11.29	$11.43
Total Return(b) :	1.12%		10.89%	9.92%	(1.18)%	2.02%	9.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,436		$26,655	$17,356	$18,247	$19,869	$23,307
Average net assets (000)	$26,691		$21,000	$16,929	$20,078	$21,149	$33,438
Ratios to average net assets(c)(d) :
Expenses after waivers and/or expense reimbursement	0.55	%(e)	0.55%	0.55%	0.55%	0.55%	0.82%
Expenses before waivers and/or expense reimbursement	1.00	%(e)	1.18%	1.41%	1.32%	1.64%	1.27%
Net investment income (loss)	2.41	%(e)	2.91%	3.39%	3.12%	3.07%	2.79%
Portfolio turnover rate(f)	38%		50%	71%	70%	90%	165%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

54

Class R6 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2021		2020	2019	2018	2017	2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.31		$11.45	$10.79	$11.29	$11.43	$10.75
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.34	0.37	0.35	0.35	0.30
Net realized and unrealized gain (loss) on investment transactions	(0.02)		0.88	0.67	(0.48)	(0.13)	0.71
Total from investment operations	0.13		1.22	1.04	(0.13)	0.22	1.01
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.36)	(0.38)	(0.37)	(0.36)	(0.33)
Net asset value, end of period	$12.27		$12.31	$11.45	$10.79	$11.29	$11.43
Total Return(b) :	1.03%		10.89%	9.92%	(1.18)%	2.02%	9.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,834		$9,730	$8,778	$11	$11	$11
Average net assets (000)	$9,724		$9,091	$4,552	$11	$11	$10
Ratios to average net assets(c)(d) :
Expenses after waivers and/or expense reimbursement	0.55	%(e)	0.55%	0.55%	0.55%	0.55%	0.79%
Expenses before waivers and/or expense reimbursement	0.98	%(e)	1.17%	1.42%	121.08%	1.53%	1.28%
Net investment income (loss)	2.41	%(e)	2.93%	3.39%	3.12%	3.10%	2.80%
Portfolio turnover rate(f)	38%		50%	71%	70%	90%	165%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Corporate Bond Fund     55

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655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102
	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Corporate Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM CORPORATE BOND FUND

SHARE CLASS	A	C	R	Z	R6
NASDAQ	PCWAX	PCWCX	PCWRX	TGMBX	PCWQX
CUSIP	875921694	875921686	875921660	875921702	875921678

MF229E2

PGIM QMA SMALL-CAP VALUE FUND

SEMIANNUAL REPORT

JANUARY 31, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM QMA Small-Cap Value Fund informative and useful. The report covers performance for the six-month period ended January 31, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Small-Cap Value Fund

March 15, 2021

PGIM QMA Small-Cap Value Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 1/31/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	48.19	3.64	7.12	N/A	3.81 (2/14/14)
Class C	47.29	7.44	7.37	N/A	2.93 (6/19/15)
Class R	47.99	9.55	8.11	7.05	—
Class Z	48.41	10.22	8.72	7.62	—
Class R2	48.13	9.75	N/A	N/A	–1.41 (12/28/17)
Class R4	48.36	10.04	N/A	N/A	–1.16 (12/28/17)
Class R6	48.44	10.27	8.78	N/A	5.30 (9/25/14)
Russell 2000 Value Index
	41.06	16.42	12.34	9.21	—
Russell 2000 Index
	40.89	30.17	16.50	11.78	—

Average Annual Total Returns as of 1/31/21 Since Inception (%)
		Class A (2/14/14)	Class C (6/19/15)	Class R2, R4 (12/28/17)	Class R6 (9/25/14)
Russell 2000 Value Index
		7.64	7.95	5.36	8.63
Russell 2000 Index
		10.55	10.95	11.72	12.03

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fees	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Russell 2000 Value Index—The Russell 2000® Value Index is an unmanaged index which contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this Index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth rates.

Russell 2000 Index—The Russell 2000® Index is an unmanaged index of the 2,000 smallest US companies included in the Russell 3000® Index. It gives an indication of how stock prices of smaller companies have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM QMA Small-Cap Value Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 1/31/21

Ten Largest Holdings	Line of Business	% of Net Assets
Stifel Financial Corp.	Capital Markets	1.0%
KB Home	Household Durables	0.9%
WESCO International, Inc.	Trading Companies & Distributors	0.9%
Valley National Bancorp	Banks	0.9%
Sabra Health Care REIT, Inc.	Equity Real Estate Investment Trusts (REITs)	0.9%
TRI Pointe Homes, Inc.	Household Durables	0.9%
Radian Group, Inc.	Thrifts & Mortgage Finance	0.8%
Taylor Morrison Home Corp.	Household Durables	0.8%
Dana, Inc.	Auto Components	0.8%
Triton International Ltd. (Bermuda)	Trading Companies & Distributors	0.8%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over

PGIM QMA Small-Cap Value Fund	7

Fees and Expenses (continued)

the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Small-Cap Value Fund		Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,481.90	1.16%	$7.26
	Hypothetical	$1,000.00	$1,019.36	1.16%	$5.90
Class C	Actual	$1,000.00	$1,472.90	2.30%	$14.34
	Hypothetical	$1,000.00	$1,013.61	2.30%	$11.67
Class R	Actual	$1,000.00	$1,479.90	1.28%	$8.00
	Hypothetical	$1,000.00	$1,018.75	1.28%	$6.51
Class Z	Actual	$1,000.00	$1,484.10	0.75%	$4.70
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R2	Actual	$1,000.00	$1,481.30	1.14%	$7.13
	Hypothetical	$1,000.00	$1,019.46	1.14%	$5.80
Class R4	Actual	$1,000.00	$1,483.60	0.89%	$5.57
	Hypothetical	$1,000.00	$1,020.72	0.89%	$4.53
Class R6	Actual	$1,000.00	$1,484.40	0.66%	$4.13
	Hypothetical	$1,000.00	$1,021.88	0.66%	$3.36

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2021, and divided by the 365 days in the Fund's fiscal year ending July 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments   (unaudited)

as of January 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 99.6%

COMMON STOCKS 99.0%

Air Freight & Logistics 0.7%

Atlas Air Worldwide Holdings, Inc.*	85,928	$4,452,789

Airlines 0.9%

Mesa Air Group, Inc.*	150,400	982,112
SkyWest, Inc.(a)	117,168	4,568,380

		5,550,492

Auto Components 2.2%

Cooper Tire & Rubber Co.(a)	73,400	2,697,450
Cooper-Standard Holdings, Inc.*	61,900	1,888,569
Dana, Inc.	267,500	5,178,800
Modine Manufacturing Co.*	326,300	4,095,065

		13,859,884

Banks 19.4%

Ameris Bancorp(a)	108,100	4,227,791
Atlantic Union Bankshares Corp.(a)	81,400	2,673,176
BancorpSouth Bank	65,300	1,805,545
BankUnited, Inc.	57,300	1,985,445
Banner Corp.	38,600	1,707,278
Boston Private Financial Holdings, Inc.	103,000	1,255,570
Bridge Bancorp, Inc.	2,800	68,404
Byline Bancorp, Inc.	31,700	509,419
Camden National Corp.	16,825	631,779
Cathay General Bancorp(a)	106,300	3,595,066
Central Pacific Financial Corp.	10,800	214,704
CNB Financial Corp.	33,799	710,793
Columbia Banking System, Inc.(a)	5,000	192,600
Community Trust Bancorp, Inc.	78,466	2,860,870
ConnectOne Bancorp, Inc.	116,600	2,477,750
Customers Bancorp, Inc.*	180,430	4,009,155
Eagle Bancorp, Inc.	21,800	926,282
Enterprise Financial Services Corp.	9,900	349,569
Financial Institutions, Inc.	139,527	3,193,773
First Bancorp/Southern Pines NC	18,700	636,922
First Busey Corp.	44,400	917,748
First Business Financial Services, Inc.	18,500	356,310
First Commonwealth Financial Corp.	52,700	618,171
First Financial Bancorp	223,751	4,099,118
First Financial Corp.	77,559	2,977,490
First Merchants Corp.	63,400	2,388,278

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund    9

Schedule of Investments   (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

First Midwest Bancorp, Inc.	240,800	$3,980,424
Fulton Financial Corp.	296,100	3,967,740
Great Southern Bancorp, Inc.	27,563	1,355,273
Great Western Bancorp, Inc.	56,100	1,346,400
Hanmi Financial Corp.	67,078	927,018
Heartland Financial USA, Inc.(a)	93,704	3,997,413
Hilltop Holdings, Inc.	126,803	3,809,162
Home BancShares, Inc.(a)	90,900	1,927,080
Hope Bancorp, Inc.	356,416	3,984,731
Horizon Bancorp, Inc.	32,931	521,298
Independent Bank Group, Inc.(a)	64,700	3,973,874
International Bancshares Corp.	81,082	3,065,710
Investors Bancorp, Inc.	123,200	1,418,032
Lakeland Bancorp, Inc.	147,727	1,936,701
Midland States Bancorp, Inc.	31,400	577,446
MidWestOne Financial Group, Inc.	22,562	554,799
OceanFirst Financial Corp.	186,100	3,379,576
Old National Bancorp	194,543	3,266,377
Peapack-Gladstone Financial Corp.	81,279	1,911,682
QCR Holdings, Inc.	23,200	899,696
Renasant Corp.(a)	29,600	1,047,840
S&T Bancorp, Inc.(a)	10,663	270,840
Sandy Spring Bancorp, Inc.	82,700	2,748,121
Simmons First National Corp. (Class A Stock)(a)	198,000	4,890,600
South State Corp.	69,485	4,845,884
Towne Bank	26,800	621,760
Trustmark Corp.	29,300	804,871
United Bankshares, Inc.	111,400	3,526,924
United Community Banks, Inc.	9,100	271,453
Univest Financial Corp.	29,800	669,010
Valley National Bancorp	551,700	5,632,857
Veritex Holdings, Inc.	75,300	1,924,668
WesBanco, Inc.	119,948	3,478,492

		122,922,758

Capital Markets 1.6%

Cowen, Inc. (Class A Stock)	31,900	802,285
Oppenheimer Holdings, Inc. (Class A Stock)	84,000	2,912,280
Stifel Financial Corp.(a)	123,900	6,420,498

		10,135,063

Chemicals 1.3%

AdvanSix, Inc.*	54,900	1,170,468

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Chemicals (cont’d.)

Kraton Corp.*	134,900	$3,787,992
Minerals Technologies, Inc.	36,900	2,274,147
PQ Group Holdings, Inc.(a)	36,000	496,080
Rayonier Advanced Materials, Inc.*	43,600	301,712

		8,030,399

Commercial Services & Supplies 1.9%

ACCO Brands Corp.(a)	516,041	4,174,772
BrightView Holdings, Inc.*	51,700	733,106
CoreCivic, Inc.	359,300	2,554,623
KAR Auction Services, Inc.(a)	55,800	1,030,068
Matthews International Corp. (Class A Stock)	64,000	1,953,920
Quad/Graphics, Inc.(a)	210,071	983,132
VSE Corp.(a)	24,400	844,240

		12,273,861

Communications Equipment 0.2%

Comtech Telecommunications Corp.	33,800	721,292
NetScout Systems, Inc.*(a)	15,600	456,066

		1,177,358

Construction & Engineering 0.3%

Arcosa, Inc.	4,800	267,792
Northwest Pipe Co.*	5,500	166,375
Tutor Perini Corp.*(a)	106,100	1,580,890

		2,015,057

Construction Materials 0.1%

Summit Materials, Inc. (Class A Stock)*	32,200	661,066

Consumer Finance 2.1%

Encore Capital Group, Inc.*(a)	85,791	2,547,993
Enova International, Inc.*	17,200	388,720
EZCORP, Inc. (Class A Stock)*(a)	195,200	876,448
Navient Corp.	236,400	2,660,682
Nelnet, Inc. (Class A Stock)(a)	61,653	4,241,110
PRA Group, Inc.*	10,300	339,591
Regional Management Corp.	77,200	2,184,760

		13,239,304

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund    11

Schedule of Investments   (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Distributors 0.0%

Funko, Inc. (Class A Stock)*	27,200	$325,040

Diversified Consumer Services 0.7%

Adtalem Global Education, Inc.*	27,800	1,072,802
Graham Holdings Co. (Class B Stock)	2,500	1,420,275
Laureate Education, Inc. (Class A Stock)*	127,900	1,663,979
Strategic Education, Inc.	2,400	212,088

		4,369,144

Diversified Financial Services 0.1%

Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	35,300	537,972

Diversified Telecommunication Services 0.1%

Consolidated Communications Holdings, Inc.*(a)	74,500	454,822
Liberty Latin America Ltd. (Chile) (Class A Stock)*	7,800	78,702
Liberty Latin America Ltd. (Chile) (Class C Stock)*	28,000	276,920

		810,444

Electric Utilities 0.1%

ALLETE, Inc.(a)	6,000	377,040
Portland General Electric Co.	3,800	160,702

		537,742

Electrical Equipment 0.1%

Powell Industries, Inc.	12,200	349,774

Electronic Equipment, Instruments & Components 2.1%

Arrow Electronics, Inc.*	20,300	1,981,889
Avnet, Inc.	55,700	1,966,767
Benchmark Electronics, Inc.	22,700	574,991
Kimball Electronics, Inc.*	31,400	601,938
Sanmina Corp.*	83,900	2,609,290
ScanSource, Inc.*	69,300	1,676,367
TTM Technologies, Inc.*	298,900	4,008,249

		13,419,491

Energy Equipment & Services 0.9%

Archrock, Inc.(a)	173,500	1,538,945
National Energy Services Reunited Corp.*	31,000	334,180

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d.)

ProPetro Holding Corp.*	294,100	$2,349,859
Select Energy Services, Inc. (Class A Stock)*	257,000	1,290,140

		5,513,124

Equity Real Estate Investment Trusts (REITs) 9.0%

Acadia Realty Trust	9,800	142,100
American Finance Trust, Inc.	69,800	508,144
Brandywine Realty Trust(a)	84,400	928,400
Chatham Lodging Trust	151,500	1,622,565
City Office REIT, Inc.	30,400	286,368
Columbia Property Trust, Inc.	153,500	2,087,600
CorePoint Lodging, Inc.	133,300	907,773
CTO Realty Growth, Inc.	11,461	482,852
DiamondRock Hospitality Co.*(a)	87,500	717,500
Diversified Healthcare Trust	710,900	2,857,818
Franklin Street Properties Corp.	589,100	2,421,201
GEO Group, Inc. (The)	320,400	2,864,376
Global Net Lease, Inc.	128,800	2,074,968
Hersha Hospitality Trust*(a)	258,600	1,975,704
Kite Realty Group Trust	191,000	3,044,540
Macerich Co. (The)	284,894	4,472,836
Mack-Cali Realty Corp.	43,900	558,847
Office Properties Income Trust	159,918	3,700,502
Paramount Group, Inc.	44,800	398,272
Pebblebrook Hotel Trust	26,300	483,394
Piedmont Office Realty Trust, Inc. (Class A Stock)	206,400	3,174,432
Preferred Apartment Communities, Inc. (Class A Stock)(a)	166,200	1,194,978
Retail Properties of America, Inc. (Class A Stock)	224,000	2,063,040
RLJ Lodging Trust(a)	98,800	1,275,508
RPT Realty	87,500	809,375
Sabra Health Care REIT, Inc.	329,800	5,537,342
Service Properties Trust	325,200	3,450,372
SITE Centers Corp.	210,300	2,332,227
SL Green Realty Corp.(a)	32,939	2,222,724
Summit Hotel Properties, Inc.	205,000	1,660,500
Whitestone REIT	51,000	397,800
Xenia Hotels & Resorts, Inc.	32,400	468,828

		57,122,886

Food & Staples Retailing 2.7%

Andersons, Inc. (The)	95,300	2,191,900
Ingles Markets, Inc. (Class A Stock)(a)	93,605	4,451,854
Rite Aid Corp.*(a)	16,700	439,043

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund    13

Schedule of Investments   (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Food & Staples Retailing (cont’d.)

SpartanNash Co.(a)	187,490	$3,472,315
United Natural Foods, Inc.*(a)	171,200	4,636,096
Village Super Market, Inc. (Class A Stock)	11,000	231,770
Weis Markets, Inc.(a)	38,100	1,877,568

		17,300,546

Food Products 0.5%

Darling Ingredients, Inc.*	18,900	1,171,989
Fresh Del Monte Produce, Inc.(a)	4,500	110,115
Seneca Foods Corp. (Class A Stock)*	12,300	445,875
TreeHouse Foods, Inc.*(a)	31,700	1,338,691

		3,066,670

Gas Utilities 1.0%

South Jersey Industries, Inc.(a)	63,000	1,455,300
Southwest Gas Holdings, Inc.	52,700	3,159,892
Spire, Inc.(a)	23,200	1,419,608

		6,034,800

Health Care Providers & Services 0.6%

Acadia Healthcare Co., Inc.*	7,400	375,032
Brookdale Senior Living, Inc.*	211,400	1,044,316
MEDNAX, Inc.*(a)	35,700	973,539
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*(a)	51,000	1,194,930

		3,587,817

Hotels, Restaurants & Leisure 0.2%

Biglari Holdings, Inc. (Class B Stock)*	6,400	734,336
RCI Hospitality Holdings, Inc.(a)	6,200	238,576

		972,912

Household Durables 4.6%

Beazer Homes USA, Inc.*	141,800	2,356,716
Century Communities, Inc.*	43,400	2,037,196
Ethan Allen Interiors, Inc.(a)	46,500	1,099,725
KB Home	139,200	5,796,288
M/I Homes, Inc.*	67,100	3,312,727
Meritage Homes Corp.*	25,500	2,046,630
Taylor Morrison Home Corp.*	200,200	5,201,196

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Household Durables (cont’d.)

Toll Brothers, Inc.	40,700	$2,079,770
Tri Pointe Homes, Inc.*	267,200	5,397,440

		29,327,688

Insurance 3.1%

American Equity Investment Life Holding Co.	161,877	4,725,189
CNO Financial Group, Inc.(a)	235,300	4,990,713
Employers Holdings, Inc.	87,398	2,665,639
Enstar Group Ltd.*	5,200	1,041,092
FBL Financial Group, Inc. (Class A Stock)	41,368	2,318,263
Genworth Financial, Inc. (Class A Stock)*	380,900	1,081,756
National Western Life Group, Inc. (Class A Stock)	17,200	3,096,000

		19,918,652

Interactive Media & Services 0.6%

Cars.com, Inc.*	314,800	3,654,828

Internet & Direct Marketing Retail 0.2%

Qurate Retail, Inc. (Class A Stock)(a)	87,400	1,101,240

IT Services 0.4%

BM Technologies, Inc.*^	28,735	377,437
Conduent, Inc.*	40,000	192,800
DXC Technology Co.	74,200	2,092,440

		2,662,677

Machinery 1.4%

Altra Industrial Motion Corp.	10,900	560,369
EnPro Industries, Inc.	8,900	642,491
Gates Industrial Corp. PLC*	81,500	1,150,780
Greenbrier Cos., Inc. (The)(a)	103,800	3,755,484
Lydall, Inc.*	60,200	1,812,020
Manitowoc Co., Inc. (The)*	37,900	498,006
NN, Inc.*(a)	45,600	274,968
Park-Ohio Holdings Corp.(a)	7,900	222,701

		8,916,819

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund    15

Schedule of Investments   (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Marine 0.8%

Costamare, Inc. (Monaco)	485,800	$3,886,400
Kirby Corp.*	26,600	1,350,216

		5,236,616

Media 1.5%

Emerald Holding, Inc.(a)	258,200	1,048,292
Entercom Communications Corp. (Class A Stock)(a)	593,500	2,759,775
Gray Television, Inc.*	220,400	3,757,820
iHeartMedia, Inc. (Class A Stock)*	31,800	462,372
Saga Communications, Inc. (Class A Stock)	3,310	74,475
TEGNA, Inc.	83,000	1,330,490

		9,433,224

Metals & Mining 3.2%

Allegheny Technologies, Inc.*	284,500	4,839,345
Carpenter Technology Corp.	118,200	3,692,568
Commercial Metals Co.	138,800	2,732,972
Schnitzer Steel Industries, Inc. (Class A Stock)(a)	136,100	4,017,672
SunCoke Energy, Inc.	351,200	1,731,416
Warrior Met Coal, Inc.	133,700	3,077,774

		20,091,747

Mortgage Real Estate Investment Trusts (REITs) 4.2%

Anworth Mortgage Asset Corp.	168,600	411,384
Apollo Commercial Real Estate Finance, Inc.	293,683	3,283,376
Ares Commercial Real Estate Corp.	54,900	621,468
Arlington Asset Investment Corp. (Class A Stock)*	234,196	847,790
ARMOUR Residential REIT, Inc.	187,000	2,088,790
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	159,900	4,262,934
Broadmark Realty Capital, Inc.(a)	58,600	602,994
Capstead Mortgage Corp.	43,200	230,688
Cherry Hill Mortgage Investment Corp.	133,814	1,177,563
Chimera Investment Corp.	243,400	2,458,340
Colony Credit Real Estate, Inc.	30,900	244,110
Dynex Capital, Inc.	116,535	2,103,457
Ellington Financial, Inc.	66,400	993,344
Granite Point Mortgage Trust, Inc.(a)	148,900	1,387,748
KKR Real Estate Finance Trust, Inc.(a)	65,400	1,119,648
Ladder Capital Corp.	156,868	1,542,012
Ready Capital Corp.	71,913	818,370

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Mortgage Real Estate Investment Trusts (REITs) (cont’d.)

Two Harbors Investment Corp.	208,000	$1,262,560
Western Asset Mortgage Capital Corp.(a)	282,300	832,785

		26,289,361

Multiline Retail 1.5%

Big Lots, Inc.(a)	47,400	2,828,832
Dillard’s, Inc. (Class A Stock)	52,300	4,592,463
Macy’s, Inc.	148,500	2,233,440

		9,654,735

Multi-Utilities 0.2%

Black Hills Corp.	15,100	892,712
NorthWestern Corp.	6,700	364,949

		1,257,661

Oil, Gas & Consumable Fuels 6.0%

Berry Corp.(a)	277,000	1,066,450
Bonanza Creek Energy, Inc.*	98,700	2,039,142
CNX Resources Corp.*(a)	280,400	3,552,668
Comstock Resources, Inc.*	199,300	906,815
CONSOL Energy, Inc.*	135,800	1,102,696
Continental Resources, Inc.(a)	19,800	389,862
DHT Holdings, Inc.	269,800	1,448,826
Diamond S Shipping, Inc.*(a)	53,600	342,504
Diamondback Energy, Inc.	21,300	1,207,497
Dorian LPG Ltd.*(a)	126,900	1,470,771
EQT Corp.	70,400	1,148,224
Frontline Ltd. (Norway)(a)	325,500	1,920,450
HollyFrontier Corp.	44,300	1,260,778
International Seaways, Inc.(a)	56,700	907,767
Matador Resources Co.*(a)	187,300	2,861,944
Ovintiv, Inc.	252,700	3,982,552
PDC Energy, Inc.*	18,300	397,293
Peabody Energy Corp.*	330,800	1,266,964
Penn Virginia Corp.*(a)	126,200	1,267,048
Renewable Energy Group, Inc.*(a)	24,800	2,222,080
Scorpio Tankers, Inc. (Monaco)(a)	200,400	2,492,976
Southwestern Energy Co.*(a)	187,499	706,871
Talos Energy, Inc.*	83,300	704,718
World Fuel Services Corp.	98,300	3,006,997

		37,673,893

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund    17

Schedule of Investments   (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Paper & Forest Products 1.3%

Clearwater Paper Corp.*	43,200	$1,645,056
Domtar Corp.	105,700	3,167,829
Verso Corp. (Class A Stock)	272,128	3,129,472

		7,942,357

Personal Products 0.6%

Edgewell Personal Care Co.(a)	114,300	3,817,620

Pharmaceuticals 0.2%

Lannett Co., Inc.*(a)	124,000	961,000
Prestige Consumer Healthcare, Inc.*	15,900	636,000

		1,597,000

Professional Services 0.9%

Kelly Services, Inc. (Class A Stock)(a)	178,000	3,474,560
Resources Connection, Inc.	9,500	109,630
TrueBlue, Inc.*	104,100	1,935,219

		5,519,409

Real Estate Management & Development 0.9%

Forestar Group, Inc.*	7,500	161,175
Jones Lang LaSalle, Inc.*	8,000	1,169,680
RE/MAX Holdings, Inc. (Class A Stock)	2,100	76,062
Realogy Holdings Corp.*(a)	320,200	4,546,840

		5,953,757

Road & Rail 1.2%

ArcBest Corp.	99,100	4,593,285
Covenant Logistics Group, Inc.*	147,000	2,218,230
Knight-Swift Transportation Holdings, Inc.	19,300	772,000

		7,583,515

Semiconductors & Semiconductor Equipment 0.3%

Amkor Technology, Inc.	35,500	550,960
Photronics, Inc.*(a)	126,900	1,408,590

		1,959,550

Specialty Retail 4.9%

Aaron’s Co., Inc. (The)*	61,700	1,045,198

See Notes to Financial Statements.

18

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)

Abercrombie & Fitch Co. (Class A Stock)	98,600	$2,274,702
Cato Corp. (The) (Class A Stock)	129,000	1,466,730
Conn’s, Inc.*	80,600	1,267,838
Container Store Group, Inc. (The)*	30,900	421,167
Genesco, Inc.*	117,000	4,540,770
Group 1 Automotive, Inc.	26,000	3,578,120
Hibbett Sports, Inc.*	55,800	3,149,910
MarineMax, Inc.*	105,900	4,429,797
ODP Corp. (The)(a)	117,580	5,019,490
Signet Jewelers Ltd.	80,800	3,282,096
Sonic Automotive, Inc. (Class A Stock)	7,500	306,975

		30,782,793

Technology Hardware, Storage & Peripherals 0.3%

Xerox Holdings Corp.	86,300	1,814,889

Textiles, Apparel & Luxury Goods 1.0%

Fossil Group, Inc.*(a)	39,300	569,850
G-III Apparel Group Ltd.*(a)	175,200	4,737,408
Movado Group, Inc.	16,900	349,154
Vera Bradley, Inc.*(a)	54,400	459,680

		6,116,092

Thrifts & Mortgage Finance 5.2%

Essent Group Ltd.	86,100	3,601,563
Federal Agricultural Mortgage Corp. (Class C Stock)	1,662	126,312
Flagstar Bancorp, Inc.	108,200	4,636,370
HomeStreet, Inc.	17,000	618,800
Meridian Bancorp, Inc.	23,000	348,450
Meta Financial Group, Inc.	36,500	1,409,995
Mr. Cooper Group, Inc.*	158,200	4,307,786
Northfield Bancorp, Inc.	12,300	152,028
Northwest Bancshares, Inc.	36,800	469,200
PennyMac Financial Services, Inc.	9,615	557,670
Premier Financial Corp.	68,982	1,914,940
Provident Financial Services, Inc.	177,220	3,282,115
Radian Group, Inc.	279,866	5,373,427
Washington Federal, Inc.	100,100	2,620,618
WSFS Financial Corp.	87,700	3,768,469

		33,187,743

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund    19

Schedule of Investments   (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Tobacco 0.3%

Universal Corp.(a)	47,300	$2,169,651

Trading Companies & Distributors 4.9%

Air Lease Corp.(a)	44,800	1,775,424
Beacon Roofing Supply, Inc.*	112,600	4,478,102
CAI International, Inc.	130,206	4,227,789
DXP Enterprises, Inc.*	15,300	354,807
GATX Corp.(a)	20,500	1,902,400
GMS, Inc.*	7,100	205,829
MRC Global, Inc.*	30,100	207,991
Rush Enterprises, Inc. (Class A Stock)	64,700	2,716,753
Textainer Group Holdings Ltd. (China)*	233,300	4,225,063
Titan Machinery, Inc.*	12,300	261,990
Triton International Ltd. (Bermuda)	111,700	5,176,178
WESCO International, Inc.*	74,700	5,685,417

		31,217,743

Wireless Telecommunication Services 0.5%

Telephone & Data Systems, Inc.	105,700	1,981,875
United States Cellular Corp.*	39,600	1,234,728

		3,216,603

TOTAL COMMON STOCKS (cost $539,003,986)		626,364,256

EXCHANGE-TRADED FUND 0.6%
iShares Russell 2000 Value ETF (cost $3,486,605)	27,700	3,833,680

TOTAL LONG-TERM INVESTMENTS (cost $542,490,591)		630,197,936

SHORT-TERM INVESTMENTS 15.1%

AFFILIATED MUTUAL FUNDS

PGIM Core Ultra Short Bond Fund(wa)	3,466,689	3,466,689

See Notes to Financial Statements.

20

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $91,732,495; includes $91,714,532 of cash collateral for securities on loan)(b)(wa)	91,836,550	$91,799,816

TOTAL SHORT-TERM INVESTMENTS (cost $95,199,184)		95,266,505

TOTAL INVESTMENTS 114.7% (cost $637,689,775)		725,464,441
Liabilities in excess of other assets (14.7)%		(92,922,940)

NET ASSETS 100.0%		$632,541,501

Below is a list of the abbreviation(s) used in the semiannual report:

AID—Agency for International Development

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered

Rate REITs—Real Estate Investment Trust

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $377,437 and 0.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $88,598,735; cash collateral of $91,714,532 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund    21

Schedule of Investments   (unaudited) (continued)

as of January 31, 2021

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Air Freight & Logistics	$4,452,789	$—	$—
Airlines	5,550,492	—	—
Auto Components	13,859,884	—	—
Banks	122,922,758	—	—
Capital Markets	10,135,063	—	—
Chemicals	8,030,399	—	—
Commercial Services & Supplies	12,273,861	—	—
Communications Equipment	1,177,358	—	—
Construction & Engineering	2,015,057	—	—
Construction Materials	661,066	—	—
Consumer Finance	13,239,304	—	—
Distributors	325,040	—	—
Diversified Consumer Services	4,369,144	—	—
Diversified Financial Services	537,972	—	—
Diversified Telecommunication Services	810,444	—	—
Electric Utilities	537,742	—	—
Electrical Equipment	349,774	—	—
Electronic Equipment, Instruments & Components	13,419,491	—	—
Energy Equipment & Services	5,513,124	—	—
Equity Real Estate Investment Trusts (REITs)	57,122,886	—	—
Food & Staples Retailing	17,300,546	—	—
Food Products	3,066,670	—	—
Gas Utilities	6,034,800	—	—
Health Care Providers & Services	3,587,817	—	—
Hotels, Restaurants & Leisure	972,912	—	—
Household Durables	29,327,688	—	—
Insurance	19,918,652	—	—
Interactive Media & Services	3,654,828	—	—
Internet & Direct Marketing Retail	1,101,240	—	—
IT Services	2,285,240	—	377,437
Machinery	8,916,819	—	—
Marine	5,236,616	—	—
Media	9,433,224	—	—
Metals & Mining	20,091,747	—	—
Mortgage Real Estate Investment Trusts (REITs)	26,289,361	—	—
Multiline Retail	9,654,735	—	—
Multi-Utilities	1,257,661	—	—
Oil, Gas & Consumable Fuels	37,673,893	—	—
Paper & Forest Products	7,942,357	—	—
Personal Products	3,817,620	—	—
Pharmaceuticals	1,597,000	—	—
Professional Services	5,519,409	—	—
Real Estate Management & Development	5,953,757	—	—
Road & Rail	7,583,515	—	—
Semiconductors & Semiconductor Equipment	1,959,550	—	—

See Notes to Financial Statements.

22

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Specialty Retail	$30,782,793	$—	$—
Technology Hardware, Storage & Peripherals	1,814,889	—	—
Textiles, Apparel & Luxury Goods	6,116,092	—	—
Thrifts & Mortgage Finance	33,187,743	—	—
Tobacco	2,169,651	—	—
Trading Companies & Distributors	31,217,743	—	—
Wireless Telecommunication Services	3,216,603	—	—
Exchange-Traded Fund	3,833,680	—	—
Affiliated Mutual Funds	95,266,505	—	—

Total	$725,087,004	$—	$377,437

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2021 were as follows:

Banks	19.4%
Affiliated Mutual Funds (14.5% represents investments purchased with collateral from securities on loan)	15.1
Equity Real Estate Investment Trusts (REITs)	9.0
Oil, Gas & Consumable Fuels	6.0
Thrifts & Mortgage Finance	5.2
Trading Companies & Distributors	4.9
Specialty Retail	4.9
Household Durables	4.6
Mortgage Real Estate Investment Trusts (REITs)	4.2
Metals & Mining	3.2
Insurance	3.1
Food & Staples Retailing	2.7
Auto Components	2.2
Electronic Equipment, Instruments & Components	2.1
Consumer Finance	2.1
Commercial Services & Supplies	1.9
Capital Markets	1.6
Multiline Retail	1.5
Media	1.5
Machinery	1.4
Chemicals	1.3
Paper & Forest Products	1.3
Road & Rail	1.2
Textiles, Apparel & Luxury Goods	1.0
Gas Utilities	1.0

Real Estate Management & Development	0.9%
Airlines	0.9
Professional Services	0.9
Energy Equipment & Services	0.9
Marine	0.8
Air Freight & Logistics	0.7
Diversified Consumer Services	0.7
Personal Products	0.6
Interactive Media & Services	0.6
Health Care Providers & Services	0.6
Exchange-Traded Fund	0.6
Wireless Telecommunication Services	0.5
Food Products	0.5
IT Services	0.4
Tobacco	0.3
Construction & Engineering	0.3
Semiconductors & Semiconductor Equipment	0.3
Technology Hardware, Storage & Peripherals	0.3
Pharmaceuticals	0.2
Multi-Utilities	0.2
Communications Equipment	0.2
Internet & Direct Marketing Retail	0.2
Hotels, Restaurants & Leisure	0.2
Diversified Telecommunication Services	0.1
Construction Materials	0.1
Diversified Financial Services	0.1

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund    23

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Industry Classification (continued):
Electric Utilities	0.1%
Electrical Equipment	0.1
Distributors	0.0 *

114.7
Liabilities in excess of other assets	(14.7)

100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

	Gross Market
	Value of
	Recognized	Collateral	Net
Description	Assets/(Liabilities)	Pledged/(Received)(1)	Amount
Securities on Loan	$88,598,735	$(88,598,735)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

24

Statement of Assets and Liabilities  (unaudited)

as of January 31, 2021

Assets

Investments at value, including securities on loan of $88,598,735:
Unaffiliated investments (cost $542,490,591)	$630,197,936
Affiliated investments (cost $95,199,184)	95,266,505
Receivable for Fund shares sold	765,577
Receivable for investments sold	639,721
Dividends receivable	536,944
Prepaid expenses	20,500

Total Assets	727,427,183

Liabilities

Payable to broker for collateral for securities on loan	91,714,532
Payable for Fund shares purchased	1,763,968
Payable for investments purchased	612,940
Accrued expenses and other liabilities	329,141
Management fee payable	325,873
Distribution fee payable	87,405
Affiliated transfer agent fee payable	51,823

Total Liabilities	94,885,682

Net Assets	$632,541,501

Net assets were comprised of:
Shares of beneficial interest, at par	$37,999
Paid-in capital in excess of par	689,131,649
Total distributable earnings (loss)	(56,628,147)

Net assets, January 31, 2021	$632,541,501

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund    25

Statement of Assets and Liabilities  (unaudited)

as of January 31, 2021

Class A

Net asset value, redemption price per share,
($99,265,640 ÷ 5,941,714 shares of beneficial interest issued and outstanding)	$16.71
Maximum sales charge (5.50% of offering price)	0.97

Maximum offering price to public	$17.68

Class C

Net asset value, offering price and redemption price per share,
($7,804,810 ÷ 466,017 shares of beneficial interest issued and outstanding)	$16.75

Class R

Net asset value, offering price and redemption price per share,
($135,427,293 ÷ 8,227,294 shares of beneficial interest issued and outstanding)	$16.46

Class Z

Net asset value, offering price and redemption price per share,
($185,996,604 ÷ 11,146,683 shares of beneficial interest issued and outstanding)	$16.69

Class R2

Net asset value, offering price and redemption price per share,
($127,720 ÷ 7,658 shares of beneficial interest issued and outstanding)	$16.68

Class R4

Net asset value, offering price and redemption price per share,
($9,644 ÷ 578 shares of beneficial interest issued and outstanding)	$16.70

Class R6

Net asset value, offering price and redemption price per share,
($203,909,790 ÷ 12,209,457 shares of beneficial interest issued and outstanding)	$16.70

Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

26

Statement of Operations    (unaudited)

Six Months Ended January 31, 2021

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $779 foreign withholding tax)	$6,921,099
Income from securities lending, net (including affiliated income of $67,144)	715,127
Affiliated dividend income	1,675

Total income	7,637,901

Expenses
Management fee	1,743,807
Distribution fee(a)	655,025
Shareholder servicing fees(a)	281
Transfer agent’s fees and expenses (including affiliated expense of $135,218)(a)	279,478
Registration fees(a)	59,087
Custodian and accounting fees	53,388
Shareholders’ reports	25,511
Audit fee	14,243
Legal fees and expenses	11,123
Trustees’ fees	8,249
Miscellaneous	41,383

Total expenses	2,891,575
Less: Fee waiver and/or expense reimbursement(a)	(35,266)
Distribution fee waiver(a)	(185,362)

Net expenses	2,670,947

Net investment income (loss)	4,966,954

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $5,311)	(4,456,110)
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(34,936))	225,845,279

Net gain (loss) on investment transactions	221,389,169

Net Increase (Decrease) In Net Assets Resulting From Operations	$226,356,123

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	128,847	34,230	491,663	—	285	—	—
Shareholder servicing fees	—	—	—	—	114	167	—
Transfer agent’s fees and expenses	105,321	14,949	78,131	78,102	263	648	2,064
Registration fees	7,764	7,612	8,715	11,383	7,713	7,713	8,187
Fee waiver and/or expense reimbursement	(4,295)	(342)	(6,555)	(8,118)	(7,819)	(8,137)	—
Distribution fee waiver	(21,475)	—	(163,887)	—	—	—	—

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund    27

Statements of Changes in Net Assets    (unaudited)

	Six Months Ended	Year Ended
	January 31, 2021	July 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$4,966,954	$13,262,155
Net realized gain (loss) on investment transactions	(4,456,110)	(128,850,845)
Net change in unrealized appreciation (depreciation) on investments	225,845,279	(94,827,211)

Net increase (decrease) in net assets resulting from operations	226,356,123	(210,415,901)

Dividends and Distributions
Distributions from distributable earnings
Class A	(966,537)	(5,992,876)
Class C	(11,867)	(469,895)
Class R	(1,439,536)	(6,576,700)
Class Z	(2,482,289)	(20,502,176)
Class R2	(1,100)	(18,357)
Class R4	(116)	(74,887)
Class R6	(2,812,197)	(18,877,072)

	(7,713,642)	(52,511,963)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	95,596,474	217,585,808
Net asset value of shares issued in reinvestment of dividends and distributions	6,394,370	49,169,832
Cost of shares purchased	(221,744,254)	(710,576,365)

Net increase (decrease) in net assets from Fund share transactions	(119,753,410)	(443,820,725)

Total increase (decrease)	98,889,071	(706,748,589)

Net Assets:

Beginning of period	533,652,430	1,240,401,019

End of period	$632,541,501	$533,652,430

See Notes to Financial Statements.

28

Notes to Financial Statements   (unaudited)

1.	Organization

The Target Portfolio Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of three series: PGIM Corporate Bond Fund, PGIM Core Bond Fund and PGIM QMA Small-Cap Value Fund.

These financial statements relate only to the PGIM QMA Small-Cap Value Fund (the “Fund”). The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is above average capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM QMA Small-Cap Value Fund    29

Notes to Financial Statements   (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

30

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

PGIM QMA Small-Cap Value Fund    31

Notes to Financial Statements   (unaudited) (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA” or the “Subadviser” ). The Manager pays for the services of QMA.

32

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.60% average daily net assets up to $2 billion and 0.575% of the Fund’s average daily net assets in excess of $2 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.60% for the reporting period ended January 31, 2021.

The Manager has contractually agreed, through November 30, 2021, to waive and/or reimburse up to 0.01% of fees and expenses from the Fund to the extent that the Fund’s net operating expenses (exclusive of taxes, interest, distribution (12b-1 fees) and certain extraordinary expenses) exceed 0.68% of the Fund’s average daily assets on an annualized basis. Separately, the Manager has contractually agreed, through November 30, 2021, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 1.14% of average daily net assets for Class R2 shares or 0.89% of average daily net assets for Class R4 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through November 30, 2021 to reduce such fees to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares

PGIM QMA Small-Cap Value Fund    33

Notes to Financial Statements   (unaudited) (continued)

are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 and Class R4 shares, a shareholder service fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable

For the reporting period ended January 31, 2021, PIMS received $24,464 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended January 31, 2021, PIMS received $5 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS, PMFS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. For the reporting period ended January 31, 2021, no 17a-7 transactions were entered into by the Fund.

34

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2021, were $120,667,944 and $242,010,538, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended January 31, 2021, is presented as follows:

Value,			Change in			Shares,
Beginning			Unrealized	Realized	Value,	End
of	Cost of	Proceeds	Gain	Gain	End of	of
Period	Purchases	from Sales	(Loss)	(Loss)	Period	Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$2,427,601	$64,077,281	$63,038,193	$—	$—	$3,466,689	3,466,689	$1,675
PGIM Institutional Money Market Fund (1)(b)(wa)
116,399,537	169,342,428	193,912,524	(34,936)	5,311	91,799,816	91,836,550	67,144	(2)

$118,827,138	$233,419,709	$256,950,717	$(34,936)	$5,311	$95,266,505		$68,819

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Distributions and Tax Information

The Fund has a tax year end of October 31st.

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

The tax character of distributions paid during the tax year ended October 31, 2020 were $29,525,841 of ordinary income and $22,986,122 of long-term capital gains. The tax character of distributions paid during the tax year ended October 31, 2019 were $63,821,630 of ordinary income and $52,105,129 of long-term capital gains.

As of the latest tax year ended October 31, 2020, the accumulated undistributed earnings on a tax basis were $5,499,719 of ordinary income.

PGIM QMA Small-Cap Value Fund    35

Notes to Financial Statements   (unaudited) (continued)

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2021 were as follows:

Tax Basis	$653,471,272

Gross Unrealized Appreciation	140,959,862
Gross Unrealized Depreciation	(68,966,693)

Net Unrealized Appreciation	$71,993,169

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2021 of approximately $130,723,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four tax years up to the most recent tax year ended October 31, 2020 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Effective January 22, 2021, Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

36

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

As of January 31, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	1,126	0.1%
Class R	7,780,711	94.6%
Class Z	483,883	4.3%
Class R2	574	7.5%
Class R4	578	100.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of	Percentage of	Number of	Percentage of
Shareholders	Outstanding Shares	Shareholders	Outstanding Shares
1	20.1%	4	49.9%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2021:
Shares sold	198,760	$2,930,045
Shares issued in reinvestment of dividends and distributions	59,100	947,377
Shares purchased	(622,227)	(8,702,867)

Net increase (decrease) in shares outstanding before conversion	(364,367)	(4,825,445)
Shares issued upon conversion from other share class(es)	6,433	101,915
Shares purchased upon conversion into other share class(es)	(12,946)	(182,773)

Net increase (decrease) in shares outstanding	(370,880)	$(4,906,303)

Year ended July 31, 2020:
Shares sold	519,299	$6,794,850
Shares issued in reinvestment of dividends and distributions	356,043	5,860,476
Shares purchased	(1,585,551)	(22,188,415)

Net increase (decrease) in shares outstanding before conversion	(710,209)	(9,533,089)
Shares issued upon conversion from other share class(es)	47,342	571,089
Shares purchased upon conversion into other share class(es)	(75,514)	(1,096,851)

Net increase (decrease) in shares outstanding	(738,381)	$(10,058,851)

PGIM QMA Small-Cap Value Fund    37

Notes to Financial Statements   (unaudited) (continued)

Class C	Shares	Amount

Six months ended January 31, 2021:
Shares sold	33,838	$487,362
Shares issued in reinvestment of dividends and distributions	736	11,845
Shares purchased	(70,618)	(997,822)

Net increase (decrease) in shares outstanding before conversion	(36,044)	(498,615)
Shares purchased upon conversion into other share class(es)	(5,505)	(83,080)

Net increase (decrease) in shares outstanding	(41,549)	$(581,695)

Year ended July 31, 2020:
Shares sold	94,815	$1,184,835
Shares issued in reinvestment of dividends and distributions	28,079	465,265
Shares purchased	(268,417)	(3,737,937)

Net increase (decrease) in shares outstanding before conversion	(145,523)	(2,087,837)
Shares purchased upon conversion into other share class(es)	(30,675)	(390,781)

Net increase (decrease) in shares outstanding	(176,198)	$(2,478,618)

Class R

Six months ended January 31, 2021:
Shares sold	390,960	$5,039,697
Shares issued in reinvestment of dividends and distributions	91,168	1,439,536
Shares purchased	(2,136,756)	(31,780,720)

Net increase (decrease) in shares outstanding	(1,654,628)	$(25,301,487)

Year ended July 31, 2020:
Shares sold	3,788,298	$33,178,840
Shares issued in reinvestment of dividends and distributions	405,219	6,576,700
Shares purchased	(2,883,667)	(38,455,582)

Net increase (decrease) in shares outstanding	1,309,850	$1,299,958

Class Z

Six months ended January 31, 2021:
Shares sold	3,979,821	$57,917,814
Shares issued in reinvestment of dividends and distributions	154,462	2,471,389
Shares purchased	(6,182,602)	(84,083,132)

Net increase (decrease) in shares outstanding before conversion	(2,048,319)	(23,693,929)
Shares issued upon conversion from other share class(es)	13,841	195,480
Shares purchased upon conversion into other share class(es)	(2,777)	(42,907)

Net increase (decrease) in shares outstanding	(2,037,255)	$(23,541,356)

Year ended July 31, 2020:
Shares sold	6,055,480	$74,306,981
Shares issued in reinvestment of dividends and distributions	1,243,687	20,421,344
Shares purchased	(28,441,606)	(411,146,356)

Net increase (decrease) in shares outstanding before conversion	(21,142,439)	(316,418,031)
Shares issued upon conversion from other share class(es)	81,589	1,183,377
Shares purchased upon conversion into other share class(es)	(3,555,202)	(60,940,151)

Net increase (decrease) in shares outstanding	(24,616,052)	$(376,174,805)

38

Class R2	Shares	Amount

Six months ended January 31, 2021:
Shares sold	1,882	$29,270
Shares issued in reinvestment of dividends and distributions	69	1,100
Shares purchased	(19,949)	(292,166)

Net increase (decrease) in shares outstanding	(17,998)	$(261,796)

Year ended July 31, 2020:
Shares sold	8,198	$94,892
Shares issued in reinvestment of dividends and distributions	1,117	18,357
Shares purchased	(6,486)	(89,962)

Net increase (decrease) in shares outstanding	2,829	$23,287

Class R4

Six months ended January 31, 2021:
Shares sold	948	$11,260
Shares issued in reinvestment of dividends and distributions	7	116
Shares purchased	(81,653)	(963,738)

Net increase (decrease) in shares outstanding	(80,698)	$(952,362)

Year ended July 31, 2020:
Shares sold	91,497	$1,442,769
Shares issued in reinvestment of dividends and distributions	4,555	74,887
Shares purchased	(15,316)	(164,493)

Net increase (decrease) in shares outstanding	80,736	$1,353,163

Class R6

Six months ended January 31, 2021:
Shares sold	2,060,837	$29,181,026
Shares issued in reinvestment of dividends and distributions	95,129	1,523,007
Shares purchased	(6,909,535)	(94,923,809)

Net increase (decrease) in shares outstanding before conversion	(4,753,569)	(64,219,776)
Shares issued upon conversion from other share class(es)	1,368	18,184
Shares purchased upon conversion into other share class(es)	(428)	(6,819)

Net increase (decrease) in shares outstanding	(4,752,629)	$(64,208,411)

Year ended July 31, 2020:
Shares sold	8,423,977	$100,582,641
Shares issued in reinvestment of dividends and distributions	958,783	15,752,803
Shares purchased	(17,282,074)	(234,793,620)

Net increase (decrease) in shares outstanding before conversion	(7,899,314)	(118,458,176)
Shares issued upon conversion from other share class(es)	3,528,413	60,673,317

Net increase (decrease) in shares outstanding	(4,370,901)	$(57,784,859)

8.	Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020
Total Commitment	$ 1,200,000,000	$ 1,222,500,000*

PGIM QMA Small-Cap Value Fund    39

Notes to Financial Statements   (unaudited) (continued)

	Current SCA	Prior SCA
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended January 31, 2021. The average daily balance for the 56 days that the Fund had loans outstanding during the period was approximately $4,442,286, borrowed at a weighted average interest rate of 1.41%. The maximum loan outstanding amount during the period was $15,230,000. At January 31, 2021, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all

40

or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Real Estate Investment Trust (REIT) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

PGIM QMA Small-Cap Value Fund    41

Notes to Financial Statements   (unaudited) (continued)

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule is scheduled to take effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

42

Financial Highlights (unaudited)

Class A Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2021		2020	2019	2018	2017	2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.39		$16.46	$20.95	$21.32	$18.16	$25.21
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.18	0.23	0.26	0.26	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.38		(4.35)	(3.17)	2.04	3.25	(0.07)
Total from investment operations	5.48		(4.17)	(2.94)	2.30	3.51	0.25
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.48)	(0.28)	(0.31)	(0.30)	(0.55)
Distributions from net realized gains	-		(0.42)	(1.27)	(2.36)	(0.05)	(6.75)
Total dividends and distributions	(0.16)		(0.90)	(1.55)	(2.67)	(0.35)	(7.30)
Net asset value, end of period	$16.71		$11.39	$16.46	$20.95	$21.32	$18.16
Total Return(b):	48.19%		(27.01)%	(13.47)%	11.31%	19.29%	3.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$99,266		$71,928	$116,090	$136,533	$132,512	$116,997
Average net assets (000)	$85,198		$92,527	$118,685	$133,270	$129,902	$121,788
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.16	%(e)	1.15%	1.07%	1.02%	0.96%	0.98%
Expenses before waivers and/or expense reimbursement	1.22	%(e)	1.21%	1.13%	1.08%	1.02%	1.04%
Net investment income (loss)	1.46	%(e)	1.31%	1.31%	1.27%	1.27%	1.67%
Portfolio turnover rate(f)	22%		53%	80%	70%	95%	72%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund    43

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.39		$16.48	$20.95	$21.32	$18.18	$25.19
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.05	0.12	0.10	0.10	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.37		(4.40)	(3.20)	2.03	3.26	(0.06)
Total from investment operations	5.39		(4.35)	(3.08)	2.13	3.36	0.11
Less Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.32)	(0.12)	(0.14)	(0.17)	(0.37)
Distributions from net realized gains	-		(0.42)	(1.27)	(2.36)	(0.05)	(6.75)
Total dividends and distributions	(0.03)		(0.74)	(1.39)	(2.50)	(0.22)	(7.12)
Net asset value, end of period	$16.75		$11.39	$16.48	$20.95	$21.32	$18.18
Total Return(b):	47.29%		(27.80)%	(14.22)%	10.44%	18.43%	3.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,805		$5,782	$11,269	$36,638	$40,476	$30,257
Average net assets (000)	$6,790		$8,456	$24,635	$38,734	$41,745	$30,498
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.30	%(e)	2.22%	1.92%	1.81%	1.71%	1.73%
Expenses before waivers and/or expense reimbursement	2.31	%(e)	2.23%	1.93%	1.82%	1.72%	1.74%
Net investment income (loss)	0.32	%(e)	0.35%	0.66%	0.49%	0.49%	0.92%
Portfolio turnover rate(f)	22%		53%	80%	70%	95%	72%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

Class R Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.23		$16.23	$20.66	$21.06	$17.95	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.11	0.20	0.21	0.21	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.29		(4.24)	(3.13)	2.01	3.21	(0.07)
Total from investment operations	5.38		(4.13)	(2.93)	2.22	3.42	0.19
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.45)	(0.23)	(0.26)	(0.26)	(0.49)
Distributions from net realized gains	-		(0.42)	(1.27)	(2.36)	(0.05)	(6.75)
Total dividends and distributions	(0.15)		(0.87)	(1.50)	(2.62)	(0.31)	(7.24)
Net asset value, end of period	$16.46		$11.23	$16.23	$20.66	$21.06	$17.95
Total Return(b):	47.99%		(27.08)%	(13.63)%	11.05%	19.00%	3.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$135,427		$110,953	$139,136	$162,502	$164,019	$152,186
Average net assets (000)	$130,041		$116,334	$143,139	$165,270	$159,240	$145,703
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.28	%(e)	1.31%	1.27%	1.26%	1.21%	1.23%
Expenses before waivers and/or expense reimbursement	1.54	%(e)	1.57%	1.53%	1.52%	1.47%	1.49%
Net investment income (loss)	1.37	%(e)	0.82%	1.16%	1.04%	1.03%	1.42%
Portfolio turnover rate(f)	22%		53%	80%	70%	95%	72%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund    45

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.40		$16.46	$20.95	$21.32	$18.14	$25.22
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.29	0.30	0.34	0.31	0.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.38		(4.38)	(3.18)	2.02	3.27	(0.08)
Total from investment operations	5.51		(4.09)	(2.88)	2.36	3.58	0.29
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.55)	(0.34)	(0.37)	(0.35)	(0.62)
Distributions from net realized gains	-		(0.42)	(1.27)	(2.36)	(0.05)	(6.75)
Total dividends and distributions	(0.22)		(0.97)	(1.61)	(2.73)	(0.40)	(7.37)
Net asset value, end of period	$16.69		$11.40	$16.46	$20.95	$21.32	$18.14
Total Return(b):	48.41%		(26.66)%	(13.11)%	11.65%	19.66%	4.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$185,997		$150,272	$622,093	$824,748	$981,061	$829,360
Average net assets (000)	$161,037		$307,558	$698,954	$862,416	$940,720	$811,529
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.75	%(e)	0.73%	0.69%	0.69%	0.71%	0.73%
Expenses before waivers and/or expense reimbursement	0.76	%(e)	0.74%	0.70%	0.70%	0.72%	0.74%
Net investment income (loss)	1.86	%(e)	2.05%	1.72%	1.62%	1.51%	1.93%
Portfolio turnover rate(f)	22%		53%	80%	70%	95%	72%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

46

Class R2 Shares
	Six Months
	Ended		Year Ended July 31,		December 28, 2017(a) through July 31, 2018
	January 31,
	2021		2020 2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.38		$16.43	$20.91	$20.44
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.17	0.23	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.36		(4.32)	(3.18)	0.38
Total from investment operations	5.47		(4.15)	(2.95)	0.47
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.48)	(0.26)	-
Distributions from net realized gains	-		(0.42)	(1.27)	-
Total dividends and distributions	(0.17)		(0.90)	(1.53)	-
Net asset value, end of period	$16.68		$11.38	$16.43	$20.91
Total Return(c):	48.13%		(26.96)%	(13.54)%	2.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$128		$292	$375	$18
Average net assets (000)	$226		$302	$184	$14
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.14	%(e)	1.15%	1.14%	1.14	%(e)
Expenses before waivers and/or expense reimbursement	8.01	%(e)	6.28%	8.15%	187.96	%(e)
Net investment income (loss)	1.64	%(e)	1.26%	1.35%	0.72	%(e)
Portfolio turnover rate(f)	22%		53%	80%	70%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund    47

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months
	Ended		Year Ended July 31,		December 28, 2017(a) through July 31, 2018
	January 31,
	2021		2020 2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.40		$16.46	$20.94	$20.44
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.16	0.27	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.33		(4.28)	(3.18)	0.39
Total from investment operations	5.50		(4.12)	(2.91)	0.50
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.52)	(0.30)	-
Distributions from net realized gains	-		(0.42)	(1.27)	-
Total dividends and distributions	(0.20)		(0.94)	(1.57)	-
Net asset value, end of period	$16.70		$11.40	$16.46	$20.94
Total Return(c):	48.36%		(26.80)%	(13.31)%	2.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10		$927	$9	$10
Average net assets (000)	$331		$918	$9	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.89	%(e)	0.89%	0.89%	0.89	%(e)
Expenses before waivers and/or expense reimbursement	5.76	%(e)	2.60%	140.80%	270.32	%(e)
Net investment income (loss)	2.80	%(e)	1.16%	1.51%	0.95	%(e)
Portfolio turnover rate(f)	22%		53%	80%	70%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

48

Class R6 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.41		$16.47	$20.97	$21.34	$18.15	$25.23
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.25	0.31	0.34	0.32	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.38		(4.33)	(3.19)	2.04	3.28	(0.05)
Total from investment operations	5.52		(4.08)	(2.88)	2.38	3.60	0.31
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.56)	(0.35)	(0.39)	(0.36)	(0.64)
Distributions from net realized gains	-		(0.42)	(1.27)	(2.36)	(0.05)	(6.75)
Total dividends and distributions	(0.23)		(0.98)	(1.62)	(2.75)	(0.41)	(7.39)
Net asset value, end of period	$16.70		$11.41	$16.47	$20.97	$21.34	$18.15
Total Return(b):	48.44%		(26.60)%	(13.09)%	11.72%	19.77%	4.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$203,910		$193,499	$351,429	$414,892	$268,695	$231,801
Average net assets (000)	$192,906		$259,226	$372,557	$361,244	$263,763	$187,644
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.66	%(e)	0.67%	0.63%	0.63%	0.64%	0.66%
Expenses before waivers and/or expense reimbursement	0.66	%(e)	0.67%	0.63%	0.63%	0.64%	0.66%
Net investment income (loss)	1.97	%(e)	1.83%	1.78%	1.64%	1.58%	1.96%
Portfolio turnover rate(f)	22%		53%	80%	70%	95%	72%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund    49

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Small-Cap Value Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA SMALL-CAP VALUE FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6
NASDAQ	TSVAX	TRACX	TSVRX	TASVX	PSVDX	PSVKX	TSVQX
CUSIP	875921785	875921710	875921843	875921306	875921611	875921595	875921777

MF232E2

PGIM CORE BOND FUND

SEMIANNUAL REPORT

JANUARY 31, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Core Bond Fund informative and useful. The report covers performance for the six-month period ended January 31, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Core Bond Fund

March 15, 2021

PGIM Core Bond Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 1/31/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–0.09	1.46	3.45	N/A	3.02 (2/17/15)
Class C	–0.49	3.16	3.38	N/A	2.83 (2/17/15)
Class R	–0.24	4.68	3.88	N/A	3.33 (2/17/15)
Class Z	0.08	5.33	4.45	3.50	—
Class R6	0.08	5.34	4.49	N/A	3.92 (2/17/15)
Bloomberg Barclays US Aggregate Bond Index
	–0.91	4.72	4.00	3.75	3.51

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described in the table below.

	Class A	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	0.75% (0.50% currently)	None	None

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Benchmark Definitions

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are SEC registered, taxable, and dollar denominated. It covers the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Distributions and Yields as of 1/31/21
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.17	0.96	0.93
Class C	0.13	0.21	0.01
Class R	0.15	0.69	–77.40
Class Z	0.19	1.33	1.19
Class R6	0.19	1.33	1.30

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 1/31/21 (%)
AAA	56.6
AA	6.9
A	14.5
BBB	13.9
BB	0.5
Not Rated	4.4
Cash/Cash Equivalents	3.2
Total Investments	100.0

Credit ratings reflect the highest rating assigned by an NRSRO such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Core Bond Fund	5

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

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and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Core Bond Fund		Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$999.10	0.65%	$3.28
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class C	Actual	$1,000.00	$995.10	1.45%	$7.29
	Hypothetical	$1,000.00	$1,017.90	1.45%	$7.38
Class R	Actual	$1,000.00	$997.60	0.95%	$4.78
	Hypothetical	$1,000.00	$1,020.42	0.95%	$4.84
Class Z	Actual	$1,000.00	$1,000.80	0.33%	$1.66
	Hypothetical	$1,000.00	$1,023.54	0.33%	$1.68
Class R6	Actual	$1,000.00	$1,000.80	0.32%	$1.61
	Hypothetical	$1,000.00	$1,023.59	0.32%	$1.63

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2021, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Core Bond Fund	7

Schedule of Investments  (unaudited)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.5%

ASSET-BACKED SECURITIES 16.6%

Automobiles 4.1%

AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C	3.500%	01/18/24	500	$518,064
Series 2019-01, Class B	3.130	02/18/25	300	310,114
Series 2019-01, Class C	3.360	02/18/25	400	420,815
Series 2019-02, Class C	2.740	04/18/25	700	729,091
Series 2019-03, Class C	2.320	07/18/25	1,700	1,761,712
Series 2020-01, Class B	1.480	01/21/25	1,400	1,426,215
Series 2020-02, Class C	1.480	02/18/26	400	409,882
Series 2020-03, Class C	1.060	08/18/26	800	810,667
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-01A, Class A, 144A	2.990	06/20/22	750	754,488
Series 2018-01A, Class A, 144A	3.700	09/20/24	1,100	1,177,585
Series 2018-02A, Class A, 144A	4.000	03/20/25	500	545,959
Series 2019-02A, Class A, 144A	3.350	09/22/25	1,100	1,190,740
Series 2019-03A, Class A, 144A	2.360	03/20/26	1,700	1,794,205
Series 2020-01A, Class A, 144A	2.330	08/20/26	1,200	1,264,019
Drive Auto Receivables Trust,
Series 2019-03, Class B	2.650	02/15/24	500	505,011
Series 2020-02, Class B	1.420	03/17/25	600	608,548
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A	3.190	07/15/31	2,000	2,197,834
Series 2018-02, Class A, 144A	3.470	01/15/30	1,100	1,182,527
Series 2019-01, Class A, 144A	3.520	07/15/30	3,400	3,705,927
Series 2020-01, Class A, 144A	2.040	08/15/31	3,300	3,480,215
Series 2020-02, Class A, 144A	1.060	04/15/33	5,300	5,369,107
Ford Credit Floorplan Master Owner Trust,
Series 2017-03, Class A	2.480	09/15/24	500	516,874
Series 2018-02, Class A	3.170	03/15/25	3,400	3,603,736
Series 2019-02, Class A	3.060	04/15/26	500	541,420
Series 2020-02, Class A	1.060	09/15/27	2,800	2,838,708
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C	3.620	06/17/24	200	210,073
GMF Floorplan Owner Revolving Trust,
Series 2019-02, Class A, 144A	2.900	04/15/26	2,000	2,153,498
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A	3.430	12/16/24	962	970,210
Series 2019-01A, Class A, 144A	3.630	09/14/27	1,900	2,097,028
Santander Drive Auto Receivables Trust,
Series 2019-02, Class C	2.900	10/15/24	1,300	1,330,564
Series 2019-03, Class B	2.280	09/15/23	1,900	1,912,912
Series 2019-03, Class C	2.490	10/15/25	800	815,904

See Notes to Financial Statements.

PGIM Core Bond Fund    9

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)

Santander Drive Auto Receivables Trust, (cont’d.)
Series 2020-02, Class C	1.460%	09/15/25	600	$610,029
Series 2020-03, Class C	1.120	01/15/26	2,100	2,126,778
Series 2020-04, Class C	1.010	01/15/26	1,400	1,416,833
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A	2.560	11/25/31	800	854,145
Series 2020-01A, Class A, 144A	1.350	05/25/33	1,600	1,646,922
World Omni Select Auto Trust,
Series 2019-A, Class B	2.170	12/15/25	1,675	1,720,774
Series 2019-A, Class C	2.380	12/15/25	300	310,555

				55,839,688

Collateralized Loan Obligations 9.7%

AIG CLO Ltd. (Cayman Islands), Series 2019-02A, Class A, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.578(c)	10/25/32	2,000	2,003,940
Allegro CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.613(c)	01/19/33	5,000	5,014,268
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	1.511(c)	07/15/30	750	750,436
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.612(c)	07/22/32	1,500	1,501,816
Apres Static CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 0.000%)	1.307(c)	10/15/28	7,936	7,936,422
Ares CLO Ltd. (Cayman Islands), Series 2020-56A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.494(c)	10/25/31	3,000	3,003,534
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.521(c)	07/15/29	250	250,100
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.483(c)	07/16/29	739	739,275
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	1.523(c)	01/16/30	250	250,000
Atrium (Cayman Islands), Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)	1.052(c)	04/22/27	2,848	2,842,720

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Ballyrock CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.474%(c)	11/20/30	1,000	$1,000,000
Barings CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1, 144A	0.000(cc)	10/15/33	5,000	5,005,097
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.263(c)	07/17/28	984	984,361
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.293(c)	07/18/30	1,000	999,700
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.491(c)	10/15/30	500	500,189
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.581(c)	10/15/32	1,250	1,251,754
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.491(c)	04/15/29	750	749,999
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.544(c)	01/20/32	1,500	1,499,998
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.454(c)	04/20/31	746	745,693
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	1.244(c)	04/20/31	1,000	999,999
CBAM Ltd. (Cayman Islands), Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.584(c)	10/20/32	4,000	4,006,336
CIFC Funding Ltd. (Cayman Islands), Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.423(c)	10/17/31	1,000	999,999
Elevation CLO Ltd. (Cayman Islands), Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.461(c)	07/15/30	750	750,156
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.245(c)	04/26/31	1,000	1,000,000
HPS Loan Management Ltd. (Cayman Islands), Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.542(c)	07/22/32	1,250	1,254,460

See Notes to Financial Statements.

PGIM Core Bond Fund    11

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

HPS Loan Management Ltd. (Cayman Islands), (cont’d.) Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.225%(c)	02/05/31	248	$248,303
ICG US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.498(c)	10/23/29	500	500,000
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.421(c)	01/15/31	500	500,255
Limerock CLO LLC (Cayman Islands), Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.424(c)	10/20/26	86	86,258
Madison Park Funding X Ltd. (Cayman Islands), Series 2012-10A, Class AR3, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	1.210(c)	01/20/29	3,875	3,875,411
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.344(c)	04/21/31	988	988,166
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.343(c)	07/19/28	5,153	5,153,548
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.374(c)	02/20/31	1,500	1,499,900
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.374(c)	07/20/31	1,250	1,249,999
Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.433(c)	01/16/31	1,250	1,250,635
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.474(c)	10/12/30	468	467,703
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.361(c)	07/15/31	2,000	1,999,619
Northwoods Capital Ltd. (Cayman Islands),
Series 2019-20A, Class A1R, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.548(c)	01/25/32	2,500	2,500,000
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.505(c)	10/13/31	8,355	8,354,765
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.501(c)	07/15/30	250	250,137

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

OCP CLO Ltd. (Cayman Islands), (cont’d.) Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.554%(c)	07/20/32	2,500	$2,502,248
Octagon Investment Partners 31 LLC (Cayman Islands), Series 2017-01A, Class AR, 144A	— (p)	07/20/30	3,875	3,875,411
Octagon Investment Partners 45 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.571(c)	10/15/32	2,000	2,003,913
OZLM Funding Ltd. (Cayman Islands), Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.472(c)	10/22/30	981	981,167
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.455(c)	10/30/30	495	494,595
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	1.614(c)	07/20/32	1,250	1,250,873
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	1.353(c)	01/17/31	1,000	999,999
Pikes Peak CLO (Cayman Islands), Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	1.611(c)	07/15/32	4,000	4,004,260
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	1.393(c)	07/25/31	250	249,998
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.254(c)	04/20/31	990	989,617
Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.513(c)	10/20/32	5,000	5,007,917
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.285(c)	01/26/31	1,000	999,979
Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.368(c)	01/23/29	3,000	2,999,998
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.368(c)	01/23/29	2,750	2,749,999
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.498(c)	07/25/30	500	500,001
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	1.594(c)	01/20/32	3,250	3,263,236

See Notes to Financial Statements.

PGIM Core Bond Fund    13

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.463%(c)	01/17/30	991	$991,489
TICP CLO Ltd. (Cayman Islands), Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	1.364(c)	01/20/31	1,000	999,999
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	1.684(c)	07/20/32	1,250	1,253,931
Trinitas CLO Ltd. (Cayman Islands), Series 2017-06A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	1.388(c)	07/25/29	5,000	4,999,997
Vibrant CLO Ltd. (Cayman Islands), Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.474(c)	01/20/29	3,000	2,999,996
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.451(c)	10/15/30	747	746,917
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.123(c)	01/18/29	1,000	999,999
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.294(c)	01/20/31	1,000	1,000,202
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.323(c)	07/17/31	2,500	2,499,997
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.372(c)	01/22/31	500	500,439
Series 2020-01A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.669(c)	04/20/32	4,500	4,506,476
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	1.611(c)	07/15/29	243	241,747
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.531(c)	04/15/30	244	243,089
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	1.191(c)	04/15/29	725	713,788

				130,536,228

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans 0.4%

OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	0.927%(c)	09/14/32	135	$135,304
Series 2018-01A, Class A, 144A	3.300	03/14/29	260	262,047
Series 2020-01A, Class A, 144A	3.840	05/14/32	1,000	1,057,709
Series 2020-02A, Class A, 144A	1.750	09/14/35	1,700	1,755,122
Oportun Funding X LLC,
Series 2018-C, Class A, 144A	4.100	10/08/24	500	508,700
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A	4.150	12/09/24	400	406,484
SoFi Consumer Loan Program Trust,
Series 2020-01, Class A, 144A	2.020	01/25/29	1,296	1,310,153
Springleaf Funding Trust,
Series 2017-AA, Class A, 144A	2.680	07/15/30	382	382,736

				5,818,255

Credit Cards 0.2%

Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7	3.960	10/13/30	2,100	2,523,837

Equipment 0.3%

MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A	2.410	08/16/24	378	381,672
Series 2017-B, Class A5, 144A	2.720	06/15/40	800	835,801
Series 2018-A, Class A5, 144A	3.610	03/10/42	200	214,630
Series 2019-A, Class A5, 144A	3.080	11/12/41	800	858,366
Series 2019-B, Class A5, 144A	2.290	11/12/41	1,200	1,271,303

				3,561,772

Home Equity Loans 0.0%

Option One Mortgage Loan Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)	0.865(c)	08/25/35	831	826,270

Manufactured Housing 0.1%

Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A	3.000(cc)	11/25/58	882	904,301

See Notes to Financial Statements.

PGIM Core Bond Fund    15

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Other 0.1%

Sierra Timeshare Receivables Funding LLC,
Series 2019-02A, Class A, 144A	2.590%	05/20/36	571	$590,577
Series 2019-03A, Class A, 144A	2.340	08/20/36	770	788,811

				1,379,388

Residential Mortgage-Backed Securities 0.5%

Credit Suisse Mortgage Trust,
Series 2020-11R, Class 1A1, 144A	2.294	04/25/38	1,967	1,968,583
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59	128	129,871
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	289	290,115
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	494	496,232
Series 2019-SL01, Class A, 144A	4.000(cc)	12/28/54	128	129,437
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750(cc)	01/25/61	319	326,960
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	435	450,459
RAAC Series Trust,
Series 2007-SP03, Class A1, 1 Month LIBOR + 1.200% (Cap 14.000%, Floor 1.200%)	1.330(c)	09/25/47	73	73,193
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)	0.730(c)	02/25/57	459	458,725
Series 2018-01, Class A1, 144A	3.000(cc)	01/25/58	645	666,176
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.130(c)	10/25/59	346	348,335
Series 2020-04, Class A1, 144A	1.750	10/25/60	1,164	1,195,528

				6,533,614

Student Loans 1.2%

Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	367	377,317
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	289	300,988
Series 2020-AGS, Class A, 144A	1.980	08/25/50	1,418	1,456,660
ELFI Graduate Loan Program LLC, Series 2020-A, Class A, 144A	1.730	08/25/45	2,288	2,328,718
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42	233	237,051
Series 2018-B, Class A2FX, 144A	3.540	05/26/43	436	446,899
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	343	351,900
Navient Private Education Refi Loan Trust, Series 2018-A, Class A2, 144A	3.190	02/18/42	783	798,821

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)

Navient Private Education Refi Loan Trust, (cont’d.)
Series 2018-CA, Class A2, 144A	3.520%	06/16/42	435	$444,933
Series 2019-CA, Class A2, 144A	3.130	02/15/68	800	822,945
Series 2020-BA, Class A2, 144A	2.120	01/15/69	1,100	1,134,240
Series 2020-DA, Class A, 144A	1.690	05/15/69	1,071	1,093,737
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A	2.840	01/25/41	1,015	1,038,536
Series 2019-A, Class A2FX, 144A	3.690	06/15/48	600	628,591
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	1,054	1,098,542
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	838	862,338
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	1,500	1,552,153
Series 2020-C, Class AFX, 144A	1.950	02/15/46	1,196	1,224,569

				16,198,938

TOTAL ASSET-BACKED SECURITIES (cost $220,281,338)				224,122,291

COMMERCIAL MORTGAGE-BACKED SECURITIES 16.6%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF01, Class A4, 144A	2.495	05/15/53	5,500	5,822,797
Assurant Commercial Mortgage Trust, Series 2016-01A, Class AS, 144A	3.172	05/15/49	300	320,414
BANK,
Series 2019-BN20, Class A2	2.758	09/15/62	6,800	7,394,423
Series 2019-BN23, Class A2	2.669	12/15/52	2,200	2,379,206
Series 2020-BN25, Class A4	2.399	01/15/63	3,800	3,997,082
Series 2020-BN26, Class A3	2.155	03/15/63	5,000	5,179,618
Series 2020-BN27, Class A4	1.901	04/15/63	4,700	4,794,266
Series 2020-BN29, Class A3	1.742	11/15/53	2,600	2,613,096
Barclays Commercial Mortgage Securities Trust, Series 2016-ETC, Class A, 144A	2.937	08/14/36	500	480,262
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)	0.849(c)	03/15/37	6,000	5,986,774
Series 2020-C07, Class A4	1.786	04/15/53	5,700	5,754,307
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402	01/15/51	1,070	1,189,595
Series 2018-B03, Class A4	3.761	04/10/51	1,150	1,304,141
Series 2019-B10, Class A3	3.455	03/15/62	2,500	2,821,729
Series 2020-B17, Class A4	2.042	03/15/53	1,800	1,859,524
Series 2020-B21, Class A4	1.704	12/17/53	2,600	2,612,189
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	5,500	5,772,379

See Notes to Financial Statements.

PGIM Core Bond Fund    17

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BX Commercial Mortgage Trust, Series 2020-BXLP, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.926%(c)	12/15/36	2,797	$2,803,528
Cantor Commercial Real Estate Lending, Series 2019-CF03, Class A3	2.752	01/15/53	2,900	3,140,491
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	500	527,092
Series 2019-CD08, Class A3	2.657	08/15/57	2,700	2,853,752
CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	2,887	3,037,907
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	2,000	2,215,107
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A4	2.878	02/10/48	1,100	1,161,723
Series 2016-C03, Class A3	2.896	11/15/49	900	970,162
Series 2017-P08, Class A3	3.203	09/15/50	1,700	1,860,165
Series 2019-C07, Class A3	2.860	12/15/72	4,400	4,737,693
Series 2019-GC41, Class A4	2.620	08/10/56	3,000	3,238,301
Commercial Mortgage Trust,
Series 2015-DC01, Class A5	3.350	02/10/48	1,510	1,655,173
Series 2015-PC01, Class A4	3.620	07/10/50	2,463	2,603,915
Series 2016-COR01, Class A3	2.826	10/10/49	800	853,634
CSAIL Commercial Mortgage Trust, Series 2017-C08, Class A3	3.127	06/15/50	1,200	1,294,773
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	650	702,468
Series 2020-C09, Class A4	1.644	09/15/53	5,800	5,835,993
Fannie Mae-Aces,
Series 2018-M10, Class A1	3.370(cc)	07/25/28	426	467,192
Series 2019-M21, Class 3A1	2.100	06/25/34	6,988	7,387,388
Series 2019-M22, Class A1	2.104	08/25/29	3,671	3,894,694
Series 2019-M25, Class A1	2.142	11/25/29	4,305	4,513,130
FHLMC Multifamily Structured Pass-Through Certificates,
Series K057, Class AM	2.624	08/25/26	1,650	1,802,175
Series K068, Class AM	3.315	08/25/27	1,500	1,714,679
Series K069, Class AM	3.248(cc)	09/25/27	300	340,867
Series K070, Class AM	3.364	12/25/27	425	490,158
Series K074, Class A2	3.600	01/25/28	3,600	4,205,877
Series K075, Class AM	3.650(cc)	02/25/28	1,075	1,258,148
Series K076, Class AM	3.900	04/25/28	800	944,148
Series K077, Class AM	3.850(cc)	05/25/28	340	403,742
Series K078, Class AM	3.920	06/25/28	1,025	1,220,215
Series K079, Class A2	3.926	06/25/28	1,000	1,196,325

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K079, Class AM	3.930%	06/25/28	1,350	$1,607,735
Series K080, Class AM	3.986(cc)	07/25/28	7,860	9,389,527
Series K081, Class AM	3.900(cc)	08/25/28	1,100	1,313,877
Series K086, Class AM	3.919(cc)	12/25/28	350	419,063
Series K087, Class AM	3.832(cc)	12/25/28	450	534,664
Series K089, Class AM	3.633(cc)	01/25/29	11,315	13,282,140
Series K091, Class AM	3.566	03/25/29	2,000	2,346,550
Series K157, Class A2	3.990(cc)	05/25/33	800	966,694
Series K730, Class AM	3.590(cc)	01/25/25	4,100	4,538,572
Series KC03, Class A2	3.499	01/25/26	1,350	1,469,485
Series KW08, Class A2	3.600	01/25/29	4,500	5,182,009
Series W5FX, Class AFX	3.336(cc)	04/25/28	2,375	2,631,884
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3	3.119	05/10/50	970	1,043,047
Series 2015-GC34, Class A3	3.244	10/10/48	4,322	4,613,093
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920	02/15/48	952	1,025,021
JPMDB Commercial Mortgage Securities Trust, Series 2017-C05, Class A4	3.414	03/15/50	1,400	1,542,160
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	984	1,044,404
Series 2016-JP03, Class A4	2.627	08/15/49	700	744,298
Series 2017-JP05, Class A4	3.457	03/15/50	560	628,666
Series 2017-JP07, Class ASB	3.241	09/15/50	575	628,277
LCCM, Series 2017-LC26, Class A3, 144A	3.289	07/12/50	1,600	1,735,249
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	900	970,867
Series 2016-UB11, Class A3	2.531	08/15/49	1,200	1,269,952
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB	3.264	08/15/50	800	873,564
Series 2017-C03, Class ASB	3.215	08/15/50	900	984,233
Series 2017-C05, Class A4	3.212	11/15/50	1,800	1,977,925
Series 2018-C09, Class A3	3.854	03/15/51	750	839,351
Series 2018-C14, Class A3	4.180	12/15/51	1,400	1,630,455
Series 2019-C18, Class A3	2.782	12/15/52	4,400	4,745,619
UBS-Barclays Commercial Mortgage Trust, Series 2013-C06, Class A4	3.244	04/10/46	101	105,955
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2	2.399	08/15/49	1,200	1,258,733
Series 2016-C35, Class A3	2.674	07/15/48	1,900	2,023,049
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,610,830
Series 2017-C38, Class A4	3.190	07/15/50	1,000	1,111,395

See Notes to Financial Statements.

PGIM Core Bond Fund    19

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2017-RB01, Class A4	3.374%	03/15/50	1,400	$1,567,105
Series 2018-C46, Class A3	3.888	08/15/51	2,000	2,318,834
Series 2019-C49, Class A3	3.749	03/15/52	3,000	3,340,901
Series 2019-C50, Class A4	3.466	05/15/52	2,500	2,770,614
Series 2019-C52, Class A3	2.631	08/15/52	2,000	2,131,817
Series 2020-C57, Class A3	1.864	08/15/53	5,300	5,327,170

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $209,725,347)				223,157,201

CORPORATE BONDS 31.5%

Aerospace & Defense 0.4%

BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.000	09/15/50(a)	1,075	1,099,118
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	335	374,025
Boeing Co. (The),
Sr. Unsec’d. Notes	3.625	02/01/31	1,945	2,094,670
Sr. Unsec’d. Notes	3.750	02/01/50(a)	830	835,883
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050	06/15/25	281	294,651
Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A	5.696	09/16/23(a)	375	400,104
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.832	04/27/25	30	33,478
Raytheon Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	450	528,978

				5,660,907

Agriculture 0.4%

Altria Group, Inc.,
Gtd. Notes	2.850	08/09/22	100	103,690
Gtd. Notes	3.400	05/06/30(a)	630	691,358
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.726	03/25/31	2,180	2,223,086
Gtd. Notes	3.222	08/15/24	890	960,357
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.950	06/15/25	1,510	1,686,699

				5,665,190

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines 0.2%

American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375%	11/01/28	76	$72,879
Delta Air Lines 2020-1 Class AA Pass Through Trust, Pass-Through Certificates	2.000	12/10/29	669	674,526
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.400	04/19/21	665	667,364
Southwest Airlines Co., Sr. Unsec’d. Notes	5.250	05/04/25	874	1,003,578
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	337	336,786
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	443	431,440

				3,186,573

Auto Manufacturers 0.8%

BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	0.634(c)	04/12/21	60	60,045
Gtd. Notes, 144A	2.250	09/15/23	645	672,482
Gtd. Notes, 144A	3.100	04/12/21	80	80,445
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.350	05/04/21	495	498,801
Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46	285	299,749
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.087	01/09/23(a)	1,125	1,137,499
Sr. Unsec’d. Notes	3.336	03/18/21	515	516,144
Sr. Unsec’d. Notes	3.350	11/01/22	1,390	1,411,927
General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43(a)	900	1,222,298
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	1.075(c)	04/09/21	130	130,114
Gtd. Notes	3.450	04/10/22	180	185,366
Gtd. Notes	3.550	04/09/21	95	95,526
Gtd. Notes	3.850	01/05/28	490	541,073
Gtd. Notes	4.350	01/17/27	180	206,329
Gtd. Notes	5.250	03/01/26	375	441,018
Sr. Unsec’d. Notes	3.600	06/21/30	2,655	2,925,305

				10,424,121

See Notes to Financial Statements.

PGIM Core Bond Fund    21

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks 8.6%

Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848%	04/12/23	200	$214,271
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	1,595	1,798,120
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	2,705	2,816,631
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,720	1,960,521
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	400	462,231
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	1,555	1,877,088
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	200	220,991
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	320	376,246
Sub. Notes, MTN	4.000	01/22/25	800	892,009
Sub. Notes, MTN	4.450	03/03/26	1,500	1,730,393
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.950	01/29/23	450	472,465
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.684	01/10/23(a)	480	493,726
Sr. Unsec’d. Notes	3.932(ff)	05/07/25(a)	1,300	1,420,326
Sr. Unsec’d. Notes	4.375	01/12/26	200	228,280
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	476,171
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28(a)	1,385	1,406,276
Sr. Unsec’d. Notes, 144A	2.219(ff)	06/09/26	655	683,691
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	435	449,942
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	1,080	1,162,075
Sub. Notes, 144A, MTN	4.375	09/28/25	710	804,534
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.375	01/14/25	2,650	2,788,702
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/11/28	625	688,109
Citigroup, Inc.,
Sr. Unsec’d. Notes	1.122(ff)	01/28/27	8,090	8,090,853
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,400	1,472,849
Sr. Unsec’d. Notes	3.200	10/21/26	290	320,023
Sr. Unsec’d. Notes	3.400	05/01/26	350	390,081
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	180	201,958
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	490	554,393
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	670	764,076
Sub. Notes	4.400	06/10/25	4,000	4,537,260
Sub. Notes	4.450	09/29/27	840	977,086
Sub. Notes	4.600	03/09/26	945	1,095,728
Sub. Notes	4.750	05/18/46	460	595,199
Credit Agricole SA (France), Sr. Unsec’d. Notes, 144A	1.247(ff)	01/26/27	1,350	1,350,046

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Credit Agricole SA (France), (cont’d.) Sr. Unsec’d. Notes, 144A, MTN	1.907%(ff)	06/16/26	1,045	$1,077,834
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	555	578,145
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25(a)	1,730	1,826,465
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	870	975,497
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	350	402,823
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	1.621(ff)	09/11/26	1,710	1,719,413
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	2.129(ff)	11/24/26	1,530	1,551,426
Discover Bank, Sr. Unsec’d. Notes	4.200	08/08/23	250	272,708
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.272(ff)	09/29/25	1,160	1,262,786
Sr. Unsec’d. Notes	3.500	01/23/25	75	82,135
Sr. Unsec’d. Notes	3.500	04/01/25	1,230	1,357,739
Sr. Unsec’d. Notes	3.691(ff)	06/05/28(a)	1,750	1,985,473
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	30	34,347
Sr. Unsec’d. Notes	3.850	01/26/27	475	536,851
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	125	146,635
Sub. Notes	4.250	10/21/25	250	284,463
Sub. Notes	5.150	05/22/45	335	449,879
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	200	218,026
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, Series XR, 144A	4.000	09/23/29(a)	1,790	1,993,428
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	3,920	3,897,414
Sr. Unsec’d. Notes	2.950	10/01/26	410	451,338
Sr. Unsec’d. Notes	3.200	01/25/23	100	105,656
Sr. Unsec’d. Notes	3.200	06/15/26	230	255,273
Sr. Unsec’d. Notes	3.300	04/01/26(a)	4,000	4,449,994
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	210	235,208
Sr. Unsec’d. Notes	3.625	05/13/24	875	962,854
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	355	428,454
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	3,585	4,147,161
Sub. Notes	2.956(ff)	05/13/31(a)	1,855	1,979,201
Sub. Notes	3.875	09/10/24	375	417,335
Sub. Notes	4.250	10/01/27	375	440,245
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.623	07/18/22	2,400	2,479,604

See Notes to Financial Statements.

PGIM Core Bond Fund    23

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	315	$336,336
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	760	866,237
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	470	534,324
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	455	515,947
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,200	1,433,685
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	4,245	4,232,920
Sr. Unsec’d. Notes, MTN	2.720(ff)	07/22/25	1,500	1,601,116
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	310	350,560
Sr. Unsec’d. Notes, Series F, MTN	3.875	04/29/24	365	402,597
Sub. Notes, GMTN	4.350	09/08/26	3,800	4,430,917
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.875	09/12/23	220	237,616
Sr. Unsec’d. Notes	5.076(ff)	01/27/30	720	867,656
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.571	01/10/23	430	442,256
Societe Generale SA (France), Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26(a)	3,800	3,812,202
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375	01/24/24	630	683,015
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.348	01/15/25	2,520	2,659,265
Sr. Unsec’d. Notes	2.442	10/19/21	235	238,665
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	1.875	09/07/21	465	469,625
Truist Bank, Sub. Notes	2.250	03/11/30(a)	2,840	2,929,619
Truist Financial Corp., Sr. Unsec’d. Notes	2.700	01/27/22	350	357,710
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.859(ff)	08/15/23	570	590,304
Sr. Unsec’d. Notes, 144A	3.000	04/15/21	345	346,938
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30(a)	1,180	1,298,369
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	2,740	2,865,575
Sr. Unsec’d. Notes, MTN	5.013(ff)	04/04/51	2,300	3,158,267

				116,439,881

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages 0.5%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc. (Belgium),
Gtd. Notes	4.700%	02/01/36	180	$222,272
Gtd. Notes	4.900	02/01/46	650	812,260
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	5.450	01/23/39(a)	975	1,282,486
Gtd. Notes	5.550	01/23/49	900	1,227,211
Constellation Brands, Inc., Gtd. Notes	4.650	11/15/28(a)	450	543,876
Diageo Capital PLC (United Kingdom), Gtd. Notes	2.125	04/29/32(a)	1,665	1,711,701
Keurig Dr. Pepper, Inc., Gtd. Notes	3.551	05/25/21	370	373,760

				6,173,566

Biotechnology 0.2%

Amgen, Inc., Sr. Unsec’d. Notes	2.200	02/21/27(a)	2,000	2,116,460
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500	09/01/23	220	231,039
Regeneron Pharmaceuticals, Inc., Sr. Unsec’d. Notes	2.800	09/15/50	460	430,802

				2,778,301

Building Materials 0.3%

Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	4.250	12/15/47	395	465,754
Sr. Unsec’d. Notes, Series CB	2.500	03/15/30	885	938,785
Masco Corp., Sr. Unsec’d. Notes	4.500	05/15/47	600	738,864
Owens Corning, Sr. Unsec’d. Notes	4.400	01/30/48	825	976,571
Vulcan Materials Co., Sr. Unsec’d. Notes	4.700	03/01/48	750	941,805

				4,061,779

Chemicals 0.3%

LYB International Finance BV, Gtd. Notes	4.000	07/15/23	250	271,078

See Notes to Financial Statements.

PGIM Core Bond Fund    25

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

LYB International Finance III LLC, Gtd. Notes	4.200%	05/01/50(a)	1,070	$1,211,777
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750	04/15/24	310	355,007
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35	40	47,132
Sr. Unsec’d. Notes	5.250	01/15/45	340	457,276
Nutrition & Biosciences, Inc., Sr. Unsec’d. Notes, 144A	3.268	11/15/40	350	367,891
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24	200	211,280
Gtd. Notes	6.500	09/27/28	400	439,155

				3,360,596

Commercial Services 0.8%

Cintas Corp. No. 2, Gtd. Notes	2.900	04/01/22	385	395,652
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	580	612,063
Gtd. Notes, 144A	3.300	10/15/22	750	785,592
Gtd. Notes, 144A	4.500	02/15/45	75	93,887
Experian Finance PLC (United Kingdom), Gtd. Notes, 144A	2.750	03/08/30	1,735	1,859,530
Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25	575	613,179
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	700	857,020
Northwestern University, Unsec’d. Notes, Series 2020	2.640	12/01/50	860	880,898
PayPal Holdings, Inc., Sr. Unsec’d. Notes	2.850	10/01/29	1,790	1,950,944
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	160	190,196
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52	637	702,894
University of Notre Dame du Lac, Unsec’d. Notes, Series 2017	3.394	02/15/48	365	434,229

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

University of Southern California, Unsec’d. Notes	3.028%	10/01/39	310	$335,362
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.125	03/15/29	1,185	1,399,682

				11,111,128

Computers 0.6%

Apple, Inc.,
Sr. Unsec’d. Notes	2.650	05/11/50	2,095	2,110,959
Sr. Unsec’d. Notes	3.850	08/04/46	525	640,355
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.680%	0.900(c)	03/12/21	3,330	3,332,127
NetApp, Inc., Sr. Unsec’d. Notes	1.875	06/22/25(a)	1,470	1,529,029

				7,612,470

Diversified Financial Services 0.5%

Capital One Financial Corp., Sr. Unsec’d. Notes	3.450	04/30/21	370	371,900
Cboe Global Markets, Inc., Sr. Unsec’d. Notes	1.625	12/15/30	2,900	2,883,117
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	1.650	03/11/31	2,970	2,929,845
Jefferies Group LLC, Sr. Unsec’d. Notes	6.450	06/08/27	150	192,057
Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650	02/16/21	550	550,525

				6,927,444

Electric 3.5%

AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	830	1,052,797
Alabama Power Co., Sr. Unsec’d. Notes	2.800	04/01/25	75	80,454
Ameren Illinois Co., First Mortgage	3.700	12/01/47	625	740,974
Arizona Public Service Co., Sr. Unsec’d. Notes	3.350	05/15/50	1,810	2,006,409
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	2.900	06/15/50	100	103,018

See Notes to Financial Statements.

PGIM Core Bond Fund    27

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series Z	2.400%	09/01/26	190	$204,320
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.700	09/01/49	495	548,939
Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29	305	319,007
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	46,366
First Mortgage	4.000	03/01/48	115	140,810
First Mortgage, Series 123	3.750	08/15/47	775	910,637
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	49,998
Sr. Unsec’d. Notes, Series E	4.650	12/01/48	720	939,277
Consumers Energy Co., First Mortgage	3.250	08/15/46	155	172,157
Delmarva Power & Light Co., First Mortgage	4.150	05/15/45	60	72,617
Dominion Energy, Inc., Sr. Unsec’d. Notes, Series D	2.850	08/15/26	55	60,155
DTE Electric Co., General Ref. Mortgage, Series A	4.050	05/15/48	370	465,661
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	382,603
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	156,760
Sr. Unsec’d. Notes	3.950	08/15/47	185	210,624
Duke Energy Florida LLC,
First Mortgage	3.200	01/15/27	600	670,264
First Mortgage	3.400	10/01/46	185	206,572
First Mortgage	4.200	07/15/48	205	255,984
Duke Energy Progress LLC,
First Mortgage	2.500	08/15/50	1,860	1,783,736
First Mortgage	3.700	10/15/46	75	87,144
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	75	83,396
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.650	09/10/24	655	694,900
Gtd. Notes, 144A	3.500	04/06/28	475	533,416
Gtd. Notes, 144A	3.625	05/25/27	230	259,181
Gtd. Notes, 144A	4.625	09/14/25	240	276,811
Engie Energia Chile SA (Chile), Sr. Unsec’d. Notes, 144A	3.400	01/28/30	200	215,836

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Entergy Arkansas LLC, First Mortgage	2.650%	06/15/51	2,220	$2,169,378
Entergy Corp., Sr. Unsec’d. Notes	4.000	07/15/22	260	272,016
Entergy Louisiana LLC, Sec’d. Notes	4.000	03/15/33	170	207,451
Entergy Texas, Inc., First Mortgage	4.500	03/30/39	1,000	1,226,274
Evergy, Inc., Sr. Unsec’d. Notes	2.450	09/15/24	2,135	2,259,787
Eversource Energy, Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	372,981
Florida Power & Light Co., First Mortgage	3.150	10/01/49	1,420	1,579,078
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	217	237,960
Georgia Power Co., Sr. Unsec’d. Notes, Series B	2.650	09/15/29	1,005	1,080,310
IPALCO Enterprises, Inc., Sr. Sec’d. Notes, 144A	4.250	05/01/30	240	274,714
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	268,216
MidAmerican Energy Co., First Mortgage	3.950	08/01/47	225	275,376
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	851	918,455
Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395	04/09/30	915	1,030,009
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.403	09/01/21	2,100	2,126,298
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	2.000	12/02/25	280	290,403
Sr. Sec’d. Notes, 144A	2.450	12/02/27	1,215	1,270,227
Ohio Power Co., Sr. Unsec’d. Notes	4.150	04/01/48	250	311,625
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25	60	65,468
PacifiCorp,
First Mortgage	2.700	09/15/30	890	966,467
First Mortgage	3.300	03/15/51	375	413,130
PECO Energy Co., First Mortgage	3.000	09/15/49	180	191,395

See Notes to Financial Statements.

PGIM Core Bond Fund    29

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

PECO Energy Co., (cont’d.) First Ref. Mortgage	4.800%	10/15/43	120	$156,030
Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	3.600	06/01/29	1,435	1,551,497
PPL Capital Funding, Inc.,
Gtd. Notes	4.000	09/15/47	330	376,116
Gtd. Notes	5.000	03/15/44	170	214,333
PPL Electric Utilities Corp., First Mortgage	3.000	10/01/49	235	248,887
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48	235	295,800
First Mortgage, Series 34	3.200	03/01/50	720	804,370
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	398,193
First Mortgage, MTN	2.700	05/01/50	390	394,939
First Mortgage, MTN	3.200	05/15/29	1,265	1,424,831
First Mortgage, MTN	3.600	12/01/47	95	112,139
First Mortgage, MTN	3.700	05/01/28	590	677,769
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	1.600	08/15/30	1,155	1,121,660
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	420	515,465
Southern California Edison Co., First Mortgage	3.650	02/01/50	290	312,264
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	727,916
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	355	408,903
SP PowerAssets Ltd. (Singapore), Sr. Unsec’d. Notes, 144A, MTN	3.000	09/26/27	465	510,293
Tucson Electric Power Co., Sr. Unsec’d. Notes	4.000	06/15/50	1,315	1,564,856
Union Electric Co., Sr. Sec’d. Notes	3.650	04/15/45	50	57,533
Virginia Electric & Power Co., Sr. Unsec’d. Notes, Series A	3.500	03/15/27	535	607,264
Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550	07/15/24(a)	1,515	1,641,949

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.050%	10/15/27	535	$592,873
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350	12/01/26	510	572,247

				46,825,968

Electronics 0.2%

Roper Technologies, Inc., Sr. Unsec’d. Notes	1.400	09/15/27	1,390	1,400,649
Trimble, Inc., Sr. Unsec’d. Notes	4.150	06/15/23	770	827,626

				2,228,275

Engineering & Construction 0.1%

Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	200	203,077
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	208,331
Sr. Sec’d. Notes, 144A	5.500	07/31/47	600	602,579

				1,013,987

Foods 0.5%

Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29	280	383,117
Campbell Soup Co., Sr. Unsec’d. Notes	2.375	04/24/30	2,175	2,260,759
J.M. Smucker Co. (The), Gtd. Notes	3.000	03/15/22	115	118,341
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	110	116,376
Gtd. Notes	4.875	10/01/49	900	1,017,292
Kroger Co. (The), Sr. Unsec’d. Notes	3.875	10/15/46	65	74,360
Mars, Inc., Gtd. Notes, 144A	3.950	04/01/49	580	710,410
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21	500	505,449

See Notes to Financial Statements.

PGIM Core Bond Fund    31

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Tyson Foods, Inc.,
Sr. Unsec’d. Notes	2.250%	08/23/21	985	$994,317
Sr. Unsec’d. Notes	5.100	09/28/48(a)	710	984,046

				7,164,467

Forest Products & Paper 0.0%

Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.600	03/01/25	220	242,721

Gas 0.4%

Atmos Energy Corp., Sr. Unsec’d. Notes	3.375	09/15/49	1,200	1,364,132
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	305	360,685
NiSource, Inc.,
Sr. Unsec’d. Notes	1.700	02/15/31(a)	2,055	2,011,658
Sr. Unsec’d. Notes	3.600	05/01/30	395	449,505
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	440	499,412
Southern Co. Gas Capital Corp., Gtd. Notes	2.450	10/01/23	555	582,579

				5,267,971

Hand/Machine Tools 0.2%

Stanley Black & Decker, Inc., Sr. Unsec’d. Notes	2.750	11/15/50	2,190	2,185,476

Healthcare-Products 0.0%

Medtronic, Inc., Gtd. Notes	4.375	03/15/35	235	307,929
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	4.133	03/25/25	105	118,718

				426,647

Healthcare-Services 1.0%

Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24	100	109,809
Sr. Unsec’d. Notes	4.500	05/15/42	1,000	1,197,345
Sr. Unsec’d. Notes	6.750	12/15/37	170	253,711

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

AHS Hospital Corp., Unsec’d. Notes	5.024%	07/01/45	200	$276,055
Allina Health System, Unsec’d. Notes, Series 2019	3.887	04/15/49	250	296,166
Ascension Health,
Sr. Unsec’d. Notes, Series B	3.106	11/15/39	265	292,454
Unsec’d. Notes	4.847	11/15/53	500	728,775
Baylor Scott & White Holdings, Unsec’d. Notes, Series 2021	2.839	11/15/50	805	829,101
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.950	12/01/29	1,595	1,739,395
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes, Series 2015	4.200	07/01/55	75	97,649
MidMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	740	814,973
Mount Sinai Hospitals Group, Inc., Sec’d. Notes, Series 2019	3.737	07/01/49	1,795	1,997,081
OhioHealth Corp., Unsec’d. Notes, Series 2020	3.042	11/15/50	795	839,333
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	420	446,363
Unsec’d. Notes, Series H	2.746	10/01/26	40	43,466
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	1,910	2,094,499
Sr. Unsec’d. Notes	3.500	03/30/25	190	209,691
RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949	07/01/46	175	206,045
Stanford Health Care, Unsec’d. Notes, Series 2018	3.795	11/15/48	450	553,601
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750	07/15/25	90	101,892

				13,127,404

Housewares 0.0%

Newell Brands, Inc., Sr. Unsec’d. Notes	4.700	04/01/26	35	38,487

Insurance 0.8%

American International Group, Inc.,
Sr. Unsec’d. Notes	3.750	07/10/25	410	456,778
Sr. Unsec’d. Notes	4.500	07/16/44	410	502,278

See Notes to Financial Statements.

PGIM Core Bond Fund    33

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Arch Capital Finance LLC, Gtd. Notes	5.031%	12/15/46	95	$125,251
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	100	131,884
Berkshire Hathaway Finance Corp., Gtd. Notes	2.850	10/15/50	1,175	1,207,575
CNA Financial Corp., Sr. Unsec’d. Notes	3.950	05/15/24	1,170	1,288,191
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	185	215,236
Gtd. Notes, 144A	3.951	10/15/50	450	524,457
Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	115	156,063
Markel Corp.,
Sr. Unsec’d. Notes	3.350	09/17/29	1,625	1,804,467
Sr. Unsec’d. Notes	3.625	03/30/23	400	425,230
Sr. Unsec’d. Notes	4.150	09/17/50	1,310	1,609,942
Sr. Unsec’d. Notes	5.000	04/05/46	350	466,492
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	116,718
Gtd. Notes	4.300	11/15/46	140	174,379
Gtd. Notes	4.350	05/15/43	85	103,384
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	3.300	05/15/50	930	986,197
Sub. Notes, 144A	4.900	09/15/44	120	156,702
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.000	05/12/50	545	650,265

				11,101,489

Iron/Steel 0.2%

Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	1,950	2,169,296

Lodging 0.1%

Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.500	08/18/26	1,230	1,304,728
Marriott International, Inc., Sr. Unsec’d. Notes, Series R	3.125	06/15/26	250	263,900

				1,568,628

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Construction & Mining 0.1%

Caterpillar, Inc., Sr. Unsec’d. Notes	2.600%	04/09/30	735	$796,815

Machinery-Diversified 0.0%

Rockwell Automation, Inc., Sr. Unsec’d. Notes	2.875	03/01/25	115	124,300
Xylem, Inc., Sr. Unsec’d. Notes	3.250	11/01/26	70	78,436

				202,736

Media 1.2%

Charter Communications Operating LLC/Charter
Communications Operating Capital,
Sr. Sec’d. Notes	2.800	04/01/31	3,225	3,325,850
Sr. Sec’d. Notes	3.700	04/01/51	360	354,665
Sr. Sec’d. Notes	4.800	03/01/50	335	381,405
Sr. Sec’d. Notes	5.375	05/01/47	530	640,134
Sr. Sec’d. Notes	6.384	10/23/35	2,480	3,338,949
Sr. Sec’d. Notes	6.484	10/23/45	400	545,647
Comcast Corp.,
Gtd. Notes	4.150	10/15/28(a)	805	954,529
Gtd. Notes	4.250	10/15/30	275	332,260
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	800	864,576
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	2,000	2,249,379
Sr. Unsec’d. Notes, 144A	4.600	08/15/47	500	624,665
Discovery Communications LLC,
Gtd. Notes	5.200	09/20/47	177	224,494
Time Warner Cable LLC,
Sr. Sec’d. Notes	5.500	09/01/41	150	188,618
ViacomCBS, Inc.,
Sr. Unsec’d. Notes	4.375	03/15/43(a)	1,500	1,739,292

				15,764,463

Mining 0.2%

Barrick North America Finance LLC (Canada),

Gtd. Notes	5.750	05/01/43	190	273,095
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	845	869,072
Gtd. Notes	2.800	10/01/29	1,270	1,367,126

See Notes to Financial Statements.

PGIM Core Bond Fund    35

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%	04/16/40	100	$147,919

				2,657,212

Multi-National 0.0%

Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21	300	303,155
Sr. Unsec’d. Notes	2.750	01/06/23	185	192,627
Sr. Unsec’d. Notes	3.250	02/11/22	95	97,580

				593,362

Oil & Gas 1.7%

BP Capital Markets America, Inc., Gtd. Notes	3.790	02/06/24	855	933,697
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.375(ff)	06/22/25(oo)	2,420	2,572,180
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	2.950	01/15/23	1,310	1,366,728
Sr. Unsec’d. Notes	6.250	03/15/38	175	230,149
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47	384	448,715
Sr. Unsec’d. Notes	6.750	11/15/39	350	453,724
Chevron USA, Inc.,
Gtd. Notes	3.900	11/15/24	425	474,651
Gtd. Notes	5.050	11/15/44	435	588,239
Concho Resources, Inc.,
Gtd. Notes	3.750	10/01/27	2,000	2,203,262
Gtd. Notes	4.300	08/15/28	1,110	1,305,207
Gtd. Notes	4.875	10/01/47	55	72,977
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24(a)	2,300	2,357,965
Gtd. Notes	4.500	04/15/23(a)	146	149,851
Equinor ASA (Norway),
Gtd. Notes	2.375	05/22/30	1,110	1,167,585
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes	4.650	03/15/25	1,190	1,326,934
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.000	04/15/24	150	160,982
Sr. Unsec’d. Notes	6.800	09/15/37	200	258,144

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750%	04/24/25	200	$227,972
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	380	423,453
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500	05/01/31	100	115,276
Sr. Unsec’d. Notes	7.875	09/15/31	250	286,566
Ovintiv, Inc.,
Gtd. Notes	6.500	08/15/34	200	244,226
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.350	02/12/48	154	129,010
Gtd. Notes	6.490	01/23/27	1,048	1,083,232
Gtd. Notes	6.500	03/13/27	1,020	1,055,651
Gtd. Notes	7.690	01/23/50	398	374,894
Gtd. Notes, MTN	6.750	09/21/47	1,305	1,136,134
Gtd. Notes, MTN	6.875	08/04/26	870	934,300
Sinopec Group Overseas Development 2018 Ltd. (China), Gtd. Notes, 144A	3.680	08/08/49	585	633,279
Valero Energy Corp., Sr. Unsec’d. Notes	3.400	09/15/26	220	239,110

				22,954,093

Oil & Gas Services 0.0%

Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.900	05/17/28(a)	487	545,548

Packaging & Containers 0.0%

WRKCo, Inc., Gtd. Notes	4.650	03/15/26	560	654,264

Pharmaceuticals 1.8%

AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	105	116,428
Sr. Unsec’d. Notes	4.250	11/21/49	2,295	2,785,126
Sr. Unsec’d. Notes	4.500	05/14/35	550	677,441
Sr. Unsec’d. Notes	4.550	03/15/35	360	444,912
Sr. Unsec’d. Notes	4.700	05/14/45	1,330	1,678,787
Sr. Unsec’d. Notes	4.750	03/15/45(a)	1,008	1,286,738
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes	3.250	03/01/25	55	60,135

See Notes to Financial Statements.

PGIM Core Bond Fund    37

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	0.881%(c)	06/25/21	335	$335,558
Gtd. Notes, 144A	3.500	06/25/21	200	201,958
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.000	10/08/21	150	152,674
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39	115	142,349
Sr. Unsec’d. Notes	4.250	10/26/49	395	504,212
Sr. Unsec’d. Notes	4.350	11/15/47(a)	475	612,507
Sr. Unsec’d. Notes	5.000	08/15/45	230	317,770
Cigna Corp.,
Gtd. Notes	3.250	04/15/25	270	295,005
Gtd. Notes	3.400	03/01/27	325	365,647
Gtd. Notes	4.375	10/15/28(a)	1,950	2,317,857
Gtd. Notes	4.500	02/25/26(a)	700	814,744
Sr. Unsec’d. Notes	2.400	03/15/30	780	813,397
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40	385	376,012
Sr. Unsec’d. Notes	4.300	03/25/28	1,143	1,343,620
Sr. Unsec’d. Notes	4.780	03/25/38	85	105,031
Sr. Unsec’d. Notes	5.125	07/20/45	465	607,208
Sr. Unsec’d. Notes	5.300	12/05/43	155	203,876
Johnson & Johnson,
Sr. Unsec’d. Notes	2.100	09/01/40	2,990	2,918,119
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	1,250	1,618,288
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	225	238,164
Gtd. Notes	3.200	09/23/26	1,220	1,353,616
Viatris, Inc.,
Gtd. Notes, 144A	3.850	06/22/40	1,065	1,178,665
Gtd. Notes, 144A	4.000	06/22/50	850	947,231

				24,813,075

Pipelines 1.7%

Boardwalk Pipelines LP, Gtd. Notes	3.400	02/15/31	1,300	1,351,170
Colonial Enterprises, Inc., Gtd. Notes, 144A	3.250	05/15/30	1,730	1,926,897

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150%	08/15/26	555	$628,210
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750	09/30/21	50	50,579
Energy Transfer Operating LP,
Gtd. Notes	4.950	06/15/28	430	490,605
Gtd. Notes	5.000	05/15/50	565	586,474
Gtd. Notes	6.250	04/15/49(a)	910	1,075,785
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	570	548,611
Gtd. Notes	3.700	01/31/51	445	465,896
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	3.250	06/01/30(a)	1,300	1,434,997
Sr. Unsec’d. Notes	4.200	03/15/45	275	287,442
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30(a)	2,720	2,781,602
Sr. Unsec’d. Notes	4.000	02/15/25	130	143,715
Sr. Unsec’d. Notes	4.500	04/15/38	270	302,024
Sr. Unsec’d. Notes	4.875	06/01/25	200	229,719
Sr. Unsec’d. Notes	5.200	03/01/47	5	5,962
Sr. Unsec’d. Notes	5.500	02/15/49	210	261,851
ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	300	363,770
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30(a)	2,415	2,506,992
Gtd. Notes	4.450	09/01/49	1,000	1,025,307
Gtd. Notes	4.500	03/15/50	195	203,442
Gtd. Notes	4.950	07/13/47	85	93,680
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550	10/01/26	310	338,308
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	350	363,778
Sr. Unsec’d. Notes	4.650	10/15/25	1,000	1,119,000
Sr. Unsec’d. Notes	4.700	06/15/44	170	172,779
Sr. Unsec’d. Notes	5.150	06/01/42	105	112,658
Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	140	155,618
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	328,856
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	3.950	05/15/50	625	689,562

See Notes to Financial Statements.

PGIM Core Bond Fund    39

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Transcontinental Gas Pipe Line Co. LLC, (cont’d.) Sr. Unsec’d. Notes	4.600%	03/15/48	500	$594,123
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22	665	681,469
Sr. Unsec’d. Notes	5.300	03/01/48	320	327,938
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	350	392,451
Sr. Unsec’d. Notes	4.300	03/04/24	325	356,772
Sr. Unsec’d. Notes	4.850	03/01/48	55	64,877
Sr. Unsec’d. Notes	5.400	03/04/44	400	483,860

				22,946,779

Real Estate Investment Trusts (REITs) 0.7%

Healthpeak Properties, Inc., Sr. Unsec’d. Notes	2.875	01/15/31	630	677,433
Prologis LP, Sr. Unsec’d. Notes	1.250	10/15/30(a)	2,765	2,679,922
Realty Income Corp.,
Sr. Unsec’d. Notes	1.800	03/15/33	325	319,081
Sr. Unsec’d. Notes	3.250	01/15/31	985	1,097,294
Simon Property Group LP, Sr. Unsec’d. Notes	2.000	09/13/24(a)	2,300	2,399,915
Welltower, Inc.,
Sr. Unsec’d. Notes	2.700	02/15/27	775	843,805
Sr. Unsec’d. Notes	3.625	03/15/24	1,500	1,632,251

				9,649,701

Retail 0.6%

Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	940	1,053,925
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31(a)	620	606,067
Dollar General Corp., Sr. Unsec’d. Notes	4.125	04/03/50	1,515	1,840,187
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200	05/15/28(a)	850	996,265
Ross Stores, Inc., Sr. Unsec’d. Notes	1.875	04/15/31(a)	3,350	3,320,565

				7,817,009

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors 0.8%

Broadcom, Inc.,
Gtd. Notes	3.150%	11/15/25(a)	2,395	$2,599,153
Gtd. Notes	3.459	09/15/26	884	972,189
Gtd. Notes	5.000	04/15/30	2,040	2,425,858
Microchip Technology, Inc., Sr. Sec’d. Notes, 144A	2.670	09/01/23	4,000	4,183,672

				10,180,872

Software 0.3%

Activision Blizzard, Inc., Sr. Unsec’d. Notes	2.500	09/15/50	1,080	986,276
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700	03/01/21	200	200,000
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50	191	192,755
Sr. Unsec’d. Notes	2.675	06/01/60	1,000	1,019,146
Sr. Unsec’d. Notes	3.950	08/08/56	335	437,715
ServiceNow, Inc., Sr. Unsec’d. Notes	1.400	09/01/30(a)	1,655	1,583,634

				4,419,526

Telecommunications 1.3%

AT&T, Inc.,
Sr. Unsec’d. Notes	4.300	02/15/30	170	199,444
Sr. Unsec’d. Notes	4.500	05/15/35	60	71,120
Sr. Unsec’d. Notes, 144A	2.550	12/01/33	228	227,407
Sr. Unsec’d. Notes, 144A	3.500	09/15/53	3,114	3,002,014
Sr. Unsec’d. Notes, 144A	3.650	09/15/59	1,717	1,649,422
Sr. Unsec’d. Notes, 144A	3.800	12/01/57	1,128	1,126,888
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27(a)	3,000	3,295,482
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A	3.000	02/15/41	640	632,120
Sr. Sec’d. Notes, 144A	3.300	02/15/51	125	121,702
Sr. Sec’d. Notes, 144A	3.875	04/15/30	4,500	5,085,245
Sr. Sec’d. Notes, 144A	4.375	04/15/40	380	443,993
Sr. Sec’d. Notes, 144A	4.500	04/15/50	505	596,029

See Notes to Financial Statements.

PGIM Core Bond Fund    41

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500%	08/10/33	290	$357,632
Sr. Unsec’d. Notes	4.862	08/21/46	1,025	1,323,168

				18,131,666

Transportation 0.2%

CSX Corp., Sr. Unsec’d. Notes	2.600	11/01/26	420	457,461
Kansas City Southern, Gtd. Notes	3.500	05/01/50	1,585	1,701,091

				2,158,552

Water 0.3%

American Water Capital Corp.,
Sr. Unsec’d. Notes	2.800	05/01/30	1,580	1,723,064
Sr. Unsec’d. Notes	3.750	09/01/47	25	29,878
Sr. Unsec’d. Notes	4.000	12/01/46	145	177,178
Essential Utilities, Inc., Sr. Unsec’d. Notes	2.704	04/15/30(a)	1,380	1,473,757

				3,403,877

TOTAL CORPORATE BONDS (cost $396,226,639)				424,452,322

MUNICIPAL BONDS 0.7%

Alabama 0.0%

Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	40	47,063

California 0.2%

Bay Area Toll Authority, Taxable, Revenue Bonds	2.574	04/01/31	1,405	1,507,073
City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	300	414,258
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	30	36,497
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	36,847

				1,994,675

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois 0.1%

State of Illinois,
General Obligation Unlimited, Series A	5.000%	10/01/22	110	$118,239
General Obligation Unlimited, Series D	5.000	11/01/22	895	958,429
General Obligation Unlimited, Taxable	5.100	06/01/33	450	502,380

				1,579,048

New Jersey 0.0%

New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	250	406,518

North Carolina 0.1%

North Carolina State Education Assistance Authority, Taxable, Revenue Bonds, Series 2011-002, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	1.015(c)	07/25/36	700	702,156

Pennsylvania 0.1%

Pennsylvania State University (The), Taxable, Revenue Bonds, Series D	2.840	09/01/50	745	774,398
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	70	103,876
Revenue Bonds, BABs, Series B	5.511	12/01/45	150	216,422

				1,094,696

Texas 0.2%

City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.985	02/01/39	775	1,166,297
Grand Parkway Transportation Corp., Taxable, Revenue Bonds, Series E	5.184	10/01/42	775	1,090,789
Permanent University Fund - University of Texas System, Taxable, Revenue Bonds, Series A	3.376	07/01/47	555	646,725
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	340	387,488

				3,291,299

Virginia 0.0%

University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	130	168,160

TOTAL MUNICIPAL BONDS (cost $8,500,065)				9,283,615

See Notes to Financial Statements.

PGIM Core Bond Fund    43

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES 6.2%
Alternative Loan Trust, Series 2003-J03, Class 2A1	6.250%	12/25/33	3	$3,069
BCAP LLC Trust, Series 2011-RR04, Class 7A1, 144A	5.250	04/26/37	166	139,961
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.730(c)	04/25/28	149	149,488
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.230(c)	07/25/29	168	168,250
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.730(c)	07/25/29	450	450,769
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.780(c)	06/25/30	217	217,784
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)	3.530(c)	06/25/30	180	181,768
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.430(c)	08/26/30	220	220,568
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	2.144(c)	01/25/57	460	463,258
Series 2017-05, Class A3, 144A	4.000(cc)	05/25/57	1,600	1,600,857
Series 2017-06, Class A1, 144A	3.015(cc)	06/25/57	705	705,824
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-08, Class 5A1	6.500	04/25/33	3	2,992
Credit Suisse Mortgage Trust, Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59	1,306	1,307,704
Eagle Re Ltd. (Bermuda), Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.930(c)	04/25/29	90	90,355
Fannie Mae REMICS,
Series 2011-141, Class MZ	4.500	01/25/42	612	685,839
Series 2014-11, Class VB	4.500	04/25/42	500	575,875
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.880(c)	03/25/30	184	184,026
FHLMC Structured Agency Credit Risk Trust, Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.880(c)	09/25/48	1	1,157
FHLMC Structured Pass-Through Certificates, Series T-59, Class 1A2	7.000	10/25/43	90	107,990
Freddie Mac REMICS,
Series 4249, Class GW	3.500	10/15/41	1,720	1,889,538
Series 4661, Class BV	3.500	12/15/36	1,000	1,043,786
Series 4717, Class PA	3.000	04/15/45	846	883,152

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac REMICS, (cont’d.) Series 4739, Class Z	3.500%	11/15/47	706	$778,077
GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	2,378	2,386,679
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000(cc)	07/20/43	1,067	1,139,388
Series 2016-46, Class JE	2.500	11/20/45	355	371,491
Series 2017-101, Class AB	2.500	07/20/47	898	942,023
Series 2018-07, Class GA	3.000	02/20/47	586	607,087
GSR Mortgage Loan Trust, Series 2005-AR06, Class 2A1	2.930(cc)	09/25/35	26	26,621
Home Re Ltd. (Bermuda), Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.780(c)	05/25/29	61	60,732
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59	266	267,857
Series 2019-PR01, Class A1, 144A	3.858	09/25/59	2,786	2,787,562
Series 2020-GS01, Class A1, 144A	2.882(cc)	10/25/59	1,025	1,028,617
Series 2021-GS01, Class A1, 144A	— (p)	10/25/66	385	385,050
LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.644(c)	04/01/24	177	176,839
Mello Warehouse Securitization Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.030(c)	10/25/53	1,560	1,560,640
Series 2021-01, Class A, 144A	— (p)	02/25/55	2,100	2,100,000
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.383(c)	01/23/23	445	445,275
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.483(c)	04/23/23	425	424,956
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.483(c)	04/23/23	825	824,915
Series 2020-05, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.133(c)	08/10/23	1,365	1,363,833
Series 2020-05, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.133(c)	08/10/23	7,180	7,181,249
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.744(c)	12/11/21	8,410	8,411,707
Series 2020-08, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 2.250%)	2.250(c)	09/23/21	5,100	5,104,999
Series 2020-08, Class A2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.500%)	3.500(c)	09/23/21	3,510	3,513,787

See Notes to Financial Statements.

PGIM Core Bond Fund    45

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
MRA Issuance Trust, (cont’d.)
Series 2020-09, Class AY, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 2.250%)^	2.250%(c)	05/05/21	11,350	$11,380,827
Series 2020-15, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)^	1.644(c)	07/15/21	7,590	7,590,000
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.880(c)	01/25/48	137	137,359
Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.530(c)	07/25/29	19	18,656
Oaktown Re IV Ltd. (Bermuda), Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)	3.330(c)	07/25/30	49	49,097
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)	0.780(c)	06/25/57	297	296,922
PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.967(c)	12/25/22	3,061	3,060,589
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.530(c)	03/25/28	17	17,272
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.080(c)	02/25/30	200	199,940
Seasoned Credit Risk Transfer Trust, Series 2019-02, Class MA	3.500	08/25/58	1,117	1,214,593
Sequoia Mortgage Trust 10, Series 10, Class 2A1, 1 Month LIBOR + 0.760% (Cap 11.750%, Floor 0.760%)	0.891(c)	10/20/27	24	23,390
Station Place Securitization Trust,
Series 2020-10, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.630(c)	05/20/21	3,180	3,182,397
Series 2021-WL01, Class A, 144A	0.000(cc)	01/26/54	2,525	2,525,803
Structured Asset Mortgage Investments II Trust, Series 2005-AR05, Class A1, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)	0.630(c)	07/19/35	24	23,550
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2002-AR06, Class A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	1.899(c)	06/25/42	43	42,350
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	1.899(c)	08/25/42	3	2,788

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

WaMu Mortgage Pass-Through Certificates Series Trust, (cont’d.) Series 2005-AR13, Class A1A1, 1 Month LIBOR + 0.580% (Cap 10.500%, Floor 0.580%)	0.710%(c)	10/25/45	339	$336,324

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $82,630,786)				83,065,251

SOVEREIGN BONDS 0.7%

Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125	10/11/27	840	936,853
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30	555	576,036
Sr. Unsec’d. Notes, 144A	3.375	08/20/50	450	478,692
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.375	07/12/21	200	203,213
Sr. Unsec’d. Notes	5.000	06/15/45	370	429,742
Sr. Unsec’d. Notes	7.375	09/18/37	175	245,599
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28	290	317,283
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	4.450	02/11/24	200	220,547
Sr. Unsec’d. Notes, EMTN	3.750	04/25/22	200	207,356
Sr. Unsec’d. Notes, EMTN	4.750	01/08/26	200	232,466
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24	200	208,424
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23	200	208,874
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22	400	411,046
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24	400	430,592
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	6.125	03/09/21	260	261,562
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.500	04/16/50	200	245,830
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300	03/15/28	335	383,868
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26	100	107,066
Province of Quebec (Canada), Unsec’d. Notes, Series A, MTN	7.140	02/27/26	100	130,605
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	3.875	04/23/23	335	359,355
Sr. Unsec’d. Notes, 144A	5.103	04/23/48	370	509,870
Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000	03/17/23	100	105,502

See Notes to Financial Statements.

PGIM Core Bond Fund    47

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	2.375%	10/26/21	435	$440,453
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23	460	480,655
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25	320	356,887
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A	2.500	06/08/22	400	411,225
Sr. Unsec’d. Notes, 144A	3.250	06/01/23	200	212,775
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55	540	720,899
Sr. Unsec’d. Notes	5.100	06/18/50	60	80,729

TOTAL SOVEREIGN BONDS (cost $9,135,600)				9,914,004

U.S. GOVERNMENT AGENCY OBLIGATIONS 18.7%

Federal Home Loan Mortgage Corp.	2.000	01/01/32	583	611,905
Federal Home Loan Mortgage Corp.	2.500	01/01/29	362	380,856
Federal Home Loan Mortgage Corp.	2.500	07/01/31	549	587,458
Federal Home Loan Mortgage Corp.	2.500	01/01/32	283	301,210
Federal Home Loan Mortgage Corp.	2.500	10/01/32	702	752,025
Federal Home Loan Mortgage Corp.	2.500	12/01/32	1,296	1,363,350
Federal Home Loan Mortgage Corp.	2.500	09/01/46	291	308,333
Federal Home Loan Mortgage Corp.	2.500	11/01/46	835	889,863
Federal Home Loan Mortgage Corp.	2.500	11/01/49	1,136	1,216,845
Federal Home Loan Mortgage Corp.	3.000	02/01/32	1,179	1,272,055
Federal Home Loan Mortgage Corp.	3.000	01/01/37	278	294,528
Federal Home Loan Mortgage Corp.	3.000	12/01/37	123	129,252
Federal Home Loan Mortgage Corp.	3.000	06/01/43	2,504	2,685,044
Federal Home Loan Mortgage Corp.	3.000	07/01/43	427	457,875
Federal Home Loan Mortgage Corp.	3.000	06/01/46	844	897,050
Federal Home Loan Mortgage Corp.	3.000	12/01/46	743	792,228
Federal Home Loan Mortgage Corp.	3.000	01/01/47	819	873,217
Federal Home Loan Mortgage Corp.	3.000	06/01/50	1,053	1,106,914
Federal Home Loan Mortgage Corp.	3.500	11/01/28	411	449,249
Federal Home Loan Mortgage Corp.	3.500	11/01/37	263	281,389
Federal Home Loan Mortgage Corp.	3.500	06/01/42	343	372,890
Federal Home Loan Mortgage Corp.	3.500	06/01/42	381	413,698
Federal Home Loan Mortgage Corp.	3.500	07/01/42	368	399,443
Federal Home Loan Mortgage Corp.	3.500	09/01/42	439	476,368
Federal Home Loan Mortgage Corp.	3.500	10/01/42	542	592,827
Federal Home Loan Mortgage Corp.	3.500	06/01/43	244	264,590
Federal Home Loan Mortgage Corp.	3.500	05/01/45	328	354,680
Federal Home Loan Mortgage Corp.	3.500	01/01/47	244	262,564
Federal Home Loan Mortgage Corp.	3.500	02/01/47	562	605,026
Federal Home Loan Mortgage Corp.	3.500	11/01/47	418	446,711

See Notes to Financial Statements.

48

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.500%	08/01/48	203	$215,846
Federal Home Loan Mortgage Corp.	3.500	10/01/48	738	783,720
Federal Home Loan Mortgage Corp.	4.000	12/01/40	103	112,442
Federal Home Loan Mortgage Corp.	4.000	01/01/41	278	306,457
Federal Home Loan Mortgage Corp.	4.000	04/01/42	304	333,808
Federal Home Loan Mortgage Corp.	4.000	10/01/45	197	215,805
Federal Home Loan Mortgage Corp.	4.000	02/01/46	2,934	3,208,808
Federal Home Loan Mortgage Corp.	4.000	05/01/46	210	228,377
Federal Home Loan Mortgage Corp.	4.000	08/01/46	282	308,647
Federal Home Loan Mortgage Corp.	4.000	11/01/47	229	247,421
Federal Home Loan Mortgage Corp.	4.000	04/01/48	367	394,361
Federal Home Loan Mortgage Corp.	4.000	05/01/48	366	392,839
Federal Home Loan Mortgage Corp.	4.000	07/01/48	663	713,907
Federal Home Loan Mortgage Corp.	4.500	06/01/42	121	135,457
Federal Home Loan Mortgage Corp.	4.500	09/01/44	162	181,082
Federal Home Loan Mortgage Corp.	4.500	07/01/45	396	445,097
Federal Home Loan Mortgage Corp.	4.500	04/01/47	1,994	2,185,914
Federal Home Loan Mortgage Corp.	4.500	07/01/47	204	221,962
Federal Home Loan Mortgage Corp.	4.500	07/01/47	456	499,143
Federal Home Loan Mortgage Corp.	4.500	11/01/47	856	935,663
Federal Home Loan Mortgage Corp.	4.500	02/01/48	271	295,966
Federal Home Loan Mortgage Corp.	4.500	07/01/48	611	664,805
Federal Home Loan Mortgage Corp.	5.000	08/01/40	247	287,478
Federal Home Loan Mortgage Corp.	5.000	12/01/47	344	383,631
Federal Home Loan Mortgage Corp.	5.000	02/01/48	489	546,223
Federal National Mortgage Assoc.	0.875	08/05/30	1,735	1,682,617
Federal National Mortgage Assoc.	1.625	01/07/25	1,545	1,621,042
Federal National Mortgage Assoc.	2.000	TBA	14,500	14,947,461
Federal National Mortgage Assoc.	2.000	TBA(tt)	36,500	37,691,953
Federal National Mortgage Assoc.	2.000	10/01/34	811	847,623
Federal National Mortgage Assoc.	2.000	08/01/40	3,169	3,277,951
Federal National Mortgage Assoc.	2.000	02/01/41	2,507	2,597,990
Federal National Mortgage Assoc.	2.000	01/01/51	3,959	4,103,032
Federal National Mortgage Assoc.	2.375	01/19/23	180	187,873
Federal National Mortgage Assoc.	2.500	TBA(tt)	3,500	3,687,988
Federal National Mortgage Assoc.	2.500	TBA	5,500	5,785,527
Federal National Mortgage Assoc.	2.500	02/05/24(k)	645	688,208
Federal National Mortgage Assoc., 11th District Cost of Funds Index (COFI Rate) + 2.000% (Cap 9.375%, Floor 2.000%)	2.500(c)	08/01/24	5	5,141
Federal National Mortgage Assoc.	2.500	05/01/30	362	385,315
Federal National Mortgage Assoc.	2.500	04/01/31	1,096	1,176,036
Federal National Mortgage Assoc.	2.500	11/01/31	272	290,773
Federal National Mortgage Assoc.	2.500	02/01/43	105	111,684
Federal National Mortgage Assoc.	2.500	06/01/46	545	573,585

See Notes to Financial Statements.

PGIM Core Bond Fund    49

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.500%	09/01/46	282	$298,498
Federal National Mortgage Assoc.	2.500	10/01/46	192	204,704
Federal National Mortgage Assoc.	2.500	10/01/46	294	310,112
Federal National Mortgage Assoc.	2.500	11/01/50	2,975	3,133,204
Federal National Mortgage Assoc.	3.000	06/01/30	215	231,072
Federal National Mortgage Assoc.	3.000	05/01/31	89	94,308
Federal National Mortgage Assoc.	3.000	12/01/31	285	301,673
Federal National Mortgage Assoc.	3.000	05/01/32	265	280,052
Federal National Mortgage Assoc.	3.000	09/01/32	119	125,967
Federal National Mortgage Assoc.	3.000	11/01/36	208	218,423
Federal National Mortgage Assoc.	3.000	10/01/42	257	275,873
Federal National Mortgage Assoc.	3.000	10/01/42	377	401,764
Federal National Mortgage Assoc.	3.000	02/01/43	282	306,607
Federal National Mortgage Assoc.	3.000	04/01/43	443	475,421
Federal National Mortgage Assoc.	3.000	06/01/43	539	577,939
Federal National Mortgage Assoc.	3.000	12/01/45	749	814,242
Federal National Mortgage Assoc.	3.000	05/01/46	1,129	1,199,492
Federal National Mortgage Assoc.	3.000	09/01/46	936	1,003,590
Federal National Mortgage Assoc.	3.000	10/01/46	3,452	3,667,328
Federal National Mortgage Assoc.	3.000	11/01/46	1,237	1,319,551
Federal National Mortgage Assoc.	3.000	11/01/46	2,632	2,785,877
Federal National Mortgage Assoc.	3.000	03/01/47	821	871,351
Federal National Mortgage Assoc.	3.000	04/01/47	1,862	1,971,929
Federal National Mortgage Assoc.	3.000	12/01/49	2,546	2,676,740
Federal National Mortgage Assoc.	3.000	06/01/50	1,577	1,658,868
Federal National Mortgage Assoc.	3.500	12/01/29	140	149,629
Federal National Mortgage Assoc.	3.500	12/01/30	130	140,022
Federal National Mortgage Assoc.	3.500	07/01/31	693	749,942
Federal National Mortgage Assoc.	3.500	08/01/31	471	507,369
Federal National Mortgage Assoc.	3.500	02/01/33	242	259,376
Federal National Mortgage Assoc.	3.500	05/01/33	115	122,738
Federal National Mortgage Assoc.	3.500	10/01/41	138	149,397
Federal National Mortgage Assoc.	3.500	04/01/42	314	341,693
Federal National Mortgage Assoc.	3.500	05/01/42	330	359,494
Federal National Mortgage Assoc.	3.500	05/01/42	1,755	1,918,124
Federal National Mortgage Assoc.	3.500	06/01/42	736	800,587
Federal National Mortgage Assoc.	3.500	10/01/42	448	489,889
Federal National Mortgage Assoc.	3.500	10/01/42	514	557,845
Federal National Mortgage Assoc.	3.500	10/01/42	944	1,032,087
Federal National Mortgage Assoc.	3.500	06/01/43	243	263,812
Federal National Mortgage Assoc.	3.500	06/01/45	312	336,845
Federal National Mortgage Assoc.	3.500	06/01/45	601	648,694
Federal National Mortgage Assoc.	3.500	09/01/45	397	429,405
Federal National Mortgage Assoc.	3.500	10/01/45	541	584,501
Federal National Mortgage Assoc.	3.500	01/01/46	171	184,446

See Notes to Financial Statements.

50

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	01/01/46	416	$449,037
Federal National Mortgage Assoc.	3.500	04/01/46	5,532	5,964,775
Federal National Mortgage Assoc.	3.500	11/01/46	232	249,147
Federal National Mortgage Assoc.	3.500	06/01/47	825	882,472
Federal National Mortgage Assoc.	3.500	07/01/47	522	558,604
Federal National Mortgage Assoc.	3.500	07/01/47	1,945	2,119,896
Federal National Mortgage Assoc.	3.500	08/01/47	344	369,269
Federal National Mortgage Assoc.	3.500	09/01/47	647	691,933
Federal National Mortgage Assoc.	3.500	10/01/47	2,193	2,340,772
Federal National Mortgage Assoc.	3.500	11/01/47	2,110	2,255,955
Federal National Mortgage Assoc.	3.500	01/01/48	371	395,356
Federal National Mortgage Assoc.	3.500	01/01/48	453	488,482
Federal National Mortgage Assoc.	3.500	04/01/48	1,104	1,177,517
Federal National Mortgage Assoc.	3.500	08/01/48	932	991,360
Federal National Mortgage Assoc.	3.500	10/01/48	635	675,329
Federal National Mortgage Assoc.	3.500	11/01/48	419	445,511
Federal National Mortgage Assoc.	4.000	09/01/40	227	247,720
Federal National Mortgage Assoc.	4.000	11/01/40	1,110	1,211,642
Federal National Mortgage Assoc.	4.000	02/01/41	424	464,637
Federal National Mortgage Assoc.	4.000	02/01/41	603	661,005
Federal National Mortgage Assoc.	4.000	12/01/41	365	401,819
Federal National Mortgage Assoc.	4.000	10/01/43	351	384,631
Federal National Mortgage Assoc.	4.000	09/01/44	194	212,863
Federal National Mortgage Assoc.	4.000	10/01/44	454	497,591
Federal National Mortgage Assoc.	4.000	12/01/45	172	187,378
Federal National Mortgage Assoc.	4.000	04/01/46	178	193,549
Federal National Mortgage Assoc.	4.000	08/01/46	290	314,488
Federal National Mortgage Assoc.	4.000	09/01/46	1,984	2,172,223
Federal National Mortgage Assoc.	4.000	02/01/47	1,048	1,129,882
Federal National Mortgage Assoc.	4.000	03/01/47	993	1,094,638
Federal National Mortgage Assoc.	4.000	06/01/47	676	731,375
Federal National Mortgage Assoc.	4.000	10/01/47	217	233,511
Federal National Mortgage Assoc.	4.000	11/01/47	433	467,063
Federal National Mortgage Assoc.	4.000	12/01/47	460	495,527
Federal National Mortgage Assoc.	4.000	02/01/48	431	463,171
Federal National Mortgage Assoc.	4.000	10/01/48	494	545,151
Federal National Mortgage Assoc.	4.500	08/01/40	112	125,706
Federal National Mortgage Assoc.	4.500	04/01/41	133	149,384
Federal National Mortgage Assoc.	4.500	06/01/41	329	369,764
Federal National Mortgage Assoc.	4.500	08/01/41	164	182,107
Federal National Mortgage Assoc.	4.500	08/01/41	462	519,780
Federal National Mortgage Assoc.	4.500	08/01/44	364	407,716
Federal National Mortgage Assoc.	4.500	01/01/45	210	235,276
Federal National Mortgage Assoc.	4.500	11/01/47	301	330,087
Federal National Mortgage Assoc.	4.500	06/01/48	502	544,999

See Notes to Financial Statements.

PGIM Core Bond Fund    51

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.500%	12/01/48	445	$483,954
Federal National Mortgage Assoc.	4.500	02/01/49	151	164,152
Federal National Mortgage Assoc.	5.000	09/01/30	27	30,730
Federal National Mortgage Assoc.	5.000	10/01/40	263	304,120
Federal National Mortgage Assoc.	5.000	03/01/42	407	470,740
Federal National Mortgage Assoc.	5.000	10/01/47	489	545,408
Federal National Mortgage Assoc.	5.000	01/01/48	95	106,273
Federal National Mortgage Assoc.	5.500	01/01/40	146	168,989
Federal National Mortgage Assoc., 11th District Cost of Funds Index (COFI Rate) + 1.250% (Cap 12.730%, Floor 5.710%)	5.709(c)	12/01/30	1	584
Federal National Mortgage Assoc.	6.000	10/01/36	96	114,988
Federal National Mortgage Assoc.	6.000	07/01/41	99	119,141
Federal National Mortgage Assoc.	6.625	11/15/30(k)	485	725,620
Federal National Mortgage Assoc.	7.125	01/15/30(k)	80	120,717
Government National Mortgage Assoc.	2.000	12/20/50	1,496	1,553,968
Government National Mortgage Assoc.	2.500	TBA	8,000	8,403,438
Government National Mortgage Assoc.	2.500	12/20/46	506	535,087
Government National Mortgage Assoc.	3.000	07/20/42	681	730,088
Government National Mortgage Assoc.	3.000	03/20/43	455	486,903
Government National Mortgage Assoc.	3.000	08/20/43	86	92,558
Government National Mortgage Assoc.	3.000	09/20/43	168	179,379
Government National Mortgage Assoc.	3.000	01/20/44	151	161,463
Government National Mortgage Assoc.	3.000	05/20/45	197	211,279
Government National Mortgage Assoc.	3.000	08/15/45	215	226,358
Government National Mortgage Assoc.	3.000	05/20/46	1,280	1,367,055
Government National Mortgage Assoc.	3.000	07/20/46	2,052	2,191,863
Government National Mortgage Assoc.	3.000	08/20/46	112	119,390
Government National Mortgage Assoc.	3.000	10/20/46	634	676,301
Government National Mortgage Assoc.	3.000	03/20/47	1,230	1,314,253
Government National Mortgage Assoc.	3.000	01/20/48	174	184,382
Government National Mortgage Assoc.	3.000	08/20/48	2,588	2,719,883
Government National Mortgage Assoc.	3.000	09/20/49	1,427	1,496,815
Government National Mortgage Assoc.	3.000	12/20/49	1,553	1,628,953
Government National Mortgage Assoc.	3.000	01/20/50	2,382	2,501,240
Government National Mortgage Assoc.	3.000	04/20/50	439	460,523
Government National Mortgage Assoc.	3.500	01/15/42	111	122,016
Government National Mortgage Assoc.	3.500	12/20/42	322	350,479
Government National Mortgage Assoc.	3.500	01/20/43	475	516,970
Government National Mortgage Assoc.	3.500	02/20/43	216	235,412
Government National Mortgage Assoc.	3.500	08/20/43	806	876,654
Government National Mortgage Assoc.	3.500	10/20/43	1,060	1,152,567
Government National Mortgage Assoc.	3.500	03/20/45	128	137,596
Government National Mortgage Assoc.	3.500	04/20/45	738	791,362
Government National Mortgage Assoc.	3.500	04/20/46	1,457	1,572,427

See Notes to Financial Statements.

52

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	3.500%	07/20/46	939	$1,009,995
Government National Mortgage Assoc.	3.500	10/20/46	1,769	1,905,049
Government National Mortgage Assoc.	3.500	12/20/46	1,664	1,781,164
Government National Mortgage Assoc.	3.500	01/20/47	519	555,244
Government National Mortgage Assoc.	3.500	05/20/47	1,052	1,125,284
Government National Mortgage Assoc.	3.500	10/20/47	381	409,031
Government National Mortgage Assoc.	3.500	11/20/47	1,962	2,096,301
Government National Mortgage Assoc.	3.500	01/20/48	556	596,034
Government National Mortgage Assoc.	3.500	10/20/48	333	353,717
Government National Mortgage Assoc.	3.500	11/20/48	626	664,347
Government National Mortgage Assoc.	3.500	12/20/48	235	249,366
Government National Mortgage Assoc.	3.500	02/20/49	567	603,372
Government National Mortgage Assoc.	3.500	05/20/49	1,014	1,073,288
Government National Mortgage Assoc.	3.500	06/20/49	868	919,071
Government National Mortgage Assoc.	3.500	11/20/49	721	764,174
Government National Mortgage Assoc.	3.500	12/20/49	532	563,479
Government National Mortgage Assoc.	4.000	12/20/40	261	289,745
Government National Mortgage Assoc.	4.000	06/20/41	105	116,919
Government National Mortgage Assoc.	4.000	11/15/41	143	157,315
Government National Mortgage Assoc.	4.000	12/20/42	241	267,577
Government National Mortgage Assoc.	4.000	04/20/43	178	198,002
Government National Mortgage Assoc.	4.000	10/20/43	162	178,981
Government National Mortgage Assoc.	4.000	12/20/43	350	387,919
Government National Mortgage Assoc.	4.000	09/20/44	203	224,492
Government National Mortgage Assoc.	4.000	08/20/45	383	420,595
Government National Mortgage Assoc.	4.000	10/20/45	179	197,126
Government National Mortgage Assoc.	4.000	03/20/46	345	378,960
Government National Mortgage Assoc.	4.000	11/20/46	263	287,945
Government National Mortgage Assoc.	4.000	03/20/47	269	290,672
Government National Mortgage Assoc.	4.000	05/20/47	429	464,798
Government National Mortgage Assoc.	4.000	07/20/47	1,768	1,911,809
Government National Mortgage Assoc.	4.000	11/20/47	1,185	1,283,212
Government National Mortgage Assoc.	4.000	12/20/47	278	300,249
Government National Mortgage Assoc.	4.000	07/20/48	581	626,056
Government National Mortgage Assoc.	4.000	08/20/48	201	216,680
Government National Mortgage Assoc.	4.000	09/20/48	500	539,639
Government National Mortgage Assoc.	4.000	11/20/48	210	226,318
Government National Mortgage Assoc.	4.000	01/20/49	268	287,781
Government National Mortgage Assoc.	4.000	02/20/49	572	615,277
Government National Mortgage Assoc.	4.000	03/20/49	349	374,523
Government National Mortgage Assoc.	4.500	12/20/41	530	604,867
Government National Mortgage Assoc.	4.500	10/20/43	86	95,992
Government National Mortgage Assoc.	4.500	01/20/44	107	119,826
Government National Mortgage Assoc.	4.500	04/20/44	372	417,595
Government National Mortgage Assoc.	4.500	03/20/45	91	101,916

See Notes to Financial Statements.

PGIM Core Bond Fund    53

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.500%	07/20/46	221	$248,567
Government National Mortgage Assoc.	4.500	08/20/46	175	196,496
Government National Mortgage Assoc.	4.500	11/20/46	167	187,412
Government National Mortgage Assoc.	4.500	01/20/47	1,068	1,183,038
Government National Mortgage Assoc.	4.500	01/20/48	171	186,995
Government National Mortgage Assoc.	4.500	02/20/48	1,199	1,312,006
Government National Mortgage Assoc.	4.500	03/20/48	120	130,855
Government National Mortgage Assoc.	4.500	07/20/48	215	233,834
Government National Mortgage Assoc.	4.500	08/20/48	78	85,359
Government National Mortgage Assoc.	4.500	12/20/48	405	440,430
Government National Mortgage Assoc.	5.000	10/20/37	7	8,241
Government National Mortgage Assoc.	5.000	09/20/40	100	114,145
Government National Mortgage Assoc.	5.000	04/20/45	53	60,504
Government National Mortgage Assoc.	5.000	08/20/45	215	242,888
Government National Mortgage Assoc.	6.000	12/15/39	137	164,917

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $245,021,363)				251,406,146

U.S. TREASURY OBLIGATIONS 6.5%
U.S. Treasury Bonds	3.125	08/15/44(k)	640	813,200
U.S. Treasury Bonds	3.375	11/15/48	9,530	12,859,544
U.S. Treasury Notes	0.125	09/30/22	19,740	19,743,855
U.S. Treasury Notes	0.125	01/31/23	100	100,022
U.S. Treasury Notes	0.125	01/15/24	155	154,746
U.S. Treasury Notes	0.625	12/31/27	1,880	1,863,550
U.S. Treasury Notes	0.875	11/15/30	4,380	4,297,191
U.S. Treasury Notes	2.875	05/15/28	33,620	38,573,697
U.S. Treasury Strips Coupon	1.750(s)	08/15/42	415	279,379
U.S. Treasury Strips Coupon	2.014(s)	11/15/41	1,195	820,022
U.S. Treasury Strips Coupon	2.222(s)	02/15/41	1,590	1,109,894
U.S. Treasury Strips Coupon	2.324(s)	05/15/42	1,195	810,546
U.S. Treasury Strips Coupon	2.340(s)	02/15/43(k)	3,590	2,396,465
U.S. Treasury Strips Coupon	2.346(s)	11/15/40	510	357,100
U.S. Treasury Strips Coupon	2.380(s)	05/15/41	1,590	1,103,125
U.S. Treasury Strips Coupon	2.394(s)	11/15/43(k)	2,087	1,362,583
U.S. Treasury Strips Coupon	2.434(s)	11/15/45	575	359,891
U.S. Treasury Strips Coupon	2.436(s)	02/15/46(k)	415	257,965
U.S. Treasury Strips Coupon	2.524(s)	11/15/39(k)	280	201,491

TOTAL U.S. TREASURY OBLIGATIONS (cost $86,720,642)				87,464,266

TOTAL LONG-TERM INVESTMENTS (cost $1,258,241,780)				1,312,865,096

See Notes to Financial Statements.

54

Description	Shares	Value

SHORT-TERM INVESTMENTS 12.4%

AFFILIATED MUTUAL FUNDS 12.4%
PGIM Core Ultra Short Bond Fund(wa)	122,872,223	$122,872,223
PGIM Institutional Money Market Fund (cost $44,047,043; includes $44,040,758 of cash collateral for securities on loan)(b)(wa)	44,077,591	44,059,960

TOTAL AFFILIATED MUTUAL FUNDS (cost $166,919,266)		166,932,183

OPTIONS PURCHASED*~ 0.0% (cost $80,909)		55,125

TOTAL SHORT-TERM INVESTMENTS (cost $167,000,175)		166,987,308

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 109.9% (cost $1,425,241,955)		1,479,852,404

OPTIONS WRITTEN*~ (0.0)% (premiums received $45,091)		(25,594)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 109.9% (cost $1,425,196,864)		1,479,826,810
Liabilities in excess of other assets(z) (9.9)%		(133,060,899)

NET ASSETS 100.0%		$1,346,765,911

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

Aces—Alternative Credit Enhancements Securities

BABs—Build America Bonds

CBOE—Chicago Board Options Exchange

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage-Backed Index

CMT—Constant Maturity Treasury

CPI—Consumer Price Index

EMTN—Euro Medium Term Note

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MTN—Medium Term Note

NSA—Non-Seasonally Adjusted

OTC—Over-the-counter

See Notes to Financial Statements.

PGIM Core Bond Fund    55

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMICS—Real Estate Mortgage Investment Conduit Security

Strips—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $18,971,139 and 1.4% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,072,924; cash collateral of $44,040,758 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 40,000,000 is 3.0% of net assets.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc. (proceeds receivable $1,587,109)	3.500%	TBA	02/11/21	$(1,500)	$(1,594,922)

See Notes to Financial Statements.

56

Options Purchased:

Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

20 Year U.S. Treasury Bonds Futures	Call	02/19/21	$170.00	63	63	$49,219
20 Year U.S. Treasury Bonds Futures	Call	02/19/21	$176.00	63	63	5,906

Total Options Purchased (cost $80,909)						$55,125

Options Written:

Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

20 Year U.S. Treasury Bonds Futures	Call	02/19/21	$173.00	126	126	$(25,594)

(premiums received $45,091)

Futures contracts outstanding at January 31, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
556	2 Year U.S. Treasury Notes	Mar. 2021	$122,862,969	$94,463
781	5 Year U.S. Treasury Notes	Mar. 2021	98,308,375	(104,050)
471	20 Year U.S. Treasury Bonds	Mar. 2021	79,466,531	(1,725,210)
264	30 Year U.S. Ultra Treasury Bonds	Mar. 2021	54,045,750	(2,204,524)

				(3,939,321)

Short Positions:
864	10 Year U.S. Treasury Notes	Mar. 2021	118,395,000	301,963
162	10 Year U.S. Ultra Treasury Notes	Mar. 2021	24,920,157	490,086

				792,049

				$(3,147,272)

See Notes to Financial Statements.

PGIM Core Bond Fund    57

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Credit default swap agreement outstanding at January 31, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed securities - Sell Protection(2)^:
Towd Point Mortgage Trust	07/25/56	0.450%(M)	3,568	*	$312	$—	$312	Citigroup Global Markets, Inc.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	3,100	0.791%	$9,525	$14,874	$(5,349)	Bank of America, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	*	$(18,717)	$(23,555)	$4,838	Morgan Stanley & Co. International PLC

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional

See Notes to Financial Statements.

58

amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at January 31, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements:
3,310	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(15,173)	$(15,173)
6,620	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(49,297)	(49,297)
9,930	01/25/26	2.283%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(2,665)	(2,665)
9,930	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	4,007	4,007

				$—	$(63,128)	$(63,128)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Core Bond Fund    59

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Interest rate swap agreements outstanding at January 31, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
3,310	01/12/26	0.392%(A)	1 Day USOIS(1)(A)	$ —	$ (6,793)	$ (6,793)
6,620	01/13/26	0.406%(A)	1 Day USOIS(1)(A)	—	(17,942)	(17,942)
9,930	01/25/26	0.357%(A)	1 Day USOIS(1)(A)	—	446	446
9,930	02/02/26	0.362%(A)	1 Day USOIS(1)(A)	—	251	251
2,200	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	(180,857)	(62,262)	118,595
				$(180,857)	$(86,300)	$ 94,557

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreement	$14,874	$(23,555)	$5,150	$(5,349)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$1,961,000	$2,474,151

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$55,839,688	$—

See Notes to Financial Statements.

60

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Asset-Backed Securities (continued)
Collateralized Loan Obligations	$—	$130,536,228	$—
Consumer Loans	—	5,818,255	—
Credit Cards	—	2,523,837	—
Equipment	—	3,561,772	—
Home Equity Loans	—	826,270	—
Manufactured Housing	—	904,301	—
Other	—	1,379,388	—
Residential Mortgage-Backed Securities	—	6,533,614	—
Student Loans	—	16,198,938	—
Commercial Mortgage-Backed Securities	—	223,157,201	—
Corporate Bonds	—	424,452,322	—
Municipal Bonds	—	9,283,615	—
Residential Mortgage-Backed Securities	—	64,094,424	18,970,827
Sovereign Bonds	—	9,914,004	—
U.S. Government Agency Obligations	—	251,406,146	—
U.S. Treasury Obligations	—	87,464,266	—
Affiliated Mutual Funds	166,932,183	—	—
Options Purchased	55,125	—	—

Total	$166,987,308	$1,293,894,269	$18,970,827

Liabilities
Option Written	$(25,594)	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$886,512	$—	$—
OTC Credit Default Swap Agreements	—	9,525	312
Centrally Cleared Inflation Swap Agreement	—	4,007	—
Centrally Cleared Interest Rate Swap Agreements	—	119,292	—

Total	$886,512	$132,824	$312

Liabilities
Forward Commitment Contract	$—	$(1,594,922)	$—
Futures Contracts	(4,033,784)	—	—
OTC Credit Default Swap Agreement	—	(18,717)	—
Centrally Cleared Inflation Swap Agreements	—	(67,135)	—
Centrally Cleared Interest Rate Swap Agreements	—	(24,735)	—

Total	$(4,033,784)	$(1,705,509)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

See Notes to Financial Statements.

PGIM Core Bond Fund    61

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Residential Mortgage-Backed Securities	OTC Credit Default Swap Agreements
Balance as of 07/31/20	$3,686,209	$(24,063)
Realized gain (loss)	—	26,499
Change in unrealized appreciation (depreciation)	60,898	312
Purchases/Exchanges/Issuances	18,928,615	—
Sales/Paydowns	(2,460,817)	(2,436)
Accrued discount/premium	5,922	—
Transfers into Level 3	—	—
Transfers out of Level 3	(1,250,000)	—

Balance as of 01/31/21	$18,970,827	$312

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end.	$36,290	$312

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of January 31, 2021	Valuation Methodology	Unobservable Inputs

Residential Mortgage-Backed Securities	$18,970,827	Market Approach	Single Broker Indicative Quote
OTC Credit Default Swap Agreements	312	Market Approach	Single Broker Indicative Quote

	$18,971,139

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels are as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic

Residential Mortgage-Backed Securities	$1,250,000	L3 to L2	Cost to Evaluated Bid

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2021 were as follows:

U.S. Government Agency Obligations	18.7%
Commercial Mortgage-Backed Securities	16.6
Affiliated Mutual Funds (3.3% represents investments purchased with collateral from securities on loan)	12.4
Collateralized Loan Obligations	9.7
Banks	8.6
Residential Mortgage-Backed Securities	6.7
U.S. Treasury Obligations	6.5

Automobiles	4.1%
Electric	3.5
Pharmaceuticals	1.8
Oil & Gas	1.7
Pipelines	1.7
Telecommunications	1.3
Student Loans	1.2
Media	1.2

See Notes to Financial Statements.

62

Industry Classification (continued):

Healthcare-Services	1.0%
Commercial Services	0.8
Insurance	0.8
Auto Manufacturers	0.8
Semiconductors	0.8
Sovereign Bonds	0.7
Real Estate Investment Trusts (REITs)	0.7
Municipal Bonds	0.7
Retail	0.6
Computers	0.6
Foods	0.5
Diversified Financial Services	0.5
Beverages	0.5
Consumer Loans	0.4
Agriculture	0.4
Aerospace & Defense	0.4
Gas	0.4
Software	0.3
Building Materials	0.3
Equipment	0.3
Water	0.3
Chemicals	0.3
Airlines	0.2
Biotechnology	0.2
Mining	0.2
Credit Cards	0.2
Electronics	0.2

Hand/Machine Tools	0.2%
Iron/Steel	0.2
Transportation	0.2
Lodging	0.1
Other	0.1
Engineering & Construction	0.1
Manufactured Housing	0.1
Machinery-Construction & Mining	0.1
Home Equity Loans	0.0	*
Packaging & Containers	0.0	*
Multi-National	0.0	*
Oil & Gas Services	0.0	*
Healthcare-Products	0.0	*
Forest Products & Paper	0.0	*
Machinery-Diversified	0.0	*
Options Purchased	0.0	*
Housewares	0.0	*

	109.9
Option Written	(0.0	)*
Liabilities in excess of other assets	(9.9)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Premiums paid for OTC swap agreements	$14,874	Premiums received for OTC swap agreements	$23,555

See Notes to Financial Statements.

PGIM Core Bond Fund    63

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Unrealized appreciation on OTC swap agreements	$5,150		Unrealized depreciation on OTC swap agreements	$5,349
Interest rate contracts	Due from/to broker-variation margin futures	886,512	*	Due from/to broker-variation margin futures	4,033,784	*
Interest rate contracts	Due from/to broker-variation margin swaps	123,299	*	Due from/to broker-variation margin swaps	91,870	*
Interest rate contracts	Unaffiliated investments	55,125		Options written outstanding, at value	25,594

		$1,084,960			$4,180,152

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps

Credit contracts	$—	$—	$—	$32,088
Interest rate contracts	377,636	32,252	(740,487)	8,615

Total	$377,636	$32,252	$(740,487)	$40,703

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps

Credit contracts	$—	$—	$—	$104,291
Interest rate contracts	(360,650)	19,497	(2,426,609)	556,725

Total	$(360,650)	$19,497	$(2,426,609)	$661,016

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

64

For the six months ended January 31, 2021, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)

$29,210	$42,000	$277,785,067	$117,391,793

Inflation Swap Agreements(2)		Interest Rate Swap Agreements(2)

$9,930,000		$13,047,000

	Credit Default Swap Agreements— Sell Protection(2)

	$9,363,329

(1)	Cost.
(2)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended January 31, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$43,072,924	$(43,072,924)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Bank of America, N.A.	$14,874	$(5,349)	$9,525	$(9,525)	$—

See Notes to Financial Statements.

PGIM Core Bond Fund    65

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Citigroup Global Markets, Inc.	$312	$—	$312	$—	$312
Morgan Stanley & Co. International PLC	4,838	(23,555)	(18,717)	—	(18,717)

	$20,024	$(28,904)	$(8,880)	$(9,525)	$(18,405)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

66

Statement of Assets and Liabilities  (unaudited)

as of January 31, 2021

Assets

Investments at value, including securities on loan of $43,072,924:
Unaffiliated investments (cost $1,258,322,689)	$1,312,920,221
Affiliated investments (cost $166,919,266)	166,932,183
Cash	12
Receivable for Fund shares sold	8,291,284
Dividends and interest receivable	5,431,928
Receivable for investments sold	2,428,287
Deposit with broker for centrally cleared/exchange-traded derivatives	1,961,000
Due from broker—variation margin swaps	40,386
Premiums paid for OTC swap agreements	14,874
Unrealized appreciation on OTC swap agreements	5,150
Prepaid expenses and other assets	25,379

Total Assets	1,498,050,704

Liabilities

Payable for investments purchased	83,594,039
Payable to broker for collateral for securities on loan	44,040,758
Payable for Fund shares purchased	20,941,003
Forward commitment contracts, at value (proceeds receivable $1,587,109)	1,594,922
Due to broker—variation margin futures	530,542
Management fee payable	298,924
Accrued expenses and other liabilities	142,809
Distribution fee payable	49,519
Dividends payable	33,925
Options written outstanding, at value (premiums received $45,091)	25,594
Premiums received for OTC swap agreements	23,555
Unrealized depreciation on OTC swap agreements	5,349
Affiliated transfer agent fee payable	3,854

Total Liabilities	151,284,793

Net Assets	$1,346,765,911

Net assets were comprised of:
Shares of beneficial interest, at par	$126,972
Paid-in capital in excess of par	1,297,281,106

Total distributable earnings (loss)	49,357,833

Net assets, January 31, 2021	$1,346,765,911

See Notes to Financial Statements.

PGIM Core Bond Fund    67

Statement of Assets and Liabilities  (unaudited)

as of January 31, 2021

Class A

Net asset value and redemption price per share, ($200,227,601 ÷ 18,881,233 shares of beneficial interest issued and outstanding)	$10.60
Maximum sales charge (3.25% of offering price)	0.36

Maximum offering price to public	$10.96

Class C

Net asset value, offering price and redemption price per share, ($8,532,185 ÷ 804,043 shares of beneficial interest issued and outstanding)	$10.61

Class R

Net asset value, offering price and redemption price per share, ($18,028 ÷ 1,701 shares of beneficial interest issued and outstanding)	$10.60

Class Z

Net asset value, offering price and redemption price per share, ($287,762,673 ÷ 27,130,648 shares of beneficial interest issued and outstanding)	$10.61

Class R6

Net asset value, offering price and redemption price per share, ($850,225,424 ÷ 80,154,350 shares of beneficial interest issued and outstanding)	$10.61

See Notes to Financial Statements.

68

Statement of Operations  (unaudited)

Six Months Ended January 31, 2021

Net Investment Income (Loss)

Income
Interest income	$13,229,109
Affiliated dividend income	114,666
Income from securities lending, net (including affiliated income of $18,021)	18,031

Total income	13,361,806

Expenses
Management fee	2,051,025
Distribution fee(a)	293,746
Transfer agent’s fees and expenses (including affiliated expense of $10,610)(a)	215,868
Custodian and accounting fees	79,610
Registration fees(a)	71,815
Audit fee	32,877
Shareholders’ reports	30,246
Legal fees and expenses	12,247
Trustees’ fees	11,618
SEC registration fees	4,645
Miscellaneous	14,204

Total expenses	2,817,901
Less: Fee waiver and/or expense reimbursement(a)	(368,313)
Distribution fee waiver(a)	(23)

Net expenses	2,449,565

Net investment income (loss)	10,912,241

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions (including affiliated of $(8,956))	5,456,649
Futures transactions	(740,487)
Options written transactions	32,252
Swap agreement transactions	40,703

4,789,117

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(442))	(12,993,591)
Futures	(2,426,609)
Options written	19,497
Swap agreements	661,016

(14,739,687)

Net gain (loss) on investment transactions	(9,950,570)

Net Increase (Decrease) In Net Assets Resulting From Operations	$961,671

See Notes to Financial Statements.

PGIM Core Bond Fund    69

Statement of Operations  (unaudited)

Six Months Ended January 31, 2021

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	249,967	43,711	68	—	—
Transfer agent’s fees and expenses	68,040	4,631	38	141,136	2,023
Registration fees	16,929	8,861	8,530	12,181	25,314
Fee waiver and/or expense reimbursement	(28,836)	(9,113)	(8,558)	(181,071)	(140,735)
Distribution fee waiver	—	—	(23)	—	—

See Notes to Financial Statements.

70

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2021	Year Ended July 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$10,912,241	$21,965,641
Net realized gain (loss) on investment transactions	4,789,117	15,395,664
Net change in unrealized appreciation (depreciation) on investments	(14,739,687)	52,192,341

Net increase (decrease) in net assets resulting from operations	961,671	89,553,646

Dividends and Distributions
Distributions from distributable earnings
Class A	(3,118,247)	(2,925,571)
Class C	(104,950)	(105,633)
Class R	(257)	(374)
Class Z	(4,933,328)	(6,205,888)
Class R6	(13,922,934)	(16,854,435)

	(22,079,716)	(26,091,901)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	339,785,998	729,705,122
Net asset value of shares issued in reinvestment of dividends and distributions	21,786,246	25,779,534
Cost of shares purchased	(182,817,529)	(240,586,128)

Net increase (decrease) in net assets from Fund share transactions	178,754,715	514,898,528

Total increase (decrease)	157,636,670	578,360,273

Net Assets:

Beginning of period	1,189,129,241	610,768,968

End of period	$1,346,765,911	$1,189,129,241

See Notes to Financial Statements.

PGIM Core Bond Fund    71

Notes to Financial Statements  (unaudited)

1.	Organization

The Target Portfolio Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of three series: PGIM Corporate Bond Fund, PGIM Core Bond Fund and PGIM QMA Small-Cap Value Fund.

These financial statements relate only to the PGIM Core Bond Fund (the “Fund”). The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is total return.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

72

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing

PGIM Core Bond Fund    73

Notes to Financial Statements  (unaudited) (continued)

derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the

74

fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund

PGIM Core Bond Fund    75

Notes to Financial Statements  (unaudited) (continued)

since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in

76

the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment

PGIM Core Bond Fund    77

Notes to Financial Statements  (unaudited) (continued)

risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general

78

obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes

PGIM Core Bond Fund    79

Notes to Financial Statements  (unaudited) (continued)

such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are

80

allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions from net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises each subadviser’s performance of such services.

The Manager has entered into subadvisory agreements with PGIM Limited and PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of the subadvisers.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.32% of the Fund’s average daily net assets up to $10 billion; and 0.31% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.32% for the reporting period ended January 31, 2021.

The Manager has contractually agreed, through November 30, 2021, to limit total annual fund operating expenses, after fee waivers and/or expense reimbursements to 0.70% of

PGIM Core Bond Fund    81

Notes to Financial Statements  (unaudited) (continued)

average daily net assets for Class A shares, 1.45% of average daily net assets for Class C shares, 0.95% of average daily net assets for Class R shares, 0.33% of average daily net assets for Class Z shares, and 0.32% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%,1% and 0.75% of the average daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has contractually agreed through November 30, 2021 to limit such fees to 0.50% of the average daily net assets of the Class R shares.

For the reporting period ended January 31, 2021, PIMS received $436,410 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended January 31, 2021, PIMS received $8,036 and $1,464 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. For the reporting period ended January 31, 2021, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2021, were $866,661,841 and $754,874,951, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended January 31, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$55,054,897	$333,861,380	$266,044,054	$—	$—	$122,872,223	122,872,223	$114,666

PGIM Institutional Money Market Fund (1)(b)(wa)
39,997,531	206,713,999	202,642,172	(442)	(8,956)	44,059,960	44,077,591	18,021	(2)

$95,052,428	$540,575,379	$468,686,226	$(442)	$(8,956)	$166,932,183		$132,687

(1)	The Fund did not have any capital gain distributions during the reporting period.

PGIM Core Bond Fund    83

Notes to Financial Statements  (unaudited) (continued)

(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2021 were as follows:

Tax Basis	$1,426,982,787

Gross Unrealized Appreciation	57,439,472
Gross Unrealized Depreciation	(9,315,094)

Net Unrealized Appreciation	$48,124,378

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat late year losses of approximately $205,000 as having been incurred in the following fiscal year (July 31, 2021).

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2020 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Effective January 22, 2021, Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6

84

shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of January 31, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R	1,147	67.4%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	3	82.3%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2021:
Shares sold	5,519,261	$59,022,377
Shares issued in reinvestment of dividends and distributions	291,693	3,114,975
Shares purchased	(3,629,698)	(38,893,340)

Net increase (decrease) in shares outstanding before conversion	2,181,256	23,244,012
Shares issued upon conversion from other share class(es)	95,165	1,012,450
Shares purchased upon conversion into other share class(es)	(228,212)	(2,424,408)

Net increase (decrease) in shares outstanding	2,048,209	$21,832,054

Year ended July 31, 2020:
Shares sold	11,997,070	$124,717,956
Shares issued in reinvestment of dividends and distributions	278,920	2,898,472
Shares purchased	(2,963,749)	(30,547,949)

Net increase (decrease) in shares outstanding before conversion	9,312,241	97,068,479
Shares issued upon conversion from other share class(es)	81,423	836,957
Shares purchased upon conversion into other share class(es)	(83,334)	(863,063)

Net increase (decrease) in shares outstanding	9,310,330	$97,042,373

PGIM Core Bond Fund    85

Notes to Financial Statements  (unaudited) (continued)

Class C	Shares	Amount
Six months ended January 31, 2021:
Shares sold	180,046	$1,929,188
Shares issued in reinvestment of dividends and distributions	9,807	104,846
Shares purchased	(143,447)	(1,533,918)

Net increase (decrease) in shares outstanding before conversion	46,406	500,116
Shares purchased upon conversion into other share class(es)	(38,958)	(414,561)

Net increase (decrease) in shares outstanding	7,448	$85,555

Year ended July 31, 2020:
Shares sold	582,398	$6,004,983
Shares issued in reinvestment of dividends and distributions	10,089	104,950
Shares purchased	(151,341)	(1,568,722)

Net increase (decrease) in shares outstanding before conversion	441,146	4,541,211
Shares purchased upon conversion into other share class(es)	(44,776)	(464,613)

Net increase (decrease) in shares outstanding	396,370	$4,076,598

Class R
Six months ended January 31, 2021:
Shares sold	15	$146
Shares issued in reinvestment of dividends and distributions	24	257
Shares purchased	(1)	(6)

Net increase (decrease) in shares outstanding	38	$397

Year ended July 31, 2020:
Shares sold	32	$334
Shares issued in reinvestment of dividends and distributions	36	373
Shares purchased	(1)	(13)

Net increase (decrease) in shares outstanding	67	$694

Class Z
Six months ended January 31, 2021:
Shares sold	8,377,026	$89,484,304
Shares issued in reinvestment of dividends and distributions	435,252	4,649,529
Shares purchased	(8,034,002)	(85,737,765)

Net increase (decrease) in shares outstanding before conversion	778,276	8,396,068
Shares issued upon conversion from other share class(es)	238,858	2,541,010
Shares purchased upon conversion into other share class(es)	(58,041)	(617,991)

Net increase (decrease) in shares outstanding	959,093	$10,319,087

Year ended July 31, 2020:
Shares sold	16,016,445	$165,403,199
Shares issued in reinvestment of dividends and distributions	579,634	6,021,326
Shares purchased	(6,603,959)	(67,986,748)

Net increase (decrease) in shares outstanding before conversion	9,992,120	103,437,777
Shares issued upon conversion from other share class(es)	113,709	1,185,032
Shares purchased upon conversion into other share class(es)	(62,585)	(644,821)

Net increase (decrease) in shares outstanding	10,043,244	$103,977,988

86

Class R6	Shares	Amount
Six months ended January 31, 2021:
Shares sold	17,709,747	$189,349,983
Shares issued in reinvestment of dividends and distributions	1,302,704	13,916,639
Shares purchased	(5,302,328)	(56,652,500)

Net increase (decrease) in shares outstanding before conversion	13,710,123	146,614,122
Shares issued upon conversion from other share class(es)	21,738	232,172
Shares purchased upon conversion into other share class(es)	(30,510)	(328,672)

Net increase (decrease) in shares outstanding	13,701,351	$146,517,622

Year ended July 31, 2020:
Shares sold	41,967,800	$433,578,650
Shares issued in reinvestment of dividends and distributions	1,612,758	16,754,413
Shares purchased	(13,571,928)	(140,482,696)

Net increase (decrease) in shares outstanding before conversion	30,008,630	309,850,367
Shares issued upon conversion from other share class(es)	64,105	666,909
Shares purchased upon conversion into other share class(es)	(68,514)	(716,401)

Net increase (decrease) in shares outstanding	30,004,221	$309,800,875

8.	Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020
Total Commitment	$1,200,000,000	$1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended January 31, 2021.

PGIM Core Bond Fund    87

Notes to Financial Statements  (unaudited) (continued)

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on each subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

88

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s rate-setting policies. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadvisers.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period,

PGIM Core Bond Fund    89

Notes to Financial Statements  (unaudited) (continued)

these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates

90

decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule is scheduled to take effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Core Bond Fund    91

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,

	2021		2020	2019	2018	2017	2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.78		$10.09	$9.63	$9.99	$10.22	$9.88
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.21	0.26	0.22	0.18	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.09)		0.74	0.49	(0.33)	(0.20)	0.39
Total from investment operations	(0.01)		0.95	0.75	(0.11)	(0.02)	0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.26)	(0.29)	(0.25)	(0.21)	(0.20)
Tax return of capital distributions	-		-	-	-	-	(0.03)
Distributions from net realized gains	(0.07)		- (b)	-	-	-	-
Total dividends and distributions	(0.17)		(0.26)	(0.29)	(0.25)	(0.21)	(0.23)
Net asset value, end of period	$10.60		$10.78	$10.09	$9.63	$9.99	$10.22
Total Return(c):	(0.09)%		9.50%	7.90%	(1.14)%	(0.13)%	5.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$200,228		$181,510	$75,923	$53,967	$43,489	$17,437
Average net assets (000)	$198,344		$119,286	$59,735	$48,790	$38,131	$3,049
Ratios to average net assets(d)(e)(f):
Expenses after waivers and/or expense reimbursement	0.65	%(g)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses before waivers and/or expense reimbursement	0.68	%(g)	0.75%	0.82%	0.84%	0.89%	0.90%
Net investment income (loss)	1.43	%(g)	2.01%	2.66%	2.23%	1.77%	1.74%
Portfolio turnover rate(h)(i)	69%		90%	69%	172%	314%	224%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(g)	Annualized.
(h)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

92

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,

	2021		2020	2019	2018	2017	2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.79		$10.10	$9.64	$9.99	$10.23	$9.89
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.13	0.19	0.14	0.10	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.08)		0.74	0.48	(0.32)	(0.20)	0.39
Total from investment operations	(0.05)		0.87	0.67	(0.18)	(0.10)	0.50
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.18)	(0.21)	(0.17)	(0.14)	(0.14)
Tax return of capital distributions	-		-	-	-	-	(0.02)
Distributions from net realized gains	(0.07)		- (b)	-	-	-	-
Total dividends and distributions	(0.13)		(0.18)	(0.21)	(0.17)	(0.14)	(0.16)
Net asset value, end of period	$10.61		$10.79	$10.10	$9.64	$9.99	$10.23
Total Return(c):	(0.49)%		8.68%	7.09%	(1.78)%	(0.98)%	5.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,532		$8,596	$4,042	$3,530	$3,486	$2,226
Average net assets (000)	$8,671		$6,244	$3,593	$3,635	$3,009	$880
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.45	%(f)	1.45%	1.45%	1.45%	1.45%	1.45%
Expenses before waivers and/or expense reimbursement	1.66	%(f)	1.78%	1.95%	1.99%	1.64%	1.69%
Net investment income (loss)	0.64	%(f)	1.25%	1.91%	1.47%	0.98%	1.08%
Portfolio turnover rate(g)(h)	69%		90%	69%	172%	314%	224%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund    93

Financial Highlights  (unaudited) (continued)

Class R Shares
	Six Months Ended January 31,		Year Ended July 31,

	2021		2020	2019	2018	2017	2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.78		$10.09	$9.63	$9.99	$10.23	$9.88
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.19	0.23	0.20	0.15	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.09)		0.73	0.49	(0.34)	(0.20)	0.41
Total from investment operations	(0.03)		0.92	0.72	(0.14)	(0.05)	0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.23)	(0.26)	(0.22)	(0.19)	(0.19)
Tax return of capital distributions	-		-	-	-	-	(0.03)
Distributions from net realized gains	(0.07)		- (b)	-	-	-	-
Total dividends and distributions	(0.15)		(0.23)	(0.26)	(0.22)	(0.19)	(0.22)
Net asset value, end of period	$10.60		$10.78	$10.09	$9.63	$9.99	$10.23
Total Return(c):	(0.24)%		9.23%	7.63%	(1.39)%	(0.48)%	5.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18		$18	$16	$15	$11	$11
Average net assets (000)	$18		$17	$15	$13	$10	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.95	%(f)	0.95%	0.95%	0.95%	0.95%	0.95%
Expenses before waivers and/or expense reimbursement	95.87	%(f)	102.99%	89.73%	113.11%	1.40%	1.52%
Net investment income (loss)	1.14	%(f)	1.80%	2.41%	1.99%	1.46%	1.66%
Portfolio turnover rate(g)(h)	69%		90%	69%	172%	314%	224%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

94

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,

	2021		2020	2019	2018	2017	2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.78		$10.09	$9.63	$9.99	$10.23	$9.88
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.25	0.28	0.24	0.19	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.07)		0.73	0.49	(0.33)	(0.19)	0.40
Total from investment operations	0.02		0.98	0.77	(0.09)	-	0.61
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.29)	(0.31)	(0.27)	(0.24)	(0.23)
Tax return of capital distributions	-		-	-	-	-	(0.03)
Distributions from net realized gains	(0.07)		- (b)	-	-	-	-
Total dividends and distributions	(0.19)		(0.29)	(0.31)	(0.27)	(0.24)	(0.26)
Net asset value, end of period	$10.61		$10.78	$10.09	$9.63	$9.99	$10.23
Total Return(c):	0.08%		9.98%	8.17%	(0.90)%	0.02%	6.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$287,763		$282,256	$162,803	$101,369	$82,297	$96,978
Average net assets (000)	$284,429		$220,426	$115,704	$84,455	$113,324	$93,861
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.33	%(f)	0.35%	0.44%	0.45%	0.45%	0.45%
Expenses before waivers and/or expense reimbursement	0.46	%(f)	0.49%	0.53%	0.52%	0.61%	0.75%
Net investment income (loss)	1.76	%(f)	2.38%	2.92%	2.48%	1.89%	2.15%
Portfolio turnover rate(g)(h)	69%		90%	69%	172%	314%	224%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund    95

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,

	2021		2020	2019	2018	2017	2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.79		$10.10	$9.64	$9.99	$10.23	$9.88
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.25	0.29	0.25	0.22	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.09)		0.73	0.49	(0.32)	(0.22)	0.40
Total from investment operations	0.01		0.98	0.78	(0.07)	-	0.61
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.29)	(0.32)	(0.28)	(0.24)	(0.23)
Tax return of capital distributions	-		-	-	-	-	(0.03)
Distributions from net realized gains	(0.07)		- (b)	-	-	-	-
Total dividends and distributions	(0.19)		(0.29)	(0.32)	(0.28)	(0.24)	(0.26)
Net asset value, end of period	$10.61		$10.79	$10.10	$9.64	$9.99	$10.23
Total Return(c):	0.08%		10.00%	8.12%	(0.74)%	0.07%	6.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$850,225		$716,750	$367,985	$290,530	$201,345	$11
Average net assets (000)	$779,980		$595,755	$309,110	$254,525	$83,714	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.32	%(f)	0.33%	0.39%	0.40%	0.40%	0.45%
Expenses before waivers and/or expense reimbursement	0.36	%(f)	0.38%	0.44%	0.45%	0.53%	0.67%
Net investment income (loss)	1.76	%(f)	2.39%	2.97%	2.54%	2.22%	2.15%
Portfolio turnover rate(g)(h)	69%		90%	69%	172%	314%	224%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

96

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Core Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM CORE BOND FUND

SHARE CLASS	A	C	R	Z	R6
NASDAQ	TPCAX	TPCCX	TPCRX	TAIBX	TPCQX
CUSIP	875921769	875921751	875921736	875921801	875921744

MF226 E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Target Portfolio Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 17, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	March 17, 2021